UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Richard J. Byrne 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/08

Date of reporting period:	3/31/08

Item 1. Schedule of Investments.

MML Large Cap Value Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.5%
COMMON STOCK — 95.5%
Agriculture — 3.8%
Altria Group, Inc.	136,500	3,030,300
Philip Morris International, Inc.	136,500	6,904,170
		9,934,470

Banks — 4.7%
The Bank of New York Mellon Corp.	81,500	3,400,995
State Street Corp.	8,100	639,900
The Toronto-Dominion Bank	16,402	1,006,282
Wachovia Corp.	59,979	1,619,433
Wells Fargo & Co.	203,200	5,913,120
		12,579,730

Beverages — 1.9%
Diageo PLC Sponsored ADR (United Kingdom)	39,500	3,212,140
Heineken Holding NV Class A	38,550	1,941,386
		5,153,526
Building Materials — 0.7%
Martin Marietta Materials, Inc. (a)	17,700	1,879,209

Coal — 0.5%
China Coal Energy Co.	806,700	1,421,131

Commercial Services — 3.5%
Cosco Pacific Ltd.	270,600	527,024
H&R Block, Inc.	125,400	2,603,304
Iron Mountain, Inc. (b)	129,699	3,429,242
Moody’s Corp.	56,200	1,957,446
Visa, Inc. Class A (b)	13,470	839,989
		9,357,005

Computers — 1.8%
Dell, Inc. (b)	130,100	2,591,592
Hewlett-Packard Co.	45,600	2,082,096
		4,673,688

Cosmetics & Personal Care — 1.6%
Avon Products, Inc.	24,100	952,914
The Procter & Gamble Co.	47,500	3,328,325
		4,281,239

Diversified Financial — 11.5%
American Express Co.	233,300	10,199,876
Ameriprise Financial, Inc.	40,780	2,114,443
Citigroup, Inc.	86,500	1,852,830
Discover Financial Services	12,400	202,988
E*Trade Financial Corp. (b)	16,400	63,304
JP Morgan Chase & Co.	242,916	10,433,242
Merrill Lynch & Co., Inc.	35,900	1,462,566

1

Merrill Lynch & Co., Inc., Restricted Private Placement (Acquired 12/24/2007, Cost $3,926,400) (c) (d)	81,800	3,115,762
Morgan Stanley	25,600	1,169,920
		30,614,931

Electronics — 1.6%
Agilent Technologies, Inc. (b)	85,400	2,547,481
Tyco Electronics Ltd.	49,680	1,705,018
		4,252,499

Foods — 0.4%
The Hershey Co.	12,400	467,108
Whole Foods Market, Inc. (a)	19,100	629,727
		1,096,835

Forest Products & Paper — 0.3%
Sino-Forest Corp. (b)	50,800	790,854

Health Care - Products — 0.8%
Covidien Ltd.	49,690	2,198,782

Health Care - Services — 0.8%
UnitedHealth Group, Inc.	63,900	2,195,604

Holding Company - Diversified — 0.7%
China Merchants Holdings International Co. Ltd.	401,409	1,922,368

Housewares — 0.1%
Hunter Douglas NV	5,303	359,100

Insurance — 14.6%
Ambac Financial Group, Inc. (a)	51,821	297,971
American International Group, Inc.	196,250	8,487,812
Aon Corp.	37,800	1,519,560
Berkshire Hathaway, Inc. Class A (b)	91	12,139,400
Loews Corp.	141,300	5,683,086
Markel Corp. (b)	495	217,785
MBIA, Inc.	21,200	259,064
Millea Holdings, Inc.	53,200	1,964,902
Nipponkoa Insurance Co. Ltd.	23,600	182,104
Principal Financial Group, Inc.	16,200	902,664
Progressive Corp.	251,250	4,037,587
Sun Life Financial, Inc.	8,140	379,324
Transatlantic Holdings, Inc.	42,013	2,787,563
		38,858,822

Internet — 1.3%
Amazon.com, Inc. (b)	10,600	755,780
eBay, Inc. (b)	24,800	740,032
Google, Inc. Class A (b)	3,070	1,352,243
Liberty Media Holding Corp. Interactive Class A (b)	40,700	656,898
		3,504,953

Leisure Time — 1.0%
Harley-Davidson, Inc.	67,100	2,516,250

2

Manufacturing — 2.5%
General Electric Co.	117,700	4,356,077
Tyco International Ltd.	52,200	2,299,410
		6,655,487

Media — 4.9%
Comcast Corp. Special Class A	349,950	6,638,552
Lagardere S.C.A. SA	9,700	726,928
Liberty Media Corp. Capital Class A (b)	8,515	134,026
Liberty Media Corp. Entertainment Series A (b)	34,060	771,118
News Corp. Class A	230,350	4,319,063
WPP Group PLC Sponsored ADR (United Kingdom)	8,500	506,940
		13,096,627

Mining — 1.2%
BHP Billiton PLC	23,200	688,471
Rio Tinto PLC	8,300	862,155
Vulcan Materials Co.	22,700	1,507,280
		3,057,906

Oil & Gas — 16.7%
Canadian Natural Resources Ltd.	50,100	3,419,826
ConocoPhillips Co.	132,460	10,094,777
Devon Energy Corp.	92,000	9,598,360
EOG Resources, Inc.	78,400	9,408,000
Occidental Petroleum Corp.	121,530	8,892,350
Transocean, Inc. (b)	20,479	2,768,761
		44,182,074

Packaging & Containers — 1.9%
Sealed Air Corp.	193,900	4,895,975

Pharmaceuticals — 1.5%
Cardinal Health, Inc.	37,800	1,984,878
Express Scripts, Inc. (b)	29,600	1,903,872
		3,888,750

Real Estate — 0.1%
Hang Lung Development Co.	67,000	319,151

Retail — 9.2%
Bed Bath & Beyond, Inc. (b)	64,600	1,905,700
Carmax, Inc. (a) (b)	87,470	1,698,667
Costco Wholesale Corp.	204,800	13,305,856
CVS Caremark Corp.	104,698	4,241,316
Lowe’s Cos., Inc.	43,700	1,002,478
Sears Holdings Corp. (a) (b)	4,100	418,569
Wal-Mart Stores, Inc.	35,600	1,875,408
		24,447,994

Semiconductors — 0.7%
Texas Instruments, Inc.	62,700	1,772,529

3

Software — 2.7%
Dun & Bradstreet Corp.	11,450	931,801
Microsoft Corp.	215,800	6,124,404
		7,056,205

Telecommunications — 1.4%
Cisco Systems, Inc. (b)	60,900	1,467,081
SK Telecom Co. Ltd. ADR (South Korea)	20,600	445,166
Sprint Nextel Corp.	161,700	1,081,773
Virgin Media, Inc.	52,197	734,412
		3,728,432

Transportation — 1.1%
Asciano Group	25,600	93,888
Kuehne & Nagel International AG	10,100	1,014,082
Toll Holdings, Ltd.	35,917	328,632
United Parcel Service, Inc. Class B	18,200	1,328,964
		2,765,566

TOTAL EQUITIES
(Cost $232,548,504)		253,457,692

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 5.3%
Cash Equivalents — 1.6% (f)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	299,094	299,094
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	256,366	256,366
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	170,908	170,908
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	170,911	170,911
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	128,183	128,183
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	128,183	128,183
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	256,366	256,366
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	128,183	128,183
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	128,183	128,183
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	108,831	108,831
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	85,455	85,455
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	256,366	256,366
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	128,183	128,183

4

Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	149,547	149,547
Reserve Primary Money Market Fund (e)		42,728	42,728
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	213,638	213,638
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	128,183	128,183
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	149,547	149,547
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	149,547	149,547
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	149,547	149,547
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	82,913	82,913
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	192,274	192,274
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	384,549	384,549
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	235,002	235,002
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	128,183	128,183
			4,250,870

Repurchase Agreements — 3.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (g)		9,787,942	9,787,942

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,038,812)			14,038,812

TOTAL INVESTMENTS — 100.8%
(Cost $246,587,316) (h)			$267,496,504

Other Assets/(Liabilities) — (0.8%)			(2,018,216)

NET ASSETS — 100.0%			$265,478,288

Notes to Portfolio of Investments

(a)                        Denotes all or a portion of security on loan. (Note 2).

(b)                       Non-income producing security.

(c)                        This security is valued in good faith under procedures established by the Board of Trustees.

(d)                       Restricted security. (Note 2).

(e)                        Principal amount represents shares owned of the fund.

(f)                          Represents investments of security lending collateral. (Note 2).

5

(g)                       Maturity value of $9,788,228. Collateralized by U.S. Government Agency obligations with rates ranging from 4.770% to 4.390%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $9,985,028.

(h)                       See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MML Equity Index Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (a)	13,919	117,059
Omnicom Group, Inc.	10,212	451,166
		568,225

Aerospace & Defense — 2.4%
Boeing Co.	23,911	1,778,261
General Dynamics Corp.	12,514	1,043,292
Goodrich Corp.	3,839	220,781
L-3 Communications Holdings, Inc.	3,800	415,492
Lockheed Martin Corp.	10,740	1,066,482
Northrop Grumman Corp.	10,590	824,008
Raytheon Co.	13,388	864,999
Rockwell Collins, Inc.	5,068	289,636
United Technologies Corp.	30,822	2,121,170
		8,624,121

Agriculture — 1.7%
Altria Group, Inc.	65,754	1,459,739
Archer-Daniels-Midland Co.	19,961	821,595
Philip Morris International, Inc.	65,754	3,325,837
Reynolds American, Inc.	5,400	318,762
UST, Inc.	4,622	251,991
		6,177,924

Airlines — 0.1%
Southwest Airlines Co.	23,340	289,416

Apparel — 0.3%
Nike, Inc. Class B	11,962	813,416
VF Corp.	2,751	213,230
		1,026,646

Auto Manufacturers — 0.3%
Ford Motor Co. (a)	65,667	375,615
General Motors Corp. (b)	17,730	337,756
Paccar, Inc.	11,435	514,575
		1,227,946

Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co. (a)	7,165	184,857
Johnson Controls, Inc.	18,050	610,090
		794,947

Banks — 5.3%
Bank of America Corp.	139,255	5,279,157
The Bank of New York Mellon Corp.	35,406	1,477,492
BB&T Corp.	16,683	534,857
Capital One Financial Corp.	11,934	587,391
Comerica, Inc.	4,869	170,805
Fifth Third Bancorp	16,522	345,640

1

First Horizon National Corp. (b)	4,000	56,040
Huntington Bancshares, Inc.	11,334	121,841
KeyCorp	12,210	268,010
M&T Bank Corp. (b)	2,400	193,152
Marshall & Ilsley Corp.	7,800	180,960
National City Corp.	19,998	198,980
Northern Trust Corp.	5,788	384,728
PNC Financial Services Group, Inc.	10,649	698,255
Regions Financial Corp. (b)	21,589	426,383
State Street Corp.	12,022	949,738
SunTrust Banks, Inc.	10,890	600,475
The Toronto-Dominion Bank	1	83
U.S. Bancorp	53,732	1,738,768
Wachovia Corp.	62,951	1,699,677
Wells Fargo & Co.	104,158	3,030,998
Zions Bancorp	3,293	149,996
		19,093,426

Beverages — 2.6%
Anheuser-Busch Cos., Inc.	22,387	1,062,263
Brown-Forman Corp. Class B	2,480	164,226
The Coca-Cola Co.	62,991	3,834,262
Coca-Cola Enterprises, Inc.	8,574	207,491
Constellation Brands, Inc. Class A (a)	6,000	106,020
Molson Coors Brewing Co. Class B	4,578	240,665
The Pepsi Bottling Group, Inc.	4,038	136,929
PepsiCo, Inc.	50,108	3,617,798
		9,369,654

Biotechnology — 1.0%
Amgen, Inc. (a)	33,769	1,410,869
Biogen Idec, Inc. (a)	9,437	582,169
Celgene Corp. (a)	13,778	844,454
Genzyme Corp. (a)	8,300	618,682
Millipore Corp. (a)	1,715	115,608
		3,571,782

Building Materials — 0.1%
Masco Corp.	11,667	231,357
Trane, Inc.	5,300	243,270
		474,627

Chemicals — 2.0%
Air Products & Chemicals, Inc.	6,758	621,736
Ashland, Inc.	1,703	80,552
The Dow Chemical Co.	29,568	1,089,581
Du Pont (E.I.) de Nemours & Co.	28,104	1,314,143
Eastman Chemical Co.	2,500	156,125
Ecolab, Inc.	5,616	243,903
Hercules, Inc.	3,606	65,954
International Flavors & Fragrances, Inc.	2,546	112,151
Monsanto Co.	17,070	1,903,305
PPG Industries, Inc.	5,089	307,935
Praxair, Inc.	9,864	830,845
Rohm & Haas Co.	3,940	213,075

2

The Sherwin-Williams Co.	3,229	164,808
Sigma-Aldrich Corp.	4,068	242,656
		7,346,769

Coal — 0.2%
CONSOL Energy, Inc.	5,700	394,383
Peabody Energy Corp.	8,200	418,200
		812,583

Commercial Services — 0.8%
Apollo Group, Inc. Class A (a)	4,288	185,242
Automatic Data Processing, Inc.	16,404	695,366
Convergys Corp. (a)	4,216	63,493
Donnelley (R.R.) & Sons Co.	6,822	206,775
Equifax, Inc.	4,159	143,402
H&R Block, Inc.	10,048	208,596
McKesson Corp.	8,987	470,649
Monster Worldwide, Inc. (a)	4,176	101,101
Moody’s Corp. (b)	6,692	233,082
Robert Half International, Inc.	4,980	128,185
Total System Services, Inc.	5,714	135,193
Western Union Co.	24,033	511,182
		3,082,266

Computers — 4.6%
Affiliated Computer Services, Inc. Class A (a)	3,100	155,341
Apple, Inc. (a)	27,552	3,953,712
Cognizant Technology Solutions Corp. Class A (a)	8,800	253,704
Computer Sciences Corp. (a)	5,187	211,578
Dell, Inc. (a)	69,747	1,389,360
Electronic Data Systems Corp.	16,071	267,582
EMC Corp. (a)	65,632	941,163
Hewlett-Packard Co.	77,215	3,525,637
International Business Machines Corp.	43,165	4,970,018
Lexmark International, Inc. Class A (a)	2,997	92,068
NetApp, Inc. (a)	10,720	214,936
SanDisk Corp. (a)	7,236	163,317
Sun Microsystems, Inc. (a)	24,802	385,175
Teradata Corp. (a)	5,600	123,536
Unisys Corp. (a)	10,615	47,024
		16,694,151

Cosmetics & Personal Care — 2.4%
Avon Products, Inc.	13,456	532,050
Colgate-Palmolive Co.	15,877	1,236,977
The Estee Lauder Cos., Inc. Class A	3,600	165,060
The Procter & Gamble Co.	96,386	6,753,767
		8,687,854

Distribution & Wholesale — 0.1%
Genuine Parts Co.	5,329	214,332
W.W. Grainger, Inc.	2,079	158,815
		373,147

3

Diversified Financial — 5.8%
American Express Co.	36,408	1,591,758
Ameriprise Financial, Inc.	7,221	374,409
The Bear Stearns Cos., Inc.	3,658	38,372
The Charles Schwab Corp.	29,295	551,625
CIT Group, Inc.	6,000	71,100
Citigroup, Inc.	162,290	3,476,252
CME Group, Inc.	1,630	764,633
Countrywide Financial Corp. (b)	18,202	100,111
Discover Financial Services	14,995	245,468
E*Trade Financial Corp. (a)	13,200	50,952
Fannie Mae	30,976	815,288
Federated Investors, Inc. Class B	2,700	105,732
Franklin Resources, Inc.	4,928	477,967
Freddie Mac	20,386	516,174
The Goldman Sachs Group, Inc.	12,413	2,052,986
IntercontinentalExchange, Inc. (a)	2,200	287,100
JP Morgan Chase & Co.	106,947	4,593,374
Janus Capital Group, Inc.	4,750	110,533
Legg Mason, Inc.	4,085	228,678
Lehman Brothers Holdings, Inc.	16,444	618,952
Merrill Lynch & Co., Inc.	30,169	1,229,085
Morgan Stanley	34,291	1,567,099
NYSE Euronext	8,300	512,193
SLM Corp. (a)	15,242	233,965
T. Rowe Price Group, Inc.	8,200	410,000
		21,023,806

Electric — 3.3%
AES Corp. (a)	20,549	342,552
Allegheny Energy, Inc.	5,120	258,560
Ameren Corp.	6,381	281,019
American Electric Power Co., Inc.	12,357	514,422
CenterPoint Energy, Inc.	10,263	146,453
CMS Energy Corp.	7,038	95,295
Consolidated Edison, Inc.	7,850	311,645
Constellation Energy Group, Inc.	5,725	505,346
Dominion Resources, Inc.	18,092	738,877
DTE Energy Co.	5,137	199,778
Duke Energy Corp.	38,973	695,668
Dynegy, Inc. Class A (a)	14,209	112,109
Edison International	10,230	501,475
Entergy Corp.	6,260	682,841
Exelon Corp.	20,936	1,701,469
FirstEnergy Corp.	9,657	662,663
FPL Group, Inc.	13,172	826,411
Integrys Energy Group, Inc.	2,300	107,272
Pepco Holdings, Inc.	6,100	150,792
PG&E Corp.	10,821	398,429
Pinnacle West Capital Corp.	3,300	115,764
PPL Corp.	11,578	531,662
Progress Energy, Inc.	7,872	328,262
Public Service Enterprise Group, Inc.	16,496	662,974
Southern Co.	23,387	832,811
TECO Energy, Inc. (b)	6,861	109,433
Xcel Energy, Inc.	12,772	254,801
		12,068,783

4

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	24,514	1,261,490
Molex, Inc.	4,390	101,672
		1,363,162

Electronics — 0.6%
Agilent Technologies, Inc. (a)	11,983	357,453
Applera Corp. Applied Biosystems Group	5,338	175,407
Jabil Circuit, Inc.	5,778	54,660
PerkinElmer, Inc.	3,708	89,919
Thermo Fisher Scientific, Inc. (a)	13,354	759,041
Tyco Electronics Ltd.	15,268	523,998
Waters Corp. (a)	3,100	172,670
		2,133,148

Engineering & Construction — 0.2%
Fluor Corp.	2,927	413,175
Jacobs Engineering Group, Inc. (a)	3,800	279,642
		692,817

Entertainment — 0.1%
International Game Technology	9,874	397,034

Environmental Controls — 0.2%
Allied Waste Industries, Inc. (a)	10,860	117,397
Waste Management, Inc.	16,053	538,739
		656,136

Foods — 1.8%
Campbell Soup Co.	6,802	230,928
ConAgra Foods, Inc.	15,472	370,554
Dean Foods Co.	4,200	84,378
General Mills, Inc.	10,608	635,207
Heinz (H.J.) Co.	10,122	475,430
The Hershey Co.	5,444	205,075
Kellogg Co.	7,764	408,076
Kraft Foods, Inc. Class A	48,130	1,492,511
The Kroger Co.	21,318	541,477
McCormick & Co., Inc.	4,100	151,577
Safeway, Inc.	13,760	403,856
Sara Lee Corp.	22,665	316,857
Sysco Corp.	18,930	549,349
Tyson Foods, Inc. Class A	7,800	124,410
Whole Foods Market, Inc. (b)	4,400	145,068
Wrigley (Wm.) Jr. Co.	6,867	431,522
		6,566,275

Forest Products & Paper — 0.3%
International Paper Co.	13,520	367,744
MeadWestvaco Corp.	5,701	155,181
Plum Creek Timber Co., Inc. (b)	5,300	215,710
Weyerhaeuser Co.	6,510	423,410
		1,162,045

5

Gas — 0.2%
Nicor, Inc.	1,489	49,896
NiSource, Inc.	8,446	145,609
Sempra Energy	8,617	459,114
		654,619

Hand & Machine Tools — 0.1%
The Black & Decker Corp.	1,950	128,895
Snap-on, Inc.	1,853	94,225
The Stanley Works	2,305	109,764
		332,884

Health Care - Products — 3.5%
Baxter International, Inc.	19,692	1,138,591
Becton, Dickinson & Co.	7,548	647,996
Boston Scientific Corp. (a)	40,872	526,023
C.R. Bard, Inc. (b)	3,220	310,408
Covidien Ltd.	15,468	684,459
Johnson & Johnson	88,696	5,753,710
Medtronic, Inc.	35,181	1,701,705
Patterson Cos., Inc. (a)	4,300	156,090
St. Jude Medical, Inc. (a)	10,644	459,714
Stryker Corp.	7,400	481,370
Varian Medical Systems, Inc. (a)	3,900	182,676
Zimmer Holdings, Inc. (a)	7,322	570,091
		12,612,833

Health Care - Services — 1.0%
Aetna, Inc.	15,544	654,247
Coventry Health Care, Inc. (a)	4,885	197,110
Humana, Inc. (a)	5,203	233,407
Laboratory Corp. of America Holdings (a)	3,500	257,880
Quest Diagnostics, Inc.	4,928	223,091
Tenet Healthcare Corp. (a)	15,359	86,932
UnitedHealth Group, Inc.	39,180	1,346,225
WellPoint, Inc. (a)	16,853	743,723
		3,742,615

Holding Company - Diversified — 0.1%
Leucadia National Corp.	5,100	230,622

Home Builders — 0.1%
Centex Corp.	3,846	93,112
D.R. Horton, Inc.	8,500	133,875
KB Home (b)	2,442	60,391
Lennar Corp. Class A	4,300	80,883
Pulte Homes, Inc.	6,744	98,125
		466,386

Home Furnishing — 0.1%
Harman International Industries, Inc.	2,000	87,080
Whirlpool Corp.	2,442	211,917
		298,997

6

Household Products — 0.4%
Avery Dennison Corp.	2,928	144,204
The Clorox Co.	4,370	247,517
Fortune Brands, Inc.	4,780	332,210
Kimberly-Clark Corp.	13,241	854,707
		1,578,638

Housewares — 0.1%
Newell Rubbermaid, Inc.	8,735	199,769

Insurance — 4.1%
ACE Ltd.	10,200	561,612
AFLAC, Inc.	15,220	988,539
Allstate Corp.	17,504	841,242
Ambac Financial Group, Inc.	8,875	51,031
American International Group, Inc.	78,932	3,413,809
Aon Corp.	9,246	371,689
Assurant, Inc.	3,000	182,580
Chubb Corp.	11,646	576,244
Cigna Corp.	8,720	353,770
Cincinnati Financial Corp.	5,182	197,123
Genworth Financial, Inc. Class A	13,800	312,432
The Hartford Financial Services Group, Inc.	9,558	724,210
Lincoln National Corp.	8,380	435,760
Loews Corp.	13,774	553,990
Marsh & McLennan Cos., Inc.	16,342	397,928
MBIA, Inc.	6,275	76,681
Metlife, Inc.	22,532	1,357,778
MGIC Investment Corp.	2,589	27,262
Principal Financial Group, Inc.	8,136	453,338
Progressive Corp.	21,692	348,590
Prudential Financial, Inc.	14,000	1,095,500
Safeco Corp.	2,959	129,841
Torchmark Corp.	2,826	169,871
The Travelers Cos., Inc.	19,363	926,520
Unum Group	10,570	232,646
XL Capital Ltd. Class A	5,727	169,233
		14,949,219

Internet — 2.0%
Akamai Technologies, Inc. (a)	5,200	146,432
Amazon.com, Inc. (a)	9,633	686,833
eBay, Inc. (a)	35,123	1,048,070
Expedia, Inc. (a)	6,465	141,519
Google, Inc. Class A (a)	7,226	3,182,836
IAC/InterActiveCorp (a)	5,900	122,484
Symantec Corp. (a)	26,989	448,557
VeriSign, Inc. (a)	6,900	229,356
Yahoo!, Inc. (a)	41,716	1,206,844
		7,212,931

Investment Companies — 0.1%
American Capital Strategies Ltd. (b)	5,500	187,880

7

Iron & Steel — 0.4%
Allegheny Technologies, Inc.	3,044	217,220
Nucor Corp.	9,056	613,453
United States Steel Corp.	3,654	463,583
		1,294,256

Leisure Time — 0.2%
Brunswick Corp.	2,939	46,936
Carnival Corp.	13,585	549,921
Harley-Davidson, Inc.	7,622	285,825
		882,682

Lodging — 0.2%
Marriott International, Inc. Class A	9,428	323,946
Starwood Hotels & Resorts Worldwide, Inc.	5,940	307,395
Wyndham Worldwide Corp.	5,888	121,764
		753,105

Machinery - Construction & Mining — 0.5%
Caterpillar, Inc.	19,604	1,534,797
Terex Corp. (a)	3,200	200,000
		1,734,797

Machinery - Diversified — 0.5%
Cummins, Inc.	6,356	297,588
Deere & Co.	13,686	1,100,902
The Manitowoc Co., Inc.	3,900	159,120
Rockwell Automation, Inc.	4,668	268,037
		1,825,647

Manufacturing — 5.3%
3M Co.	22,172	1,754,914
Cooper Industries Ltd. Class A	5,528	221,949
Danaher Corp.	7,710	586,191
Dover Corp.	6,335	264,676
Eastman Kodak Co. (b)	8,960	158,323
Eaton Corp.	4,494	358,037
General Electric Co.	312,735	11,574,322
Honeywell International, Inc.	23,390	1,319,664
Illinois Tool Works, Inc.	12,538	604,708
Ingersoll-Rand Co. Ltd. Class A	8,466	377,414
ITT Corp.	5,674	293,970
Leggett & Platt, Inc.	5,650	86,163
Pall Corp.	3,892	136,492
Parker Hannifin Corp.	5,221	361,659
Textron, Inc.	7,864	435,823
Tyco International Ltd.	15,568	685,770
		19,220,075

Media — 2.7%
CBS Corp. Class B	21,414	472,821
Clear Channel Communications, Inc.	15,449	451,420
Comcast Corp. Class A	94,277	1,823,317
The DIRECTV Group, Inc. (a)	22,400	555,296
Gannett Co., Inc.	7,370	214,099
The McGraw-Hill Cos., Inc.	10,260	379,107

8

Meredith Corp.	1,144	43,758
New York Times Co. Class A (b)	4,765	89,963
News Corp. Class A	71,900	1,348,125
The Scripps (E.W.) Co. Class A	2,700	113,427
Time Warner, Inc.	112,408	1,575,960
Viacom, Inc. Class B (a)	20,014	792,955
The Walt Disney Co.	58,932	1,849,286
The Washington Post Co. Class B	182	120,393
		9,829,927

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	4,300	438,944

Mining — 0.8%
Alcoa, Inc.	25,488	919,097
Freeport-McMoRan Copper & Gold, Inc.	11,933	1,148,193
Newmont Mining Corp.	13,909	630,078
Titanium Metals Corp. (b)	2,800	42,140
Vulcan Materials Co.	3,410	226,424
		2,965,932

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	6,902	241,708
Xerox Corp.	28,914	432,843
		674,551

Oil & Gas — 10.5%
Anadarko Petroleum Corp.	14,244	897,799
Apache Corp.	10,300	1,244,446
Chesapeake Energy Corp.	14,781	682,143
Chevron Corp.	64,966	5,545,498
ConocoPhillips Co.	48,890	3,725,907
Devon Energy Corp.	13,870	1,447,057
ENSCO International, Inc.	4,500	281,790
EOG Resources, Inc.	7,700	924,000
Exxon Mobil Corp.	167,536	14,170,195
Hess Corp.	8,817	777,483
Marathon Oil Corp.	22,180	1,011,408
Murphy Oil Corp.	5,800	476,412
Nabors Industries Ltd. (a)	8,630	291,435
Noble Corp.	8,280	411,268
Noble Energy, Inc.	5,400	393,120
Occidental Petroleum Corp.	25,808	1,888,371
Range Resources Corp.	5,000	317,250
Rowan Cos., Inc.	3,521	144,995
Sunoco, Inc.	3,786	198,651
Tesoro Corp.	4,300	129,000
Transocean, Inc. (a)	9,899	1,338,345
Valero Energy Corp.	16,900	829,959
XTO Energy, Inc.	16,073	994,276
		38,120,808

Oil & Gas Services — 2.0%
Baker Hughes, Inc.	9,898	678,013
BJ Services Co.	9,100	259,441

9

Cameron International Corp. (a)	6,800	283,152
Halliburton Co.	27,513	1,082,086
National Oilwell Varco, Inc. (a)	11,500	671,370
Schlumberger Ltd.	37,778	3,286,686
Smith International, Inc.	6,200	398,226
Weatherford International Ltd. (a)	10,438	756,442
		7,415,416

Packaging & Containers — 0.1%
Ball Corp.	3,120	143,333
Bemis Co., Inc.	3,066	77,968
Pactiv Corp. (a)	4,159	109,007
Sealed Air Corp.	5,282	133,371
		463,679

Pharmaceuticals — 5.6%
Abbott Laboratories	48,598	2,680,180
Allergan, Inc.	9,532	537,509
AmerisourceBergen Corp.	5,252	215,227
Barr Pharmaceuticals, Inc. (a)	3,300	159,423
Bristol-Myers Squibb Co.	62,442	1,330,015
Cardinal Health, Inc.	11,269	591,735
Eli Lilly & Co.	30,595	1,578,396
Express Scripts, Inc. (a)	7,866	505,941
Forest Laboratories, Inc. (a)	9,780	391,298
Gilead Sciences, Inc. (a)	28,988	1,493,752
Hospira, Inc. (a)	4,839	206,964
King Pharmaceuticals, Inc. (a)	7,567	65,833
Medco Health Solutions, Inc. (a)	16,640	728,666
Merck & Co., Inc.	68,215	2,588,759
Mylan, Inc.	8,624	100,038
Pfizer, Inc.	212,441	4,446,390
Schering-Plough Corp.	50,288	724,650
Watson Pharmaceuticals, Inc. (a)	3,370	98,808
Wyeth	41,656	1,739,555
		20,183,139

Pipelines — 0.5%
El Paso Corp.	21,646	360,189
Questar Corp.	5,200	294,112
Spectra Energy Corp. (b)	19,486	443,307
The Williams Cos., Inc.	18,618	614,022
		1,711,630

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Class A (a)	5,600	121,184

Real Estate Investment Trusts (REITS) — 1.1%
Apartment Investment & Management Co. Class A	2,940	105,281
AvalonBay Communities, Inc.	2,300	221,996
Boston Properties, Inc.	3,600	331,452
Developers Diversified Realty Corp.	4,000	167,520
Equity Residential	8,400	348,516
General Growth Properties, Inc.	8,100	309,177
HCP, Inc.	5,733	193,833

10

Host Hotels & Resorts, Inc.	16,300	259,496
Kimco Realty Corp.	7,500	293,775
Prologis	7,800	459,108
Public Storage	4,020	356,252
Simon Property Group, Inc.	7,300	678,243
Vornado Realty Trust	4,200	362,082
		4,086,731

Retail — 5.6%
Abercrombie & Fitch Co. Class A	2,700	197,477
AutoNation, Inc. (a)	4,268	63,892
AutoZone, Inc. (a)	1,354	154,126
Bed Bath & Beyond, Inc. (a)	8,250	243,375
Best Buy Co., Inc.	10,895	451,707
Big Lots, Inc. (a)	2,874	64,090
Circuit City Stores, Inc.	390	1,552
Coach, Inc. (a)	11,000	331,650
Costco Wholesale Corp.	13,442	873,327
CVS Caremark Corp.	44,783	1,814,159
Darden Restaurants, Inc.	4,392	142,960
Dillards, Inc. Class A (b)	2,101	36,158
Family Dollar Stores, Inc.	4,351	84,845
GameStop Corp. Class A (a)	5,300	274,063
The Gap, Inc.	14,545	286,246
The Home Depot, Inc.	52,715	1,474,439
J.C. Penney Co., Inc.	6,909	260,538
Jones Apparel Group, Inc.	2,996	40,206
Kohl’s Corp. (a)	9,723	417,019
Limited Brands, Inc.	10,030	171,513
Liz Claiborne, Inc. (b)	3,274	59,423
Lowe’s Cos., Inc.	45,764	1,049,826
Macy’s, Inc.	13,500	311,310
McDonald’s Corp.	36,077	2,012,014
Nordstrom, Inc.	5,870	191,362
Office Depot, Inc. (a)	8,565	94,643
OfficeMax, Inc.	2,242	42,912
Polo Ralph Lauren Corp.	1,900	110,751
RadioShack Corp. (b)	4,281	69,566
Sears Holdings Corp. (a) (b)	2,308	235,624
Staples, Inc.	22,259	492,146
Starbucks Corp. (a)	23,098	404,215
SuperValu, Inc.	6,595	197,718
Target Corp.	25,968	1,316,058
Tiffany & Co.	3,992	167,025
The TJX Cos., Inc.	13,576	448,958
Walgreen Co.	31,004	1,180,942
Wal-Mart Stores, Inc.	73,534	3,873,771
Wendy’s International, Inc.	2,675	61,686
Yum! Brands, Inc.	14,896	554,280
		20,257,572

Savings & Loans — 0.2%
Hudson City Bancorp, Inc.	15,600	275,808
Sovereign Bancorp, Inc. (b)	11,355	105,829
Washington Mutual, Inc. (b)	27,001	278,110
		659,747

11

Semiconductors — 2.5%
Advanced Micro Devices, Inc. (a)	18,360	108,140
Altera Corp.	9,620	177,297
Analog Devices, Inc.	9,170	270,698
Applied Materials, Inc.	42,406	827,341
Broadcom Corp. Class A (a)	14,447	278,394
Intel Corp.	181,287	3,839,659
KLA-Tencor Corp.	5,706	211,693
Linear Technology Corp.	7,030	215,751
LSI Corp. (a)	22,228	110,029
MEMC Electronic Materials, Inc. (a)	7,100	503,390
Microchip Technology, Inc.	5,900	193,107
Micron Technology, Inc. (a)	22,717	135,620
National Semiconductor Corp.	7,096	129,999
Novellus Systems, Inc. (a)	3,150	66,308
Nvidia Corp. (a)	17,200	340,388
QLogic Corp. (a)	4,300	66,005
Teradyne, Inc. (a)	5,460	67,813
Texas Instruments, Inc.	41,526	1,173,940
Xilinx, Inc.	8,911	211,636
		8,927,208

Software — 3.5%
Adobe Systems, Inc. (a)	18,012	641,047
Autodesk, Inc. (a)	7,180	226,026
BMC Software, Inc. (a)	6,065	197,234
CA, Inc.	12,229	275,153
Citrix Systems, Inc. (a)	5,592	164,013
Compuware Corp. (a)	8,978	65,899
Electronic Arts, Inc. (a)	9,900	494,208
Fidelity National Information Services, Inc.	5,100	194,514
Fiserv, Inc. (a)	5,321	255,887
IMS Health, Inc.	6,324	132,867
Intuit, Inc. (a)	10,420	281,444
Microsoft Corp.	250,308	7,103,741
Novell, Inc. (a)	11,076	69,668
Oracle Corp. (a)	123,461	2,414,897
Paychex, Inc.	10,397	356,201
		12,872,799

Telecommunications — 5.9%
American Tower Corp. Class A (a)	12,700	497,967
AT&T, Inc.	188,695	7,227,019
CenturyTel, Inc.	3,431	114,046
Ciena Corp. (a)	2,748	84,721
Cisco Systems, Inc. (a)	186,673	4,496,953
Citizens Communications Co.	10,101	105,959
Corning, Inc.	49,291	1,184,956
Embarq Corp.	4,727	189,553
JDS Uniphase Corp. (a)	7,098	95,042
Juniper Networks, Inc. (a)	16,300	407,500
Motorola, Inc.	71,009	660,384
Qualcomm, Inc.	50,860	2,085,260

12

Qwest Communications International, Inc. (b)	49,358	223,592
Sprint Nextel Corp.	89,459	598,481
Tellabs, Inc. (a)	13,912	75,820
Verizon Communications, Inc.	89,916	3,277,438
Windstream Corp.	14,731	176,035
		21,500,726

Textiles — 0.0%
Cintas Corp. (b)	4,290	122,437

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	4,591	128,089
Mattel, Inc.	11,289	224,651
		352,740

Transportation — 2.0%
Burlington Northern Santa Fe Corp.	9,293	857,000
C.H. Robinson Worldwide, Inc.	5,300	288,320
CSX Corp.	12,630	708,164
Expeditors International of Washington, Inc.	6,700	302,706
FedEx Corp.	9,503	880,643
Norfolk Southern Corp.	11,789	640,378
Ryder System, Inc.	1,782	108,542
Union Pacific Corp.	8,217	1,030,247
United Parcel Service, Inc. Class B	32,700	2,387,754
		7,203,754

TOTAL EQUITIES (Cost $302,460,402)		360,365,569

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 1.5%
Cash Equivalents — 0.9% (e)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	220,337	220,337
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	188,857	188,857
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	125,904	125,904
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	125,904	125,904
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	94,428	94,428
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	94,428	94,428
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	188,857	188,857
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	94,428	94,428
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	94,428	94,428
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	80,172	80,172

13

Calyon Eurodollar Time Deposit
3.020%	04/04/2008	62,952	62,952
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	188,857	188,857
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	94,428	94,428
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	110,166	110,166
Reserve Primary Money Market Fund (c)		31,476	31,476
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	157,380	157,380
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	94,428	94,428
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	110,166	110,166
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	110,166	110,166
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	110,166	110,166
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	61,079	61,079
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	141,642	141,642
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	283,285	283,285
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	173,118	173,118
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	94,428	94,428
			3,131,480

Repurchase Agreements — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (f)		1,765,033	1,765,033

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (d)
2.970%	06/26/2008	345,000	342,552

TOTAL SHORT-TERM INVESTMENTS (Cost $5,239,065)			5,239,065

TOTAL INVESTMENTS — 100.8% (Cost $307,699,467) (g)			$365,604,634

Other Assets/(Liabilities) — (0.8%)			(2,749,270)

NET ASSETS — 100.0%			$362,855,364

14

Notes to Portfolio of Investments

(a)                        Non-income producing security.

(b)                       Denotes all or a portion of security on loan. (Note 2).

(c)                        Principal amount represents shares owned of the fund.

(d)                       This security is held as collateral for open futures contracts. (Note 2).

(e)                        Represents investments of security lending collateral. (Note 2).

(f)                          Maturity value of $1,765,084.  Collateralized by a U.S. Government Agency obligation with a rate of 6.042%, maturity date of 2/01/2035, and an aggregate market value, including accrued interest, of $1,800,909.

(g)                       See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MML Growth Equity Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.6%
COMMON STOCK — 99.6%
Advertising — 0.7%
Omnicom Group, Inc.	2,550	112,659

Aerospace & Defense — 3.2%
General Dynamics Corp.	2,800	233,436
Lockheed Martin Corp.	850	84,405
Rockwell Collins, Inc.	1,050	60,007
United Technologies Corp.	1,750	120,435
		498,283

Auto Manufacturers — 0.0%
Paccar, Inc.	100	4,500

Banks — 4.2%
The Bank of New York Mellon Corp.	3,400	141,882
Northern Trust Corp.	2,000	132,940
State Street Corp.	4,900	387,100
		661,922

Beverages — 0.6%
PepsiCo, Inc.	1,250	90,250

Biotechnology — 2.8%
Celgene Corp. (a)	2,850	174,676
Genentech, Inc. (a)	3,200	259,776
		434,452

Chemicals — 2.7%
Monsanto Co.	2,400	267,600
Praxair, Inc.	1,900	160,037
		427,637

Commercial Services — 4.2%
Accenture Ltd. Class A	3,050	107,268
Apollo Group, Inc. Class A (a)	100	4,320
Automatic Data Processing, Inc.	4,250	180,157
Fastenal Co.	900	41,337
Mastercard, Inc. Class A	300	66,897
McKesson Corp.	1,800	94,266
Monster Worldwide, Inc. (a)	2,250	54,472
Visa, Inc. Class A (a)	1,900	118,484
		667,201

Computers — 4.3%
Apple, Inc. (a)	2,350	337,225
Dell, Inc. (a)	5,350	106,572
EMC Corp. (a)	7,150	102,531
Hewlett-Packard Co.	2,700	123,282
		669,610

1

Cosmetics & Personal Care — 1.4%
The Procter & Gamble Co.	3,100	217,217

Diversified Financial — 6.3%
American Express Co.	950	41,534
Ameriprise Financial, Inc.	2,400	124,440
BlackRock, Inc.	150	30,627
The Charles Schwab Corp.	5,300	99,799
CME Group, Inc.	200	93,820
Franklin Resources, Inc.	2,250	218,227
The Goldman Sachs Group, Inc.	1,050	173,659
Intercontinental Exchange, Inc. (a)	50	6,525
Merrill Lynch & Co., Inc.	1,500	61,110
Morgan Stanley	3,150	143,955
UBS AG	139	4,049
		997,745

Electronics — 0.2%
Thermo Fisher Scientific, Inc. (a)	550	31,262

Engineering & Construction — 1.5%
Foster Wheeler Ltd. (a)	2,300	130,226
McDermott International, Inc. (a)	2,000	109,640
		239,866

Entertainment — 0.4%
International Game Technology	1,700	68,357

Foods — 0.2%
Sysco Corp.	950	27,569

Health Care - Products — 4.7%
Alcon, Inc. (b)	750	106,687
Baxter International, Inc.	1,100	63,602
Becton, Dickinson & Co.	400	34,340
Intuitive Surgical, Inc. (a)	150	48,652
Medtronic, Inc.	3,750	181,387
St. Jude Medical, Inc. (a)	3,850	166,281
Stryker Corp.	2,200	143,110
		744,059

Health Care - Services — 2.7%
Aetna, Inc.	4,050	170,464
Humana, Inc. (a)	1,350	60,561
Laboratory Corp. of America Holdings (a)	2,150	158,412
WellPoint, Inc. (a)	750	33,097
		422,534

Insurance — 0.6%
Prudential Financial, Inc.	1,300	101,725

Internet — 6.0%
Amazon.com, Inc. (a)	4,250	303,025
eBay, Inc. (a)	3,600	107,424
Expedia, Inc. (a)	700	15,323
Google, Inc. Class A (a)	900	396,423

2

McAfee, Inc. (a)	1,350	44,671
VeriSign, Inc. (a)	2,550	84,762
		951,628

Iron & Steel — 0.0%
Nucor Corp.	100	6,774

Lodging — 1.6%
Las Vegas Sands Corp. (a)	1,600	117,824
Marriott International, Inc. Class A	3,100	106,516
MGM Mirage (a)	549	32,265
		256,605

Machinery - Construction & Mining — 0.4%
Joy Global, Inc.	900	58,644

Manufacturing — 6.2%
Danaher Corp.	5,250	399,158
General Electric Co.	11,900	440,419
Illinois Tool Works, Inc.	1,350	65,111
Tyco International Ltd.	1,700	74,885
		979,573

Media — 1.5%
Discovery Holding Co. Class A (a)	1,450	30,769
The McGraw-Hill Cos., Inc.	2,350	86,833
Rogers Communications, Inc. Class B	2,600	93,392
Shaw Communications, Inc. Class B	1,400	25,452
		236,446

Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	2,250	216,495

Oil & Gas — 4.2%
Chevron Corp.	600	51,216
EOG Resources, Inc.	550	66,000
Exxon Mobil Corp.	2,350	198,763
Murphy Oil Corp.	2,050	168,387
Petroleo Brasileiro SA Sponsored ADR (Brazil)	600	50,814
Total SA Sponsored ADR (France)	1,700	125,817
		660,997

Oil & Gas Services — 5.5%
Baker Hughes, Inc.	2,100	143,850
Schlumberger Ltd.	5,100	443,700
Smith International, Inc.	4,300	276,189
		863,739

Pharmaceuticals — 6.1%
Allergan, Inc.	2,300	129,697
Cardinal Health, Inc.	300	15,753
Express Scripts, Inc. (a)	1,950	125,424
Gilead Sciences, Inc. (a)	6,400	329,792
Medco Health Solutions, Inc. (a)	2,800	122,612
Merck & Co., Inc.	1,350	51,233

3

Novartis AG	14	719
Roche Holding AG	638	120,231
Schering-Plough Corp.	3,450	49,715
Wyeth	450	18,792
		963,968

Retail — 6.9%
Bed Bath & Beyond, Inc. (a)	2,100	61,950
Coach, Inc. (a)	2,400	72,360
Costco Wholesale Corp.	1,350	87,710
CVS Caremark Corp.	9,500	384,845
Kohl’s Corp. (a)	3,350	143,682
McDonald’s Corp.	1,150	64,136
Target Corp.	650	32,942
Wal-Mart Stores, Inc.	2,650	139,602
Yum! Brands, Inc.	2,600	96,746
		1,083,973

Semiconductors — 3.0%
Analog Devices, Inc.	1,950	57,564
Applied Materials, Inc.	2,400	46,824
Broadcom Corp. Class A (a)	1,450	27,942
Intel Corp.	5,250	111,195
Marvell Technology Group Ltd. (a)	9,150	99,552
Xilinx, Inc.	5,700	135,375
		478,452

Software — 5.6%
Adobe Systems, Inc. (a)	2,100	74,739
Autodesk, Inc. (a)	2,400	75,552
Electronic Arts, Inc. (a)	2,850	142,272
Fiserv, Inc. (a)	1,100	52,899
Intuit, Inc. (a)	1,100	29,711
Microsoft Corp.	14,650	415,767
Oracle Corp. (a)	4,550	88,998
		879,938

Telecommunications — 9.5%
America Movil SAB de CV Sponsored ADR (Mexico)	4,450	283,421
American Tower Corp. Class A (a)	5,500	215,655
AT&T, Inc.	1,900	72,770
Cisco Systems, Inc. (a)	9,750	234,878
Corning, Inc.	5,600	134,624
Juniper Networks, Inc. (a)	8,650	216,250
MetroPCS Communications, Inc. (a)	1,000	17,000
Nokia Oyj Sponsored ADR (Finland)	5,500	175,065
Qualcomm, Inc.	3,450	141,450
		1,491,113

Toys, Games & Hobbies — 0.7%
Nintendo Co. Ltd.	200	103,421

Transportation — 0.3%
Expeditors International of Washington, Inc.	1,200	54,216

TOTAL EQUITIES (Cost $16,935,310)		15,702,830

4

	Number of
	Shares	Market Value
RIGHTS — 0.0%
Computers
Seagate Technology (a) (c)	11,100	0

TOTAL RIGHTS (Cost $0)		0

TOTAL LONG TERM INVESTMENTS (Cost $16,935,310)		15,702,830

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 1.2%
Cash Equivalents — 0.7% (e)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	7,466	7,466
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	6,399	6,399
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	4,266	4,266
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	4,266	4,266
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	3,200	3,200
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	3,200	3,200
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	6,399	6,399
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	3,200	3,200
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	3,200	3,200
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	2,717	2,717
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	2,133	2,133
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	6,399	6,399
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	3,200	3,200
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	3,733	3,733
Reserve Primary Money Market Fund (d)		1,067	1,067
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	5,332	5,332

5

Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	3,200	3,200
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	3,733	3,733
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	3,733	3,733
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	3,732	3,732
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	2,070	2,070
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	4,798	4,798
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	9,598	9,598
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	5,865	5,865
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	3,200	3,200
			106,106

Repurchase Agreements — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (f)		83,794	83,794

TOTAL SHORT-TERM INVESTMENTS (Cost $189,900)			189,900

TOTAL INVESTMENTS — 100.8% (Cost $17,125,210) (g)			$15,892,730

Other Assets/(Liabilities) — (0.8%)			(132,866)

NET ASSETS — 100.0%			$15,759,864

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          This security is valued in good faith under procedures established by the Board of Trustees.

(d)         Principal amount represents shares owned of the fund.

(e)          Represents investments of security lending collateral. (Note 2).

(f)            Maturity value of $83,796. Collateralized by a U.S. Government Agency obligation with a rate of 3.168%, maturity date of 1/15/2035, and an aggregate market value, including accrued interest, of $86,333.

(g)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MML NASDAQ-100 Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.5%
COMMON STOCK — 98.5%
Advertising — 0.4%
Focus Media Holding Ltd. ADR (China) (a)	639	22,461
Lamar Advertising Co. Class A (a)	433	15,558
		38,019

Airlines — 0.4%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	668	18,891
UAL Corp.	647	13,930
		32,821

Auto Manufacturers — 1.2%
Paccar, Inc.	2,362	106,290

Beverages — 0.2%
Hansen Natural Corp. (a)	523	18,462

Biotechnology — 6.2%
Amgen, Inc. (a)	2,891	120,786
Biogen Idec, Inc. (a)	1,856	114,497
Celgene Corp. (a)	2,315	141,886
Genzyme Corp. (a)	1,925	143,489
Vertex Pharmaceuticals, Inc. (a)	849	20,283
		540,941

Chemicals — 0.5%
Sigma-Aldrich Corp.	715	42,650

Commercial Services — 1.1%
Apollo Group, Inc. Class A (a)	974	42,077
Fastenal Co.	807	37,066
Monster Worldwide, Inc. (a)	738	17,867
		97,010

Computers — 19.0%
Apple, Inc. (a)	7,054	1,012,249
Cadence Design Systems, Inc. (a)	1,665	17,782
Cognizant Technology Solutions Corp. Class A (a)	1,617	46,618
Dell, Inc. (a)	4,745	94,520
Logitech International SA (a)	988	25,135
NetApp, Inc. (a)	2,056	41,223
Research In Motion Ltd. (a)	3,226	362,054
SanDisk Corp. (a)	1,198	27,039
Sun Microsystems, Inc. (a)	1,984	30,812
		1,657,432

Electronics — 1.3%
Flextronics International Ltd. (a)	5,118	48,058
Garmin Ltd.	1,158	62,544
		110,602

1

Engineering & Construction — 0.6%
Foster Wheeler Ltd. (a)	860	48,693

Environmental Controls — 0.3%
Stericycle, Inc. (a)	524	26,986

Foods — 0.3%
Whole Foods Market, Inc.	783	25,816

Health Care - Products — 2.3%
Dentsply International, Inc.	810	31,266
Henry Schein, Inc. (a)	530	30,422
Hologic, Inc. (a)	758	42,145
Intuitive Surgical, Inc. (a)	220	71,357
Patterson Cos., Inc. (a)	744	27,007
		202,197

Internet — 12.4%
Akamai Technologies, Inc. (a)	907	25,541
Amazon.com, Inc. (a)	1,591	113,438
Baidu.com ADR (China) (a)	145	34,746
Check Point Software Technologies Ltd. (a)	1,224	27,418
eBay, Inc. (a)	5,696	169,969
Expedia, Inc. (a)	1,627	35,615
Google, Inc. Class A (a)	826	363,828
IAC/InterActiveCorp (a)	1,645	34,150
Liberty Media Holding Corp. Interactive Class A (a)	3,164	51,067
Symantec Corp. (a)	5,090	84,596
VeriSign, Inc. (a)	1,174	39,024
Yahoo!, Inc. (a)	3,697	106,954
		1,086,346

Iron & Steel — 0.4%
Steel Dynamics, Inc.	1,140	37,666

Lodging — 0.8%
Wynn Resorts Ltd.	709	71,354

Machinery - Construction & Mining — 0.5%
Joy Global, Inc.	607	39,552

Media — 3.3%
Comcast Corp. Class A	8,270	159,942
Discovery Holding Co. Class A (a)	1,365	28,965
DISH Network Corp. Class A (a)	1,241	35,654
Liberty Global, Inc. Class A (a)	1,039	35,409
Sirius Satellite Radio, Inc. (a)	9,293	26,578
		286,548

Pharmaceuticals — 6.5%
Amylin Pharmaceuticals, Inc. (a)	732	21,382
Cephalon, Inc. (a)	363	23,377
Express Scripts, Inc. (a)	1,296	83,359
Gilead Sciences, Inc. (a)	5,277	271,924
Teva Pharmaceutical Sponsored ADR (Israel)	3,579	165,314
		565,356

2

Retail — 4.6%
Bed Bath & Beyond, Inc. (a)	2,040	60,180
Costco Wholesale Corp.	1,317	85,565
Petsmart, Inc.	708	14,472
Sears Holdings Corp. (a)	797	81,366
Staples, Inc.	2,721	60,161
Starbucks Corp. (a)	5,805	101,587
		403,331

Semiconductors — 8.3%
Altera Corp.	2,525	46,536
Applied Materials, Inc.	4,026	78,547
Broadcom Corp. Class A (a)	2,425	46,730
Intel Corp.	11,656	246,874
KLA-Tencor Corp.	1,235	45,818
Lam Research Corp. (a)	764	29,200
Linear Technology Corp.	1,699	52,142
Marvell Technology Group Ltd. (a)	3,301	35,915
Microchip Technology, Inc.	903	29,555
Nvidia Corp.(a)	3,117	61,685
Xilinx, Inc.	2,186	51,917
		724,919

Software — 15.4%
Activision, Inc. (a)	1,495	40,828
Adobe Systems, Inc. (a)	3,146	111,966
Autodesk, Inc. (a)	1,410	44,387
BEA Systems, Inc. (a)	2,167	41,498
Citrix Systems, Inc. (a)	1,264	37,073
Electronic Arts, Inc. (a)	1,837	91,703
Fiserv, Inc. (a)	1,178	56,650
Infosys Technologies Ltd. Sponsored ADR (India)	648	23,179
Intuit, Inc. (a)	2,361	63,771
Microsoft Corp.	18,420	522,760
Oracle Corp. (a)	12,294	240,471
Paychex, Inc.	1,985	68,006
		1,342,292

Telecommunications — 11.0%
Cisco Systems, Inc. (a)	12,247	295,030
Juniper Networks, Inc. (a)	2,005	50,125
Leap Wireless International, Inc. (a)	399	18,593
Level 3 Communications, Inc. (a)	8,799	18,654
Millicom International Cellular SA (a)	595	56,257
NII Holdings, Inc. Class B (a)	948	30,127
Qualcomm, Inc.	11,183	458,503
Tellabs, Inc. (a)	1,416	7,717
Virgin Media, Inc.	2,008	28,253
		963,259

Textiles — 0.3%
Cintas Corp.	1,061	30,281

3

Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	966	52,550
Expeditors International of Washington, Inc.	1,233	55,707
		108,257

TOTAL EQUITIES (Cost $7,514,740)		8,607,080

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreements — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (c)		119,261	119,261

U.S. Treasury Bills — 0.6%
U.S. Treasury Bill (b)
2.970%	06/26/2008	50,000	49,646

TOTAL SHORT-TERM INVESTMENTS (Cost $168,907)			168,907

TOTAL INVESTMENTS — 100.5% (Cost $7,683,647) (d)			$8,775,987

Other Assets/(Liabilities) — (0.5%)			(39,748)

NET ASSETS — 100.0%			$8,736,239

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)          Non-income producing security.

(b)         This security is held as collateral for open futures contracts. (Note 2).

(c)          Maturity value of $119,265. Collateralized by a U.S. Government Agency obligation with a rate of 3.168%, maturity date of 12/15/2034, and an aggregate market value, including accrued interest, of $123,449.

(d)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MML Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 87.1%
COMMON STOCK — 87.1%
Advertising — 0.3%
Focus Media Holding Ltd. ADR (China) (a)	17,430	612,664

Aerospace & Defense — 0.6%
Teledyne Technologies, Inc. (a)	24,090	1,132,230
TransDigm Group, Inc. (a)	4,800	177,840
		1,310,070

Airlines — 0.2%
Airtran Holdings, Inc. (a)	75,500	498,300

Apparel — 0.3%
Skechers U.S.A., Inc. Class A (a)	28,700	580,027

Automotive & Parts — 0.7%
Tenneco, Inc. (a)	34,300	958,342
TRW Automotive Holdings Corp. (a)	21,800	509,466
		1,467,808

Banks — 1.4%
Boston Private Financial Holdings, Inc.	18,200	192,738
First Community Bancorp (b)	12,600	338,310
Huntington Bancshares, Inc.	8,900	95,675
International Bancshares Corp.	5,100	115,158
MB Financial, Inc.	6,300	193,914
Oriental Financial Group, Inc.	30,500	601,155
UCBH Holdings, Inc.	22,600	175,376
UMB Financial Corp.	16,900	696,280
West Coast Bancorp	30,100	439,159
Westamerica Bancorporation	3,300	173,580
		3,021,345

Biotechnology — 2.6%
Arena Pharmaceuticals, Inc. (a) (b)	17,320	118,469
Celera Genomics Group - Applera Corp. (a)	37,760	555,072
Charles River Laboratories International, Inc. (a)	14,100	831,054
Exelixis, Inc. (a)	36,900	256,455
Human Genome Sciences, Inc. (a)	98,600	580,754
Incyte Corp. (a)	52,300	549,673
Lifecell Corp. (a)	37,700	1,584,531
Millennium Pharmaceuticals, Inc. (a)	25,240	390,210
Regeneron Pharmaceuticals, Inc. (a)	43,730	839,179
		5,705,397

Chemicals — 2.0%
Ferro Corp.	15,100	224,386
FMC Corp.	10,240	568,218
Hercules, Inc.	56,500	1,033,385
Minerals Technologies, Inc. (b)	11,900	747,320
Rockwood Holdings, Inc. (a)	9,700	317,869
Terra Industries, Inc. (a)	4,090	145,318
Zoltek Cos., Inc. (a) (b)	47,100	1,249,092
		4,285,588

1

Coal — 0.8%
Arch Coal, Inc.	13,430	584,205
Foundation Coal Holdings, Inc.	21,220	1,068,003
		1,652,208

Commercial Services — 7.2%
AerCap Holdings NV (a)	60,640	1,066,051
American Public Education, Inc. (a)	18,200	552,734
Bankrate, Inc. (a) (b)	39,400	1,965,666
Bowne & Co., Inc.	45,500	693,875
Capella Education Co. (a)	16,900	922,740
CoStar Group, Inc. (a)	39,000	1,677,000
Dollar Financial Corp. (a)	14,110	324,530
Equifax, Inc.	10,740	370,315
FTI Consulting, Inc. (a)	8,130	577,555
Interactive Data Corp.	21,720	618,368
Iron Mountain, Inc. (a)	13,340	352,710
ITT Educational Services, Inc. (a)	22,100	1,015,053
Net 1 UEPS Technologies, Inc. (a)	12,200	275,110
Pharmaceutical Product Development, Inc.	22,970	962,443
Riskmetrics Group, Inc. (a)	68,400	1,323,540
RPS Group PLC	29,200	186,953
Sotheby’s (b)	10,180	294,304
Stewart Enterprises, Inc. Class A	109,600	703,632
VistaPrint Ltd. (a) (b)	54,830	1,916,308
		15,798,887

Computers — 2.8%
Electronics for Imaging, Inc. (a)	14,500	216,340
IHS, Inc. Class A (a)	12,390	796,801
MICROS Systems, Inc. (a)	89,900	3,026,034
Riverbed Technology, Inc. (a)	103,200	1,533,552
Smart Modular Technologies WWH, Inc. (a)	91,850	570,388
		6,143,115

Cosmetics & Personal Care — 1.5%
Alberto-Culver Co.	49,300	1,351,313
Bare Escentuals, Inc. (a) (b)	81,300	1,904,046
		3,255,359

Distribution & Wholesale — 2.4%
Ingram Micro, Inc. Class A (a)	68,500	1,084,355
LKQ Corp. (a)	190,168	4,273,075
		5,357,430

Diversified Financial — 2.0%
Advanta Corp. Class B	62,000	435,860
Equitable Group, Inc.	28,100	600,141
Financial Federal Corp. (b)	71,387	1,556,950
JMP Group, Inc.	67,100	469,700
MF Global Ltd. (a)	27,050	268,065
The Nasdaq OMX Group, Inc. (a)	11,600	448,456
Waddell & Reed Financial, Inc. Class A	20,700	665,091
		4,444,263

2

Electronics — 0.7%
Benchmark Electronics, Inc. (a)	32,750	587,862
Faro Technologies, Inc. (a)	10,600	330,508
FLIR Systems, Inc. (a)	22,290	670,706
		1,589,076

Energy - Alternate Sources — 0.8%
Covanta Holding Corp. (a)	63,460	1,745,150

Engineering & Construction — 1.3%
Chicago Bridge & Iron Co. NV	70,650	2,772,306

Entertainment — 2.8%
Churchill Downs, Inc.	15,900	751,116
DreamWorks Animation SKG, Inc. Class A (a)	39,800	1,026,044
National CineMedia, Inc.	40,500	910,440
Scientific Games Corp. Class A (a)	67,500	1,424,925
Vail Resorts, Inc. (a) (b)	42,400	2,047,496
		6,160,021

Environmental Controls — 0.6%
Mine Safety Appliances Co.	10,060	414,371
Stericycle, Inc. (a)	6,520	335,780
Waste Connections, Inc. (a)	20,250	622,485
		1,372,636

Foods — 0.2%
Pilgrim’s Pride Corp.	24,600	497,658

Gas — 0.6%
Southern Union Co.	25,800	600,366
UGI Corp.	27,000	672,840
		1,273,206

Hand & Machine Tools — 0.1%
Kennametal, Inc.	9,110	268,107

Health Care - Products — 2.1%
AngioDynamics, Inc. (a)	22,180	256,401
Hologic, Inc. (a)	7,772	432,123
Kensey Nash Corp. (a)	25,500	738,225
Mindray Medical International Ltd. ADR (China)	7,490	216,761
Patterson Cos., Inc. (a)	11,700	424,710
PSS World Medical, Inc. (a)	18,800	313,208
SSL International PLC	26,896	242,143
Symmetry Medical, Inc. (a)	67,060	1,113,196
Volcano Corp. (a)	69,630	870,375
		4,607,142

Health Care - Services — 3.6%
athenahealth, Inc. (a) (b)	68,300	1,616,661
Community Health Systems, Inc. (a)	25,300	849,321

3

Health Management Associates, Inc. Class A (a)	103,900	549,631
Health Net, Inc. (a)	8,900	274,120
Healthsouth Corp. (a) (b)	30,140	536,191
Healthways, Inc. (a) (b)	70,700	2,498,538
Icon PLC Sponsored ADR (United Kingdom) (a)	8,267	536,446
LifePoint Hospitals, Inc. (a)	23,200	637,304
Matria Healthcare, Inc. (a)	11,000	245,300
Universal Health Services, Inc. Class B	3,500	187,915
		7,931,427

Holding Company - Diversified — 0.2%
Liberty Acquisition Holdings Corp. (a)	47,680	495,872

Home Furnishing — 1.0%
DTS, Inc. (a) (b)	44,350	1,064,400
TiVo, Inc. (a)	124,700	1,092,372
		2,156,772

Household Products — 0.3%
Church & Dwight Co., Inc. (b)	11,760	637,862

Insurance — 2.6%
Allied World Assurance Holdings Ltd.	14,790	587,163
Aspen Insurance Holdings Ltd.	28,800	759,744
Employers Holdings, Inc.	38,500	713,790
FPIC Insurance Group, Inc. (a)	13,500	636,390
Platinum Underwriters Holdings Ltd.	22,800	740,088
ProAssurance Corp. (a)	29,600	1,593,368
Reinsurance Group of America, Inc.	11,500	626,060
		5,656,603

Internet — 6.6%
Art Technology Group, Inc. (a)	68,400	265,392
Blue Nile, Inc. (a) (b)	24,300	1,315,845
Constant Contact, Inc. (a) (b)	61,000	883,280
Ctrip.com International Ltd. ADR (China)	6,230	330,315
DealerTrack Holdings, Inc. (a)	93,750	1,895,625
Equinix, Inc. (a)	8,990	597,745
Harris Interactive, Inc. (a)	60,000	163,800
LoopNet, Inc. (a) (b)	104,850	1,331,595
McAfee, Inc. (a)	9,400	311,046
Orbitz Worldwide, Inc. (a)	45,050	310,395
Priceline.com, Inc. (a) (b)	1,480	178,873
S1 Corp. (a)	91,700	651,987
Sapient Corp. (a)	98,300	684,168
Shutterfly, Inc. (a)	55,200	820,824
Sina Corp. (a)	60,350	2,127,338
The TriZetto Group, Inc. (a) (b)	59,270	989,216
Vocus, Inc. (a)	60,400	1,594,560
		14,452,004

Investment Companies — 0.0%
Babcock & Brown Wind Partners	40,637	57,332

4

Lodging — 1.1%
Gaylord Entertainment Co. (a)	81,200	2,459,548

Machinery - Construction & Mining — 1.5%
Bucyrus International, Inc. Class A	26,400	2,683,560
Outotec OYJ	12,347	658,297
		3,341,857

Machinery - Diversified — 0.2%
Flowserve Corp.	4,010	418,564

Manufacturing — 0.6%
Hansen Transmissions International NV (a)	129,903	505,471
Hexcel Corp. (a)	33,900	647,829
Pall Corp.	6,880	241,282
		1,394,582

Media — 1.8%
Dolan Media Co. (a)	17,630	354,539
FactSet Research Systems, Inc.	66,792	3,598,085
LodgeNet Entertainment Corp. (a)	10,800	65,772
		4,018,396

Metal Fabricate & Hardware — 0.1%
Valmont Industries, Inc.	1,900	166,991

Mining — 0.4%
Century Aluminum Co. (a)	9,600	635,904
Uranium One, Inc. (a)	67,670	222,549
		858,453

Oil & Gas — 5.0%
Bill Barrett Corp. (a) (b)	91,450	4,321,013
Cabot Oil & Gas Corp.	14,010	712,268
Comstock Resources, Inc. (a)	25,000	1,007,500
Denbury Resources, Inc. (a)	15,220	434,531
Forest Oil Corp. (a)	9,520	466,099
Newfield Exploration Co. (a)	38,400	2,029,440
Rosetta Resources, Inc. (a)	34,600	680,582
Warren Resources, Inc. (a)	25,790	306,127
Whiting Petroleum Corp. (a)	15,900	1,027,935
		10,985,495

Oil & Gas Services — 0.3%
W-H Energy Services, Inc. (a)	8,100	557,685

Packaging & Containers — 0.7%
Greif, Inc. Class A	9,280	630,390
Owens-IIlinois, Inc. (a)	7,700	434,511
Rexam PLC	25,172	213,127
Sealed Air Corp.	13,800	348,450
		1,626,478

Pharmaceuticals — 2.0%
Alkermes, Inc. (a)	56,380	669,794
Amylin Pharmaceuticals, Inc. (a) (b)	31,480	919,531

5

Auxilium Pharmaceuticals, Inc. (a)	2,200	58,828
Barr Pharmaceuticals, Inc. (a)	10,080	486,965
Cephalon, Inc. (a)	3,620	233,128
Dr. Reddy’s Laboratories Ltd. ADR (India)	18,747	271,457
HealthExtras, Inc. (a)	8,900	221,076
The Medicines Co. (a)	30,870	623,574
Perrigo Co.	12,300	464,079
Warner Chilcott Ltd. Class A (a)	23,920	430,560
		4,378,992

Real Estate — 0.1%
China Everbright International Ltd.	883,000	334,396

Real Estate Investment Trusts (REITS) — 0.5%
American Campus Communities, Inc.	19,000	519,840
MFA Mortgage Investments, Inc.	50,100	315,630
Sunstone Hotel Investors, Inc.	10,100	161,701
		997,171

Retail — 5.3%
Big Lots, Inc. (a)	24,900	555,270
BJ’s Wholesale Club, Inc. (a)	17,830	636,353
Chipotle Mexican Grill, Inc. Class A (a)	5,500	623,865
Darden Restaurants, Inc.	13,880	451,794
Denny’s Corp. (a)	165,500	493,190
Dick’s Sporting Goods, Inc. (a)	15,490	414,822
FGX International Holdings Ltd. (a)	15,000	179,400
Liz Claiborne, Inc. (b)	12,200	221,430
Lululemon Athletica, Inc. (a) (b)	37,900	1,077,497
Nu Skin Enterprises, Inc. Class A	51,300	924,426
OfficeMax, Inc.	40,680	778,615
O’Reilly Automotive, Inc. (a)	74,090	2,113,047
Papa John’s International, Inc. (a)	28,300	685,143
Penske Auto Group, Inc. (b)	45,600	887,376
Red Robin Gourmet Burgers, Inc. (a)	5,740	215,652
Urban Outfitters, Inc. (a)	17,100	536,085
Zumiez, Inc. (a)	57,300	899,037
		11,693,002

Semiconductors — 2.0%
Advanced Analogic Technologies, Inc. (a)	42,440	238,513
Applied Micro Circuits Corp. (a)	70,225	504,216
Cypress Semiconductor Corp. (a)	31,400	741,354
Emulex Corp. (a)	15,060	244,574
Fairchild Semiconductor International, Inc. (a)	72,300	861,816
O2Micro International Ltd. ADR (Cayman Islands) (a)	21,600	166,968
ON Semiconductor Corp. (a) (b)	109,200	620,256
Semtech Corp. (a)	19,440	278,575
Verigy Ltd. (a)	34,800	655,632
		4,311,904

Software — 9.7%
Activision, Inc. (a)	11,900	324,989
Allscripts Healthcare Solutions, Inc. (a) (b)	143,300	1,478,856
Ansys, Inc. (a)	16,070	554,736

6

Blackbaud, Inc.	147,350	3,577,658
Blackboard, Inc. (a)	97,600	3,253,008
BladeLogic, Inc. (a)	61,600	1,727,880
Cerner Corp. (a)	23,700	883,536
Commvault Systems, Inc. (a)	86,250	1,069,500
Concur Technologies, Inc. (a)	53,600	1,664,280
Eclipsys Corp. (a) (b)	20,300	398,083
Epicor Software Corp. (a)	25,300	283,360
EPIQ Systems, Inc. (a)	55,359	859,172
Nuance Communications, Inc. (a)	28,060	488,525
Omnicell, Inc. (a)	84,800	1,704,480
Omniture, Inc. (a)	47,000	1,090,870
Red Hat, Inc. (a)	50,500	928,695
THQ, Inc. (a)	29,700	647,460
UBISOFT Entertainment (a)	3,573	308,073
		21,243,161

Telecommunications — 1.1%
ADC Telecommunications, Inc. (a)	42,700	515,816
Cellcom Israel Ltd.	17,970	564,797
Comverse Technology, Inc. (a)	33,100	509,740
Foundry Networks, Inc. (a)	19,920	230,674
Powerwave Technologies, Inc. (a)	129,200	329,460
Sonus Networks, Inc. (a) (b)	56,000	192,640
		2,343,127

Toys, Games & Hobbies — 0.2%
Marvel Entertainment, Inc. (a)	20,140	539,551

Transportation — 5.8%
Con-way, Inc.	31,490	1,558,125
J.B. Hunt Transport Services, Inc.	128,770	4,047,241
Kansas City Southern (a) (b)	139,125	5,580,304
Landstar System, Inc.	10,040	523,686
UTI Worldwide, Inc.	6,100	122,488
Werner Enterprises, Inc. (b)	44,300	822,208
		12,654,052

Trucking & Leasing — 0.0%
Aircastle Ltd.	8,760	98,550

Water — 0.4%
Companhia de Saneamento de Minas Gerais	52,000	789,368

TOTAL EQUITIES (Cost $193,144,873)		191,016,958

7

	Number of
	Shares	Market Value
MUTUAL FUND - 2.1%
Investment Companies
iShares Russell 2000 Growth Index Fund (b)	65,000	4,734,600

TOTAL MUTUAL FUND (Cost $5,060,114)		4,734,600

TOTAL LONG TERM INVESTMENTS (Cost $198,204,987)		195,751,558

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 19.6%
Cash Equivalents — 12.1% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	1,862,663	1,862,663
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	1,596,570	1,596,570
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	1,064,380	1,064,380
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	1,064,380	1,064,380
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	798,286	798,286
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	798,286	798,286
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	1,596,570	1,596,570
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	798,286	798,286
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	798,286	798,286
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	677,768	677,768
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	532,190	532,190
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	1,596,570	1,596,570
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	798,286	798,286
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	931,332	931,332
Reserve Primary Money Market Fund (c)		266,096	266,096
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	1,330,475	1,330,475
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	798,286	798,286
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	931,332	931,332
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	931,332	931,332
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	931,332	931,332
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	516,355	516,355
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	1,197,428	1,197,428

8

Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	2,394,855	2,394,855
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	1,463,523	1,463,523
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	798,286	798,286
			26,473,153

Repurchase Agreements — 7.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)		16,503,498	16,503,498

TOTAL SHORT-TERM INVESTMENTS (Cost $42,976,651)			42,976,651

TOTAL INVESTMENTS — 108.8% (Cost $241,181,638) (f)			$238,728,209

Other Assets/(Liabilities) — (8.8%)			(19,368,455)

NET ASSETS — 100.0%			$219,359,754

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          Principal amount represents shares owned of the fund.

(d)         Represents investments of security lending collateral. (Note 2).

(e)          Maturity value of $16,503,979. Collateralized by a U.S. Government Agency obligation with a rate of 3.168%, maturity date of 1/15/2035, and an aggregate market value, including accrued interest, of $16,834,954.

(f)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Emerging Growth Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.6%
COMMON STOCK — 95.6%
Apparel — 1.4%
Deckers Outdoor Corp. (a)	2,000	215,640

Banks — 2.1%
Oriental Financial Group, Inc.	12,700	250,317
Signature Bank (a)	1,700	43,350
Sterling Financial Corp.	2,800	43,708
		337,375

Beverages — 1.2%
Central European Distribution Corp. (a)	3,300	192,027

Biotechnology — 6.3%
Abraxis BioScience, Inc. (a)	700	41,356
Celera Genomics Group - Applera Corp. (a)	3,900	57,330
Cougar Biotechnology, Inc. (a)	1,600	33,600
Illumina, Inc. (a)	6,100	462,990
Lifecell Corp. (a)	5,600	235,368
Martek Biosciences Corp. (a)	1,800	55,026
Omrix Biopharmaceuticals, Inc. (a)	630	8,820
Regeneron Pharmaceuticals, Inc. (a)	3,800	72,922
Savient Pharmaceuticals, Inc. (a)	1,500	30,000
		997,412

Chemicals — 0.8%
Terra Industries, Inc. (a)	3,500	124,355

Coal — 4.2%
Alpha Natural Resources, Inc. (a)	4,600	199,824
Walter Industries, Inc.	7,500	469,725
		669,549

Commercial Services — 8.1%
The Advisory Board Co. (a)	1,800	98,892
AMN Healthcare Services, Inc. (a)	3,300	50,886
Emergency Medical Services Corp. Class A (a)	3,700	91,353
FTI Consulting, Inc. (a)	6,300	447,552
Healthcare Services Group, Inc.	4,100	84,624
PAREXEL International Corp. (a)	10,100	263,610
TNS, Inc. (a)	12,100	249,744
		1,286,661

Computers — 3.6%
Data Domain, Inc. (a)	6,000	142,800
MICROS Systems, Inc. (a)	10,800	363,528
Riverbed Technology, Inc. (a)	4,400	65,384
		571,712

Cosmetics & Personal Care — 0.8%
Chattem, Inc. (a)	1,800	119,412

1

Distribution & Wholesale — 2.9%
LKQ Corp. (a)	20,300	456,141

Diversified Financial — 0.3%
Evercore Partners, Inc. Class A	2,400	42,600

Electrical Components & Equipment — 0.4%
Orion Energy Systems, Inc. (a)	7,300	69,642

Electronics — 0.7%
Axsys Technologies, Inc. (a)	2,300	114,724

Energy - Alternate Sources — 2.4%
Canadian Solar, Inc. (a)	18,400	384,560

Engineering & Construction — 0.8%
Aecom Technology Corp. (a)	3,600	93,636
Dycom Industries, Inc. (a)	3,400	40,834
		134,470

Entertainment — 0.9%
Bally Technologies, Inc. (a)	4,300	147,662

Environmental Controls — 1.9%
Clean Harbors, Inc. (a)	1,600	104,000
Darling International, Inc. (a)	7,800	101,010
TETRA Technologies, Inc. (a)	4,500	87,795
		292,805

Foods — 2.6%
Cal-Maine Foods, Inc.	4,100	136,858
Fresh Del Monte Produce, Inc. (a)	7,600	276,640
		413,498

Hand & Machine Tools — 0.5%
Lincoln Electric Holdings, Inc.	1,300	83,837

Health Care - Products — 2.1%
Align Technology, Inc. (a)	5,500	61,105
Conceptus, Inc. (a)	1,700	31,552
Immucor, Inc. (a)	2,400	51,216
Vital Signs, Inc.	900	45,585
Wright Medical Group, Inc. (a)	5,700	137,598
		327,056

Health Care - Services — 1.2%
Icon PLC Sponsored ADR (United Kingdom) (a)	3,000	194,670

Insurance — 1.8%
Amerisafe, Inc. (a)	3,144	39,740
Castlepoint Holdings Ltd.	7,500	72,975
Delphi Financial Group, Inc. Class A	2,400	70,152
Meadowbrook Insurance Group, Inc.	2,600	20,306
United Fire & Casualty Co.	2,000	74,800
		277,973

2

Internet — 7.8%
Art Technology Group, Inc. (a)	24,600	95,448
Ctrip.com International Ltd. ADR (China)	3,000	159,060
F5 Networks, Inc. (a)	1,400	25,438
Netflix, Inc. (a)	7,400	256,410
Priceline.com, Inc. (a)	4,000	483,440
Shutterfly, Inc. (a)	5,500	81,785
Sohu.com, Inc. (a)	3,000	135,390
		1,236,971

Leisure Time — 1.8%
WMS Industries, Inc. (a)	7,900	284,163

Machinery - Diversified — 3.6%
Flow International Corp. (a)	12,500	116,125
Lindsay Corp.	3,700	379,139
The Middleby Corp. (a)	1,200	74,868
		570,132

Manufacturing — 1.0%
Ceradyne, Inc. (a)	2,100	67,116
Hexcel Corp. (a)	5,000	95,550
		162,666

Metal Fabricate & Hardware — 1.2%
Dynamic Materials Corp.	2,400	103,680
Haynes International, Inc. (a)	1,500	82,320
		186,000

Mining — 3.0%
Compass Minerals International, Inc.	4,900	289,002
Stillwater Mining Co. (a)	12,200	188,734
		477,736

Oil & Gas — 7.5%
Arena Resources, Inc. (a)	4,600	178,066
BPZ Resources, Inc. (a)	12,800	278,144
Carrizo Oil & Gas, Inc. (a)	5,300	314,131
Mariner Energy, Inc. (a)	11,300	305,213
Petroleum Development Corp. (a)	1,500	103,905
		1,179,459

Oil & Gas Services — 2.3%
Cal Dive International, Inc. (a)	6,900	71,622
CARBO Ceramics, Inc.	2,200	88,220
ION Geophysical Corp. (a)	7,400	102,120
W-H Energy Services, Inc. (a)	1,400	96,390
		358,352

Pharmaceuticals — 9.5%
Acadia Pharmaceuticals, Inc. (a)	8,400	76,104
Animal Health International, Inc. (a)	4,800	52,512
APP Pharmaceuticals, Inc. (a)	7,600	91,808
BioMarin Pharmaceuticals, Inc. (a)	10,000	353,700

3

Herbalife Ltd.	5,200	247,000
Isis Pharmaceuticals, Inc. (a)	3,800	53,618
Medarex, Inc. (a)	12,000	106,200
Onyx Pharmaceuticals, Inc. (a)	1,600	46,448
OSI Pharmaceuticals, Inc. (a)	1,100	41,129
Penwest Pharmaceuticals Co. (a)	16,500	42,900
Perrigo Co.	5,100	192,423
United Therapeutics Corp. (a)	2,300	199,410
		1,503,252

Retail — 3.6%
BJ’s Restaurants, Inc. (a)	4,000	57,640
Chipotle Mexican Grill, Inc. Class A (a)	700	79,401
Einstein Noah Restaurant Group, Inc. (a)	3,100	26,536
The Gymboree Corp. (a)	2,900	115,652
Lululemon Athletica, Inc. (a)	3,000	85,290
Lumber Liquidators, Inc. (a)	1,200	12,720
Pacific Sunwear of California, Inc. (a)	6,200	78,182
Sonic Corp. (a)	2,800	61,712
Texas Roadhouse, Inc. Class A (a)	5,500	53,900
		571,033

Semiconductors — 1.5%
Cavium Networks, Inc. (a)	6,100	100,040
Microsemi Corp. (a)	5,900	134,520
		234,560

Software — 4.5%
Concur Technologies, Inc. (a)	4,000	124,200
Informatica Corp. (a)	5,200	88,712
ManTech International Corp. Class A (a)	2,900	131,544
Omniture, Inc. (a)	5,400	125,334
Synchronoss Technologies, Inc. (a)	3,000	60,090
Taleo Corp. Class A (a)	4,600	89,240
The Ultimate Software Group, Inc. (a)	2,900	87,174
		706,294

Telecommunications — 0.5%
Atheros Communications, Inc. (a)	3,500	72,940

Transportation — 0.8%
Old Dominion Freight Line, Inc. (a)	4,000	127,320

TOTAL EQUITIES
(Cost $14,702,561)		15,124,659

4

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 6.1%
Repurchase Agreements
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (b)	972,663	972,663

TOTAL SHORT-TERM INVESTMENTS (Cost $972,663)		972,663

TOTAL INVESTMENTS — 101.7% (Cost $15,675,224) (c)		$16,097,322

Other Assets/(Liabilities) — (1.7%)		(272,832)

NET ASSETS — 100.0%		$15,824,490

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)          Non-income producing security.

(b)         Maturity value of $972,691. Collateralized by a U.S. Government Agency obligation with a rate of 3.168%, maturity date of 12/15/2034, and an aggregate market value, including accrued interest, of $992,634.

(c)          See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MML Asset Allocation Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 65.2%
COMMON STOCK — 65.0%
Advertising — 0.2%
Omnicom Group, Inc.	9,000	397,621

Aerospace & Defense — 1.2%
Boeing Co.	21,600	1,606,392
United Technologies Corp.	15,200	1,046,064
		2,652,456

Agriculture — 0.7%
Altria Group, Inc.	22,100	490,620
Philip Morris International, Inc.	22,100	1,117,818
		1,608,438

Airlines — 0.3%
Southwest Airlines Co.	56,400	699,360

Auto Manufacturers — 0.5%
Ford Motor Co. (a)	141,300	808,236
General Motors Corp. (b)	17,500	333,375
		1,141,611

Automotive & Parts — 0.3%
Johnson Controls, Inc.	16,800	567,840

Banks — 2.0%
Capital One Financial Corp.	7,000	344,540
Fifth Third Bancorp	19,600	410,032
SunTrust Banks, Inc.	10,900	601,026
Wachovia Corp.	62,326	1,682,802
Wells Fargo & Co.	47,500	1,382,250
		4,420,650

Beverages — 1.2%
Anheuser-Busch Cos., Inc.	6,400	303,680
The Coca-Cola Co.	7,300	444,351
PepsiCo, Inc.	25,400	1,833,880
		2,581,911

Biotechnology — 2.2%
Genentech, Inc. (a)	50,300	4,083,354
Millennium Pharmaceuticals, Inc. (a)	55,800	862,668
		4,946,022

Building Materials — 0.1%
Owens Corning, Inc. (a) (b)	11,800	213,934

Chemicals — 1.3%
Celanese Corp. Class A	9,300	363,165
Monsanto Co.	7,000	780,500
Potash Corp. of Saskatchewan	11,200	1,738,352
		2,882,017

Coal — 0.4%
Arch Coal, Inc.	8,600	374,100
Peabody Energy Corp.	10,200	520,200
		894,300

Commercial Services — 0.4%
Monster Worldwide, Inc. (a)	10,300	249,363
Moody’s Corp.	10,000	348,300
Visa, Inc. Class A (a)	4,300	268,148
		865,811

Computers — 2.6%
Affiliated Computer Services, Inc. Class A (a)	10,800	541,188
Apple, Inc. (a)	6,600	947,100
Brocade Communications Systems, Inc. (a)	63,500	463,550
Cognizant Technology Solutions Corp. Class A (a)	8,400	242,172
Dell, Inc. (a)	33,400	665,328
International Business Machines Corp.	2,300	264,822
NetApp, Inc. (a)	10,300	206,515
Qimonda AG Sponsored ADR (Germany) (a)	29,600	127,576
SanDisk Corp. (a)	65,000	1,467,050
Seagate Technology	28,000	586,320
Sun Microsystems, Inc. (a)	26,575	412,710
		5,924,331

Cosmetics & Personal Care — 0.2%
Avon Products, Inc.	7,400	292,596
The Estee Lauder Cos., Inc. Class A	4,713	216,091
		508,687

Diversified Financial — 4.8%
AmeriCredit Corp. (a) (b)	4,300	43,301
Fannie Mae	37,200	979,104
Freddie Mac	58,100	1,471,092
The Goldman Sachs Group, Inc.	17,300	2,861,247
JP Morgan Chase & Co.	82,000	3,521,900
Lehman Brothers Holdings, Inc.	33,600	1,264,704
SLM Corp. (a)	32,000	491,200
		10,632,548

Electric — 0.7%
AES Corp. (a)	17,800	296,726
Allegheny Energy, Inc.	7,300	368,650
Edison International	12,000	588,240
Pinnacle West Capital Corp.	11,500	403,420
		1,657,036

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	10,400	535,184
Energizer Holdings, Inc. (a)	4,500	407,160
		942,344

Electronics — 0.7%
Agilent Technologies, Inc. (a)	21,400	638,362
Flextronics International Ltd. (a)	50,500	474,195
Jabil Circuit, Inc.	48,800	461,648
		1,574,205

Engineering & Construction — 0.6%
Fluor Corp.	9,700	1,369,252

Foods — 2.0%
Campbell Soup Co.	13,600	461,720
General Mills, Inc.	5,400	323,352
Kraft Foods, Inc. Class A	61,844	1,917,782
Sara Lee Corp.	65,800	919,884
Unilever NV NY Shares	22,500	758,925
		4,381,663

Health Care - Products — 1.4%
Baxter International, Inc.	35,300	2,041,046
Medtronic, Inc.	24,200	1,170,554
		3,211,600

Health Care - Services — 1.4%
DaVita, Inc. (a)	14,700	702,072
UnitedHealth Group, Inc.	70,900	2,436,124
		3,138,196

Household Products — 0.2%
Fortune Brands, Inc.	4,900	340,550
Jarden Corp. (a)	8,100	176,094
		516,644

Insurance — 2.8%
AFLAC, Inc.	11,300	733,935
Ambac Financial Group, Inc. (b)	38,500	221,375
American International Group, Inc.	39,700	1,717,025
Berkshire Hathaway, Inc. Class A (a)	6	800,400
Marsh & McLennan Cos., Inc.	38,000	925,300
MBIA, Inc.	36,000	439,920
Mercury General Corp.	5,200	230,412
Progressive Corp.	27,700	445,139
XL Capital Ltd. Class A	23,000	679,650
		6,193,156

Internet — 2.6%
eBay, Inc. (a)	44,200	1,318,928
Google, Inc. Class A (a)	7,600	3,347,572
Yahoo!, Inc. (a)	41,300	1,194,809
		5,861,309

Investment Companies — 0.2%
American Capital Strategies Ltd. (b)	15,000	512,400

Iron & Steel — 0.9%
Allegheny Technologies, Inc.	20,700	1,477,152
Cleveland-Cliffs, Inc.	3,900	467,298
		1,944,450

Leisure Time — 0.2%
Carnival Corp.	10,600	429,088

Lodging — 0.5%
Las Vegas Sands Corp. (a)	11,000	810,040
Wynn Resorts Ltd.	2,400	241,536
		1,051,576

Manufacturing — 2.2%
Danaher Corp.	8,000	608,240
General Electric Co.	82,100	3,038,521
Illinois Tool Works, Inc.	18,700	901,901
Tyco International Ltd.	7,000	308,350
		4,857,012

Media — 1.9%
CBS Corp. Class B	35,200	777,216
Comcast Corp. Class A	16,650	322,011
Gannett Co., Inc.	30,300	880,215
Time Warner Cable, Inc. Class A (a)	20,700	517,086
Time Warner, Inc.	25,700	360,314
Viacom, Inc. Class B (a)	9,500	376,390
The Walt Disney Co.	33,600	1,054,368
		4,287,600

Mining — 1.3%
Barrick Gold Corp.	49,700	2,159,465
Freeport-McMoRan Copper & Gold, Inc.	4,900	471,478
Vulcan Materials Co.	3,200	212,480
		2,843,423

Oil & Gas — 2.7%
Anadarko Petroleum Corp.	8,400	529,452
Chevron Corp.	8,000	682,880
ConocoPhillips Co.	11,100	845,931
EOG Resources, Inc.	4,200	504,000
Exxon Mobil Corp.	17,200	1,454,776
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	29,800	2,055,604
		6,072,643

Oil & Gas Services — 2.1%
Baker Hughes, Inc.	4,400	301,400
BJ Services Co.	44,400	1,265,844
Schlumberger Ltd.	19,800	1,722,600
Weatherford International Ltd. (a)	19,600	1,420,412
		4,710,256

Pharmaceuticals — 4.5%
Abbott Laboratories	13,600	750,040
Allergan, Inc.	20,800	1,172,912
AstraZeneca PLC Sponsored ADR (United Kingdom)	35,900	1,363,841
Bristol-Myers Squibb Co.	26,200	558,060
Forest Laboratories, Inc. (a)	49,200	1,968,492

ImClone Systems, Inc. (a)	28,100	1,192,002
Pfizer, Inc.	40,300	843,479
Sanofi-Aventis ADR (France)	23,400	878,436
Sepracor, Inc. (a)	25,500	497,760
Teva Pharmaceutical Sponsored ADR (Israel)	8,300	383,377
Wyeth	11,000	459,360
		10,067,759

Real Estate Investment Trusts (REITS) — 0.1%
Host Hotels & Resorts, Inc.	8,700	138,504

Retail — 5.5%
Best Buy Co., Inc.	47,700	1,977,642
Coach, Inc. (a)	7,400	223,110
Costco Wholesale Corp.	4,000	259,880
Hanesbrands, Inc. (a)	30,750	897,900
The Home Depot, Inc.	24,600	688,062
Lowe’s Cos., Inc.	110,500	2,534,870
McDonald’s Corp.	9,900	552,123
Nordstrom, Inc.	30,300	987,780
Target Corp.	61,500	3,116,820
Urban Outfitters, Inc. (a)	22,900	717,915
Walgreen Co.	9,200	350,428
		12,306,530

Savings & Loans — 1.2%
Astoria Financial Corp.	9,100	247,156
Hudson City Bancorp, Inc.	81,300	1,437,384
Washington Mutual, Inc. (b)	93,400	962,020
		2,646,560

Semiconductors — 2.9%
Altera Corp.	18,300	337,269
Applied Materials, Inc.	117,600	2,294,376
ASML Holding NV (a)	10,433	258,843
Intel Corp.	43,800	927,684
KLA-Tencor Corp.	41,200	1,528,520
Lam Research Corp. (a)	9,200	351,624
Microchip Technology, Inc.	8,000	261,840
Micron Technology, Inc. (a)	85,600	511,032
		6,471,188

Software — 2.0%
Adobe Systems, Inc. (a)	18,300	651,297
Cerner Corp. (a) (b)	8,100	301,968
Microsoft Corp.	67,700	1,921,326
Oracle Corp. (a)	27,200	532,032
Paychex, Inc.	19,900	681,774
VeriFone Holdings, Inc. (a)	30,000	476,100
		4,564,497

Telecommunications — 3.9%
American Tower Corp. Class A (a)	15,200	595,992
AT&T, Inc.	51,700	1,980,110
Ciena Corp. (a) (b)	8,700	268,221

Cisco Systems, Inc. (a)	77,400	1,864,566
Corning, Inc.	23,000	552,920
Level 3 Communications, Inc. (a) (b)	181,900	385,628
Polycom, Inc. (a)	14,400	324,576
Qualcomm, Inc.	35,300	1,447,300
Time Warner Telecom, Inc. Class A (a)	58,700	909,263
Verizon Communications, Inc.	9,400	342,630
		8,671,206

Transportation — 1.7%
FedEx Corp.	9,100	843,297
United Parcel Service, Inc. Class B	40,100	2,928,102
		3,771,399

TOTAL COMMON STOCK (Cost $160,369,431)		145,129,033

PREFERRED STOCK — 0.2%
Diversified Financial — 0.0%
SLM Corp.	100	82,250

Pharmaceuticals — 0.1%
Schering-Plough Corp.	1,500	229,687

Savings & Loans — 0.1%
Washington Mutual, Inc.	280	198,800

TOTAL PREFERRED STOCK (Cost $750,574)		510,737

TOTAL EQUITIES (Cost $161,120,005)		145,639,770

		Principal
		Amount	Market Value
BONDS & NOTES — 32.4%
ASSET BACKED SECURITIES — 1.8%
Airlines — 0.1%
Delta Air Lines, Inc., Series 2002-1, Class G2
6.417%	07/02/2012	125,000	125,000

Automobile ABS — 0.8%
AmeriCredit Automobile Receivables Trust, Series 2007-CM, Class A4A
5.550%	04/07/2014	50,000	46,324
AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A4A
5.560%	06/06/2014	50,000	48,099
Carmax Auto Owner Trust, Series 2007-2, Class A3
5.230%	12/15/2011	50,000	51,015
CPS Auto Trust Series 2007-TFC, Class A2 (Acquired 5/2/07, Cost $174,969) (c) (d)
5.250%	12/15/2013	163,304	152,536

CPS Auto Trust, Series 2006-C, Class A4 (Acquired 9/22/06, Cost $349,899) (c) (d)
5.140%	06/15/2013	349,999	319,455
CPS Auto Trust, Series 2007-A (Acquired 3/22/07, Cost $324,919) (c) (d)
5.050%	11/15/2013	325,000	296,557
Drive Auto Receivables Trust, Series 2006-2, Class A3 (Acquired 10/18/06, Cost $174,998) (c) (d)
5.330%	04/15/2014	175,000	165,895
Prestige Auto Receivables Trust, Series 2005-1A, Class A2 (Acquired 5/23/06, Cost $982,461) (c) (d)
4.370%	06/15/2012	537,784	538,876
Rental Car Finance Corp., Series 2005-1A, Class A2 (Acquired 5/22/06, Cost $241,670) (c) (d)
4.590%	06/25/2011	250,000	214,974
			1,833,731

Commercial MBS — 0.1%
Crown Castle Towers LLC, Series 2006-1A, Class E (Acquired 11/15/06, Cost $290,000) (c) (d)
6.065%	11/15/2036	290,000	262,514

Credit Card ABS — 0.7%
Advanta Business Card Master Trust, Series 2005-A2, Class A2 FRN
2.666%	05/20/2013	500,000	468,047
MBNA Credit Card Master Note Trust, Series 2002-1C, Class C
6.800%	07/15/2014	1,000,000	941,250
			1,409,297

Home Equity ABS — 0.1%
Countrywide Asset-Backed Certificates, Series 2006-S6, Class A6
5.657%	03/25/2034	175,000	143,828
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class 1A3
6.030%	05/25/2037	175,000	133,612
			277,440

Other ABS — 0.0%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class B1
6.870%	04/25/2037	75,000	9,616

TOTAL ASSET BACKED SECURITIES (Cost $4,324,185)			3,917,598

CORPORATE DEBT — 7.3%
Auto Manufacturers — 0.2%
Ford Motor Co.
4.250%	12/15/2036	442,000	379,015

Banking, Savings & Loans — 0.2%
Lehman Brothers Holdings
6.000%	07/19/2012	520,000	513,244

Banks — 0.9%
BAC Capital Trust XIII FRN
3.200%	06/15/2049	330,000	224,654
Banco Mercantil del Norte VRN (Acquired 10/5/06, Cost $160,000) (c) (d)
6.862%	10/13/2021	160,000	146,951
Bank of America Corp. VRN
8.000%	01/30/2018	100,000	100,120
Barclays Bank PLC FRN (Acquired 6/26/07, Cost $131,851) (c) (d)
7.434%	12/15/2049	100,000	90,408
CoBank ACB FRN (Acquired 6/6/07, Cost $250,000) (c) (d)
3.400%	06/15/2022	295,000	224,723
Depfa ACS Bank (Acquired 1/28/2008, Cost $138,232) (c) (d)
5.125%	03/16/2037	135,000	131,851
HSBK Europe BV (Acquired 4/25/07, Cost $188,419) (c) (d)
7.250%	05/03/2017	190,000	167,495
HSBK Europe BV (Acquired 5/22/06, Cost $101,125) (c) (d)
7.750%	05/13/2013	100,000	95,350
Kazkommerts International BV Reg S
8.000%	11/03/2015	100,000	78,500
Royal Bank of Scotland Group PLC VRN (Acquired 9/27/07-10/5/07, Cost $204,963) (c) (d)
6.990%	10/05/2017	100,000	84,890
Unicredito Luxem Finance VRN (Acquired 6/29/06, Cost $200,000) (c) (d)
5.584%	01/13/2017	200,000	202,122
US AgBank FCB VRN (Acquired 5/10/07, Cost $346,511) (c) (d)
6.110%	04/29/2049	345,000	242,766
Zions Bancorporation
5.500%	11/16/2015	245,000	219,261
			2,009,091

Biotechnology — 0.0%
Biogen Idec, Inc.
6.000%	03/01/2013	35,000	35,413

Computers — 0.0%
Hewlett-Packard Co.
5.500%	03/01/2018	75,000	76,839

Diversified Financial — 1.3%
American Express Co.
8.150%	03/19/2038	50,000	55,410
Capital One Financial Corp.
4.800%	02/21/2012	170,000	154,233
Capital One Financial Corp.
6.250%	11/15/2013	230,000	216,917
Caterpillar Financial Services Corp., Series S
4.850%	12/07/2012	35,000	35,796
CIT Group, Inc.
7.625%	11/30/2012	50,000	41,557
Citigroup, Inc.
6.125%	11/21/2017	50,000	49,926

Citigroup, Inc. VRN
8.300%	12/21/2057	160,000	157,660
Countrywide Financial Corp.
5.800%	06/07/2012	280,000	253,676
Countrywide Home Loans, Inc.
4.125%	09/15/2009	10,000	9,010
Countrywide Home Loans, Inc.
5.625%	07/15/2009	15,000	13,762
Countrywide Home Loans, Inc.
6.250%	04/15/2009	15,000	13,891
Ford Motor Credit Co.
8.625%	11/01/2010	150,000	130,694
GMAC LLC
6.625%	05/15/2012	100,000	75,648
The Goldman Sachs Group, Inc.
6.750%	10/01/2037	160,000	148,853
Goldman Sachs Group, Inc. (The)
6.150%	04/01/2018	130,000	129,807
International Lease Finance Corp.
5.000%	04/15/2010	125,000	125,081
International Lease Finance Corp.
6.375%	03/25/2013	100,000	99,923
JP Morgan Chase Capital XVIII
6.950%	08/17/2036	160,000	147,373
JP MORGAN CHASE CAPITAL XX
6.550%	09/29/2036	160,000	139,977
Lehman Brothers Holdings, Inc.
6.500%	07/19/2017	50,000	47,482
Lehman Brothers Holdings, Inc.
6.750%	12/28/2017	50,000	48,066
MUFG Capital Finance 1 Ltd. VRN
6.346%	07/29/2049	125,000	101,862
Private Export Funding Corp.
5.000%	12/15/2016	200,000	214,227
SLM Corp.
5.000%	04/15/2015	100,000	71,252
SLM Corp. FRN (Acquired 2/14/2008, Cost $138,320) (c) (d)
2.935%	05/12/2008	140,000	139,748
SMFG Preferred Capital VRN (Acquired 4/25/07, Cost $241,142) (c) (d)
6.078%	07/25/2049	120,000	94,080
The Charles Schwab Corp.
6.375%	09/01/2017	50,000	49,960
Toll Brothers Finance Corp.
5.150%	05/15/2015	5,000	4,522
Twin Reefs FRN (Acquired 5/22/06, Cost $200,450) (c) (d)
3.722%	01/10/2049	200,000	20,000
			2,790,393

Electric — 0.2%
Abu Dhabi National Energy Co. (Acquired 10/27/2006, Cost $99,485) (c) (d)
5.875%	10/27/2016	100,000	99,233
Appalachian Power Co.
5.550%	04/01/2011	75,000	76,514

Edison Mission Energy
7.500%	06/15/2013	100,000	102,500
Energy East Corp.
6.750%	07/15/2036	125,000	121,410
Pacific Gas & Electric Co.
4.200%	03/01/2011	50,000	50,205
Virginia Electric and Power Co.
5.950%	09/15/2017	25,000	26,328
			476,190

Electronics — 0.0%
Koninklijke Philips Electronics NV
5.750%	03/11/2018	75,000	76,418

Foods — 0.2%
Albertsons LLC
7.250%	05/01/2013	275,000	275,196
Delhaize Group
6.500%	06/15/2017	25,000	25,818
Kraft Foods, Inc.
6.875%	02/01/2038	50,000	49,205
			350,219

Health Care - Products — 0.0%
Boston Scientific Corp.
7.000%	11/15/2035	40,000	34,800

Health Care - Services — 0.1%
Tenet Healthcare Corp.
9.875%	07/01/2014	150,000	145,125
WellPoint, Inc.
6.375%	06/15/2037	120,000	107,577
			252,702

Holding Company - Diversified — 0.2%
Capmark Financial Group, Inc. (Acquired 5/3/07, Cost $49,979) (c) (d)
5.875%	05/10/2012	680,000	430,832

Home Builders — 0.0%
Centex Corp.
5.250%	06/15/2015	55,000	42,625
Centex Corp.
6.500%	05/01/2016	20,000	16,700
Toll Brothers, Inc.
4.950%	03/15/2014	15,000	13,731
Toll Brothers, Inc.
5.950%	09/15/2013	10,000	9,593
			82,649

Insurance — 1.0%
Ace INA Holdings, Inc.
6.700%	05/15/2036	70,000	67,844
Allstate Financial Global Funding (Acquired 5/1/06, Cost $663,558) (c) (d)
4.250%	09/10/2008	680,000	683,390

AMBAC Financial Group, Inc.
5.950%	12/05/2035	20,000	11,887
AMBAC Financial Group, Inc.
6.150%	02/15/2037	5,000	1,903
Assured Guaranty US Holdings, Inc., Series A VRN
6.400%	12/15/2066	35,000	26,234
CNA Financial Corp.
7.250%	11/15/2023	75,000	76,470
Liberty Mutual Group, Inc. (Acquired 5/26/2006, Cost $112,664) (c) (d)
6.500%	03/15/2035	205,000	187,343
Liberty Mutual Group, Inc. (Acquired 8/10/06, Cost $93,158) (c) (d)
7.500%	08/15/2036	25,000	23,683
Liberty Mutual Group, Inc. (Acquired 8/29/07-9/24/07, Cost $156,487) (c) (d)
7.800%	03/15/2037	170,000	143,322
Lincoln National Corp.
6.200%	12/15/2011	160,000	170,930
Monumental Global Funding III FRN (Acquired 1/18/2007, Cost $170,000) (c) (d)
4.458%	01/15/2014	170,000	158,643
Nationwide Financial Services
6.750%	05/15/2037	150,000	124,833
North Front VRN (Acquired 5/22/06, Cost $240,418) (c) (d)
5.810%	12/15/2024	250,000	246,844
The Allstate Corp.
6.125%	05/15/2037	95,000	87,475
XL Capital, Ltd., Series E
6.500%	10/15/2049	225,000	168,647
			2,179,448

Lodging — 0.0%
Wyndham Worldwide Corp.
6.000%	12/01/2016	80,000	73,065

Machinery - Construction & Mining — 0.0%
Atlas Copco AB (Acquired 5/15/07, Cost $49,978) (c) (d)
5.600%	05/22/2017	50,000	49,890

Manufacturing — 0.1%
General Electric Co.
5.000%	02/01/2013	125,000	129,478
Tyco International Group SA
6.875%	01/15/2029	45,000	43,997
Tyco International Group SA
7.000%	06/15/2028	25,000	24,007
			197,482

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. (Acquired 5/1/06-11/16/06, Cost $435,591) (c) (d)
8.375%	04/30/2014	100,000	90,000

Comcast Corp.
5.875%	02/15/2018	95,000	92,534
Comcast Corp.
6.950%	08/15/2037	50,000	50,100
COX Communications, Inc.
7.750%	11/01/2010	50,000	53,717
The McGraw-Hill Cos., Inc.
5.375%	11/15/2012	50,000	51,033
News America, Inc.
6.400%	12/15/2035	90,000	87,347
News America, Inc. (Acquired 11/8/07, Cost $49,936) (c) (d)
6.650%	11/15/2037	50,000	50,424
Nielsen Finance LLC/Nielsen Finance Co.
10.000%	08/01/2014	200,000	199,000
Time Warner Cable, Inc.
5.850%	05/01/2017	20,000	19,144
Time Warner, Inc.
6.500%	11/15/2036	25,000	22,936
Time Warner, Inc.
7.625%	04/15/2031	110,000	115,050
Univision Communications, Inc. (Acquired 12/11/2007, Cost $279,750) (b) (c) (d)
9.750%	03/15/2015	175,000	105,875
			937,160

Mining — 0.0%
Freeport-McMoRan Copper & Gold, Inc.
6.875%	02/01/2014	35,000	36,050

Oil & Gas — 0.3%
Apache Corp.
6.000%	01/15/2037	50,000	50,475
Canadian Natural Resources Ltd.
5.700%	05/15/2017	90,000	91,014
Enterprise Products Operating, LP
6.875%	03/01/2033	100,000	99,343
Enterprise Products Operating, LP, Series B
5.600%	10/15/2014	100,000	100,053
Gaz Capital for Gazprom Reg S
6.510%	03/07/2022	100,000	89,500
Husky Energy, Inc.
6.800%	09/15/2037	60,000	60,974
Marathon Oil Corp.
6.600%	10/01/2037	85,000	84,453
XTO Energy, Inc.
6.100%	04/01/2036	85,000	84,100
			659,912

Pharmaceuticals — 0.1%
Abbott Laboratories
5.600%	11/30/2017	5,000	5,231
Abbott Laboratories
5.875%	05/15/2016	25,000	26,649
AstraZeneca PLC
5.400%	09/15/2012	50,000	52,747

Cardinal Health, Inc.
5.800%	10/15/2016	100,000	100,465
Hospira, Inc.
5.550%	03/30/2012	40,000	41,345
			226,437

Pipelines — 0.4%
Gulf Stream Natural Gas System LLC (Acquired 6/1/06, Cost $243,573) (c) (d)
6.190%	11/01/2025	250,000	239,839
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	145,000	144,300
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	60,000	55,669
Kinder Morgan Energy Partners, LP
5.125%	11/15/2014	65,000	63,870
Southern Natural Gas Co. (Acquired 3/14/07, Cost $159,951) (c) (d)
5.900%	04/01/2017	160,000	156,405
Trans-Canada Pipelines Ltd.
6.200%	10/15/2037	75,000	72,317
Williams Cos., Inc.
7.875%	09/01/2021	95,000	102,956
Williams Cos., Inc.
8.750%	03/15/2032	45,000	51,975
			887,331

Real Estate — 0.0%
Westfield Group (Acquired 2/21/2008, Cost $18,338) (c) (d)
5.700%	10/01/2016	50,000	45,207

Real Estate Investment Trusts (REITS) — 0.3%
Brandywine Operating Partnership LP
6.000%	04/01/2016	30,000	25,356
Brandywine Operating Partnership LP /PA
5.400%	11/01/2014	155,000	128,622
Brandywine Operating Partnership, LP /PA
5.700%	05/01/2017	165,000	133,868
Developers Diversified Realty Corp.
5.000%	05/03/2010	150,000	147,316
Developers Diversified Realty Corp.
5.500%	05/01/2015	20,000	17,768
Hospitality Properties Trust
6.700%	01/15/2018	75,000	64,244
Kimco Realty Corp.
4.820%	06/01/2014	50,000	48,574
Prologis
5.250%	11/15/2010	170,000	171,621
Prologis
5.625%	11/15/2015	45,000	41,075
			778,444

Retail — 0.4%
Costco Wholesale Corp.
5.300%	03/15/2012	300,000	316,021
CVS Caremark Corp. (Acquired 11/17/2006, Cost $30,732) (c) (d)
5.298%	01/11/2027	29,533	28,058
Federated Retail Holdings, Inc.
5.350%	03/15/2012	50,000	47,640
Federated Retail Holdings, Inc.
6.375%	03/15/2037	60,000	47,510
Home Depot, Inc. FRN
2.925%	12/16/2009	170,000	162,116
Michaels Stores, Inc.
10.000%	11/01/2014	100,000	87,500
Target Corp.
5.125%	01/15/2013	100,000	102,584
Target Corp.
6.000%	01/15/2018	100,000	102,367
			893,796

Savings & Loans — 0.3%
Independence Community Bank Corp.
4.900%	09/23/2010	170,000	169,505
Washington Mutual Preferred Funding FRN (Acquired 10/18/07, Cost $300,000) (c) (d)
9.750%	12/15/2049	300,000	229,500
Washington Mutual Preferred Funding II Preferred
6.665%	03/15/2049	200,000	108,000
Washington Mutual, Inc.
5.250%	09/15/2017	75,000	56,625
Washington Mutual, Inc.
5.500%	08/24/2011	50,000	43,000
			606,630

Telecommunications — 0.5%
AT&T, Inc.
5.625%	06/15/2016	50,000	50,142
British Telecommunications PLC
5.950%	01/15/2018	100,000	96,895
Cisco Systems, Inc.
5.250%	02/22/2011	50,000	52,194
New Cingular Wireless Services, Inc.
8.750%	03/01/2031	25,000	30,340
Nextel Communications, Inc., Series E
6.875%	10/31/2013	105,000	82,950
Sprint Capital Corp.
8.750%	03/15/2032	195,000	164,775
Telecom Italia Capital SA
5.250%	10/01/2015	50,000	45,425
US Unwired, Inc.
10.000%	06/15/2012	320,000	296,800
Valor Telecommunications Enterprises LLC/Finance Corp.
7.750%	02/15/2015	150,000	153,206
Verizon Communications, Inc.
5.500%	04/01/2017	50,000	49,269
Vodafone Group PLC
6.150%	02/27/2037	50,000	46,605
			1,068,601

Transportation — 0.1%
BNSF Funding Trust I FRN
6.613%	12/15/2055	15,000	13,625
Burlington Northern Santa Fe Corp.
6.150%	05/01/2037	60,000	57,570
Enbridge Energy Partners (Acquired 4/04/2008, Cost $24,867) (c) (d)
6.500%	04/15/2018	25,000	24,867
Union Pacific Corp.
5.700%	08/15/2018	25,000	24,855
Union Pacific Corp.
5.750%	11/15/2017	15,000	15,187
			136,104

U.S. Government Agencies — 0.1%
Tennessee Valley Authority
4.875%	01/15/2048	135,000	132,248

TOTAL CORPORATE DEBT (Cost $17,796,995)			16,415,610

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Commercial MBS — 1.2%
American Tower Trust Series 2007-1A, Class B (Acquired 4/27/07, Cost $50,000) (c) (d)
5.537%	04/15/2037	50,000	48,635
American Tower Trust, Series 2007-1A, Class AFX (Acquired 4/27/07, Cost $75,000) (c) (d)
5.420%	04/15/2037	75,000	69,855
American Tower Trust, Series 2007-1A, Class D (Acquired 4/27/07, Cost $400,000) (c) (d)
5.957%	04/15/2037	400,000	335,560
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A4
6.180%	12/15/2035	175,000	178,136
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E (Acquired 10/3/07, Cost $213,021) (c) (d)
5.015%	01/15/2037	225,000	162,729
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A3
4.499%	11/15/2037	180,000	172,768
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A3
4.813%	02/15/2038	125,000	119,226
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A2
6.465%	04/15/2034	248,251	254,489
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2
4.112%	01/11/2017	395,645	384,687
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4 VRN
5.875%	04/15/2045	50,000	50,007

LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4
6.462%	03/15/2031	600,000	615,881
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A2
5.202%	01/12/2044	125,000	123,545
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class H
7.676%	11/13/2011	175,000	158,414
			2,673,932

Credit Card ABS — 0.4%
MBNA Credit Card Master Note Trust, Series 2003-1C, Class C FRN
4.520%	06/15/2012	325,000	304,575
MBNA Credit Card Master Note Trust, Series 2003-3C, Class C
6.378%	10/15/2010	325,000	323,477
Washington Mutual Master Note Trust, Series 2006-A2A, Class A FRN (Acquired 9/13/07, Cost $96,828) (c) (d)
2.870%	06/15/2015	100,000	92,609
Washington Mutual Master Note Trust, Series 2007-A4A, Class A4 (Acquired 10/30/07, Cost $99,980) (c) (d)
5.200%	10/15/2014	100,000	97,125
			817,786

Home Equity ABS — 0.2%
GMAC Mortgage Corp. Loan Trust, Series 2007-HE2, Class A3
6.193%	12/25/2037	250,000	143,790
GSAA Trust, Series 2006-7, Class AF5A, Step-Up
6.205%	03/25/2046	50,000	44,756
Home Equity Mortgage Trust, Series 2006-3, Class A1
5.472%	09/25/2036	23,201	16,460
Irwin Home Equity Corp., Series 2006-P1, Class 2A4 (Acquired 8/6/07, Cost $264,688) (c) (d)
5.800%	06/25/2037	275,000	250,164
			455,170

Other ABS — 0.0%
New Century Home Equity Loan Trust, Series 2006-2, Class A2B FRN
2.759%	08/25/2036	50,000	40,859

WL Collateral CMO — 3.1%
American Home Mortgage Assets, Series 2007-3, Class II2A1
6.250%	06/25/2037	97,339	95,446
Bear Stearns Asset Backed Securities, Inc., Series 2005-AC3, Class 2A1
5.250%	06/25/2020	102,872	98,954
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1A9
5.750%	03/25/2037	229,247	194,082

Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1
5.909%	06/25/2047	159,628	111,739
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4A1 FRN
5.956%	06/25/2047	223,947	156,763
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-HYB5, Class 3A1B VRN
5.923%	09/20/2036	37,119	26,303
CS First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1
5.000%	09/25/2018	82,947	81,019
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1
5.000%	08/25/2020	43,180	38,722
CSAB Mortgage Backed Trust, Series 2006-2, Class A6A
5.720%	09/25/2036	350,000	307,617
Indymac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2A1
6.500%	08/25/2037	245,915	225,166
Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 2A1 VRN
5.992%	02/25/2036	752,063	719,000
Indymac Index Mortgage Loan Trust, Series 2006-AR5, Class 2A1 VRN
5.838%	05/25/2036	86,926	65,015
JP Morgan Alternative Loan Trust, Series 2006-S3, Class A6
6.120%	08/25/2036	375,000	312,877
Lehman Mortgage Trust, Series 2007-7, Class 6A4
7.000%	07/25/2037	46,086	40,613
Lehman Mortgage Trust, Series 2007-8, Class 3A1
7.250%	08/25/2037	299,377	302,131
MASTR Alternative Loans Trust, Series 2004-5, Class 5A1
4.750%	06/25/2019	259,112	226,687
Residential Accredit Loans, Inc., Series 2007-GS11, Class A1
7.000%	10/25/2037	261,369	221,837
Residential Accredit Loans, Inc., Series 2007-QS9, Class A33
6.500%	07/25/2037	70,495	61,022
Residential Asset Securitization Trust, Series 2004-A6, Class A1
5.000%	08/25/2019	550,211	485,153
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A1F
8.470%	04/25/2037	34,031	33,225
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1 VRN
5.918%	05/25/2036	330,578	211,069
WaMu Mortgage Pass Through Certificates, Series 2007-HY5, Class 3A1
5.828%	05/25/2037	735,800	684,486
Washington Mutual, Inc., Series 2003-S2, Class A1
5.000%	05/25/2018	242,841	233,848

Washington Mutual, Inc., Series 2003-S6, Class 2A3
4.750%	07/25/2018	186,188	180,577
Washington Mutual, Inc., Series 2003-S7, Class A1
4.500%	08/25/2018	65,444	63,021
Wells Fargo Mortgage Backed Securities Trust, Series 2003-16, Class 2A1
4.500%	12/25/2018	62,939	60,608
Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 2A1
5.250%	04/25/2033	92,725	92,671
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class A1 FRN
5.654%	10/25/2036	718,467	706,126
Wells Fargo Mortgage Backed Securities Trust, Series 2006-1, Class A3
5.000%	03/25/2021	852,621	832,804
			6,868,581

WL Collateral Support CMO — 0.1%
Residential Accredit Loans, Inc., Series 2007-QS11, Class A2
7.000%	10/25/2037	261,369	208,769

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,065,756)			11,065,097

SOVEREIGN DEBT OBLIGATIONS — 2.0%

Bundesrepub Deutschland EUR (e)
4.250%	07/04/2014	510,000	829,483
Bundesrepub Deutschland EUR (e)
4.500%	07/04/2009	210,000	334,655
Canadian Government CAD (e)
4.500%	06/01/2015	70,000	73,777
France Government Bond EUR (e)
4.750%	04/25/2035	170,000	272,443
Gabonese Republic, Reg S
8.200%	12/12/2017	100,000	104,880
Japan Government JPY (e)
1.500%	09/20/2014	80,000,000	834,652
Kingdom of the Netherlands EUR (e)
3.250%	07/15/2015	50,000	75,913
Queensland Treasury Corp. AUD (e)
6.000%	10/14/2015	70,000	61,457
Republic of Brazil
8.000%	01/15/2018	25,000	28,063
Republic of Brazil
11.000%	08/17/2040	100,000	133,900
Republic of Colombia
7.375%	09/18/2037	100,000	107,250
Republic of Colombia COP (e)
9.850%	06/28/2027	130,000,000	63,652
Republic of Germany EUR (e)
4.000%	01/04/2018	180,000	286,742

Republic of Poland PLN (e)
5.750%	09/23/2022	115,000	50,393
Republic of Turkey
6.750%	04/03/2018	100,000	99,250
Republic of Turkey TRY (e)
10.000%	02/15/2012	75,000	61,067
Russian Federation
7.500%	03/31/2030	123,125	141,778
Sweden Government Bond SEK (e)
6.750%	05/05/2014	1,060,000	205,934
United Kingdom GBP (e)
4.000%	09/07/2016	205,000	401,437
United Mexican States
6.625%	03/03/2015	150,000	167,625
United Mexican States MXN (e)
10.000%	12/05/2024	510,000	59,033
			4,393,384

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,994,492)			4,393,384

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.2%
Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 3233, Class PA
6.000%	10/15/2036	110,262	114,654
FHLMC, Series 3312, Class PA
5.500%	05/15/2037	120,131	122,408
FNMA, Series 2007-33, Class HE
5.500%	04/25/2037	164,868	168,416
FNMA, Series 2007-40, Class PT
5.500%	05/25/2037	333,431	339,272
			744,750

U.S. Government Agencies — 11.9%
Farmer Mac — 0.2%
Federal Agricultural Mortgage Corp., Series 2006-2 (Acquired 7/20/2006, Cost $249,058) (c) (d)
5.500%	07/15/2011	500,000	536,072

Federal Home Loan Bank — 0.8%
Federal Home Loan Bank
4.625%	11/21/2008	325,000	330,033
Federal Home Loan Bank
5.125%	08/14/2013	325,000	351,899
Federal Home Loan Bank
5.625%	06/13/2016	490,000	510,921
Federal Home Loan Bank
5.750%	06/27/2016	545,000	572,568
			1,765,421

Pass-Through Securities — 10.9%
FHLMC
5.000%	02/01/2038	2,500,002	2,476,759
FHLMC
5.250%	07/18/2011	125,000	134,421
FHLMC
5.500%	12/01/2037	749,999	757,939
FHLMC
6.405%	02/01/2037	141,911	146,255
FHLMC
6.625%	09/15/2009	2,005,000	2,132,368
FHLMC VRN
5.728%	11/01/2037	116,303	119,057
FNMA
5.000%	10/15/2011	415,000	443,231
FNMA
5.250%	08/01/2012	1,535,000	1,603,796
FNMA
5.500%	06/01/2021 - 05/01/2037	5,753,394	5,820,890
FNMA
6.000%	04/01/2026 - 03/01/2037	6,567,236	6,733,079
FNMA
6.125%	03/15/2012	780,000	868,785
FNMA
6.500%	07/01/2035 - 08/01/2037	2,314,939	2,409,431
FNMA
7.000%	03/01/2037 - 10/01/2047	650,436	673,618
Total Pass-Through Securities			24,319,629
Total U.S. Government Agencies			26,621,122

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,671,498)			27,365,872

U.S. TREASURY OBLIGATIONS — 4.1%

U.S. Treasury Bond
4.500%	02/15/2036	590,000	609,728
U.S. Treasury Bond
4.750%	02/15/2037	180,000	193,641
U.S. Treasury Bond
5.000%	05/15/2037	655,000	732,781
U.S. Treasury Bond
6.250%	08/15/2023	1,180,000	1,458,038
U.S. Treasury Bond
8.875%	08/15/2017	316,000	450,152
U.S. Treasury Inflation Index
2.375%	01/15/2017	429,073	478,280
U.S. Treasury Inflation Index
3.375%	04/15/2032	95,119	124,647
U.S. Treasury Note
3.625%	07/15/2009	805,000	826,949
U.S. Treasury Note
3.625%	06/15/2010	380,000	397,130
U.S. Treasury Note
3.625%	05/15/2013	500,000	528,086
U.S. Treasury Note
3.875%	02/15/2013	110,000	117,442

U.S. Treasury Note
4.250%	09/30/2012	1,845,000	1,994,906
U.S. Treasury Note
4.250%	11/15/2017	400,000	426,625
U.S. Treasury Note
4.625%	12/31/2011	100,000	109,266
U.S. Treasury Note
4.875%	04/30/2011	580,000	632,200
			9,079,871

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,864,700)			9,079,871

TOTAL BONDS & NOTES (Cost $73,717,626)			72,237,432

TOTAL LONG TERM INVESTMENTS (Cost $234,837,631)			217,877,202

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 3.2%
Cash Equivalents — 1.1% (h)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	180,786	180,786
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	154,962	154,962
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	103,308	103,308
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	103,308	103,308
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	77,481	77,481
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	77,481	77,481
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	154,962	154,962
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	77,481	77,481
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	77,481	77,481
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	65,783	65,783
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	51,654	51,654
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	154,962	154,962
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	77,481	77,481
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	90,394	90,394
Reserve Primary Money Market Fund (f)		25,827	25,827

Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	129,135	129,135
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	77,481	77,481
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	90,394	90,394
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	90,394	90,394
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	90,394	90,394
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	50,117	50,117
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	116,221	116,221
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	232,442	232,442
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	142,048	142,048
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	77,481	77,481
			2,569,458

Repurchase Agreements — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (g)		4,601,112	4,601,112

TOTAL SHORT-TERM INVESTMENTS (Cost $7,170,570)			7,170,570

TOTAL INVESTMENTS — 100.8% (Cost $242,008,201) (i)			$225,047,772

Other Assets/(Liabilities) — (0.8%)			(1,713,937)

NET ASSETS — 100.0%			$223,333,835

Notes to Portfolio of Investments

ADR - American Depository Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

COP - Colombian Peso

EUR - Euro

FRN - Floating Rate Note

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

PLN - Polish Zloty

SEK - Swedish Kronor

TRY - New Turkish Lira

VRN - Variable Rate Note

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2008, these securities amounted to a value of $8,177,295 or 3.7% of net assets.

(d)         Restricted security. (Note 2).

(e)          The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(f)            Principal amount represents shares owned of the fund.

(g)         Maturity value of $4,601,246. Collateralized by U.S. Government Agency obligations with rates ranging from 4.226% to 6.012%, maturity dates ranging from 2/01/2035 to 3/01/2035, and an aggregate market value, including accrued interest, of $4,693,899.

(h)         Represents investments of security lending collateral. (Note 2).

(i)             See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.0%
COMMON STOCK — 94.7%
Agriculture — 0.5%
UST, Inc.	32,300	1,760,996

Airlines — 0.3%
Southwest Airlines Co.	95,800	1,187,920

Auto Manufacturers — 0.2%
Ford Motor Co. (a)	126,900	725,868

Banks — 7.6%
Allied Irish Banks PLC	25,900	555,645
Bank of America Corp.	30,200	1,144,882
The Bank of New York Mellon Corp.	112,900	4,711,317
Capital One Financial Corp.	63,500	3,125,470
Fifth Third Bancorp	119,700	2,504,124
KeyCorp	82,000	1,799,900
National City Corp.	62,600	622,870
Royal Bank of Scotland Group PLC	130,800	875,577
SunTrust Banks, Inc.	82,000	4,521,480
U.S. Bancorp	156,900	5,077,284
Wells Fargo & Co.	111,500	3,244,650
		28,183,199

Beverages — 1.1%
Anheuser-Busch Cos., Inc.	76,100	3,610,945
The Coca-Cola Co.	7,500	456,525
		4,067,470

Biotechnology — 0.9%
Amgen, Inc. (a)	77,300	3,229,594

Building Materials — 1.3%
Masco Corp.	140,700	2,790,081
USG Corp. (a) (b)	54,900	2,021,418
		4,811,499

Chemicals — 1.8%
Du Pont (E.I.) de Nemours & Co.	78,800	3,684,688
International Flavors & Fragrances, Inc.	67,500	2,973,375
		6,658,063

Commercial Services — 0.9%
Automatic Data Processing, Inc.	8,300	351,837
H&R Block, Inc.	144,200	2,993,592
		3,345,429

Computers — 1.4%
Computer Sciences Corp. (a)	34,900	1,423,571
Dell, Inc. (a)	147,100	2,930,232
Electronic Data Systems Corp.	59,800	995,670
		5,349,473

1

Cosmetics & Personal Care — 2.2%
Avon Products, Inc.	73,100	2,890,374
Colgate-Palmolive Co.	21,200	1,651,692
The Procter & Gamble Co.	53,600	3,755,752
		8,297,818

Distribution & Wholesale — 0.5%
Genuine Parts Co.	45,500	1,830,010

Diversified Financial — 7.1%
Citigroup, Inc.	107,800	2,309,076
Countrywide Financial Corp. (b)	76,200	419,100
Fannie Mae	144,500	3,803,240
JP Morgan Chase & Co.	223,400	9,595,030
Legg Mason, Inc.	44,300	2,479,914
Merrill Lynch & Co., Inc.	90,000	3,666,600
SLM Corp. (a)	146,800	2,253,380
UBS AG	66,600	1,918,080
		26,444,420

Electric — 3.8%
Duke Energy Corp.	124,400	2,220,540
Entergy Corp.	27,300	2,977,884
FirstEnergy Corp.	34,800	2,387,976
Pinnacle West Capital Corp.	41,100	1,441,788
Progress Energy, Inc.	54,600	2,276,820
TECO Energy, Inc. (b)	48,900	779,955
Xcel Energy, Inc.	109,200	2,178,540
		14,263,503

Environmental Controls — 0.6%
Waste Management, Inc.	66,400	2,228,384

Foods — 3.8%
Campbell Soup Co.	37,300	1,266,335
General Mills, Inc.	62,600	3,748,488
The Hershey Co. (b)	134,400	5,062,848
Kraft Foods, Inc. Class A	79,700	2,471,497
McCormick & Co., Inc.	43,300	1,600,801
		14,149,969

Forest Products & Paper — 1.9%
International Paper Co.	175,200	4,765,440
MeadWestvaco Corp.	79,100	2,153,102
		6,918,542

Gas — 0.8%
NiSource, Inc.	167,600	2,889,424

Hand & Machine Tools — 0.4%
The Black & Decker Corp.	19,600	1,295,560

Health Care - Products — 1.3%
Johnson & Johnson	74,900	4,858,763

2

Home Builders — 0.4%
D.R. Horton, Inc. (b)	104,800	1,650,600

Home Furnishing — 0.8%
Harman International Industries, Inc.	12,700	552,958
Whirlpool Corp. (b)	26,500	2,299,670
		2,852,628

Household Products — 2.3%
Avery Dennison Corp.	67,100	3,304,675
Fortune Brands, Inc.	44,300	3,078,850
Kimberly-Clark Corp.	34,900	2,252,795
		8,636,320

Housewares — 0.8%
Newell Rubbermaid, Inc.	130,300	2,979,961

Insurance — 5.3%
American International Group, Inc.	90,300	3,905,475
Chubb Corp.	35,000	1,731,800
Genworth Financial, Inc. Class A	65,800	1,489,712
Lincoln National Corp.	68,100	3,541,200
Marsh & McLennan Cos., Inc.	201,500	4,906,525
Progressive Corp.	99,500	1,598,965
The Travelers Cos., Inc.	51,500	2,464,275
		19,637,952

Internet — 1.3%
eBay, Inc. (a)	40,800	1,217,472
Yahoo!, Inc. (a)	126,500	3,659,645
		4,877,117

Leisure Time — 0.6%
Harley-Davidson, Inc.	54,900	2,058,750

Manufacturing — 7.7%
3M Co.	62,400	4,938,960
Cooper Industries Ltd. Class A	40,700	1,634,105
Eastman Kodak Co. (b)	110,900	1,959,603
General Electric Co.	354,800	13,131,148
Honeywell International, Inc.	56,200	3,170,804
Illinois Tool Works, Inc.	78,400	3,781,232
		28,615,852

Media — 5.7%
Cablevision Systems Corp. Class A (a)	68,600	1,470,098
CBS Corp. Class B	104,700	2,311,776
Comcast Corp. Class A	59,800	1,156,532
Gannett Co., Inc.	105,100	3,053,155
The McGraw-Hill Cos., Inc.	99,300	3,669,135
New York Times Co. Class A (b)	125,900	2,376,992
Time Warner, Inc.	272,800	3,824,656
The Walt Disney Co.	109,300	3,429,834
		21,292,178

3

Mining — 1.2%
Alcoa, Inc.	50,000	1,803,000
Vulcan Materials Co.	38,500	2,556,400
		4,359,400

Oil & Gas — 10.5%
Anadarko Petroleum Corp.	62,200	3,920,466
BP PLC Sponsored ADR (United Kingdom)	50,000	3,032,500
Chevron Corp.	106,400	9,082,304
Exxon Mobil Corp.	106,400	8,999,312
Hess Corp.	41,400	3,650,652
Murphy Oil Corp.	52,100	4,279,494
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	87,100	6,008,158
		38,972,886

Oil & Gas Services — 1.2%
BJ Services Co.	70,100	1,998,551
Schlumberger Ltd.	29,700	2,583,900
		4,582,451

Pharmaceuticals — 5.7%
Abbott Laboratories	42,400	2,338,360
Bristol-Myers Squibb Co.	111,700	2,379,210
Eli Lilly & Co.	100,200	5,169,318
Merck & Co., Inc.	92,300	3,502,785
Pfizer, Inc.	193,900	4,058,327
Wyeth	85,300	3,562,128
		21,010,128

Pipelines — 0.4%
Spectra Energy Corp.	71,550	1,627,762

Retail — 3.3%
Bed Bath & Beyond, Inc. (a)	101,600	2,997,200
The Home Depot, Inc.	153,300	4,287,801
Macy’s, Inc.	17,000	392,020
Tiffany & Co.	16,300	681,992
Wal-Mart Stores, Inc.	70,200	3,698,136
		12,057,149

Semiconductors — 1.6%
Analog Devices, Inc.	91,100	2,689,272
Applied Materials, Inc.	68,500	1,336,435
Intel Corp.	89,500	1,895,610
		5,921,317

Software — 1.4%
Microsoft Corp.	178,900	5,077,182

Telecommunications — 5.0%
Alcatel-Lucent Sponsored ADR (France)	230,500	1,327,680
AT&T, Inc.	212,800	8,150,240
Cisco Systems, Inc. (a)	24,600	592,614

4

Motorola, Inc.	176,400	1,640,520
Qwest Communications International, Inc. (b)	395,800	1,792,974
Sprint Nextel Corp.	232,000	1,552,080
Verizon Communications, Inc.	93,300	3,400,785
		18,456,893

Toys, Games & Hobbies — 0.6%
Mattel, Inc.	112,000	2,228,800

Transportation — 0.5%
Union Pacific Corp.	6,400	802,432
United Parcel Service, Inc. Class B	16,800	1,226,736
		2,029,168

TOTAL COMMON STOCK (Cost $380,825,134)		351,420,398

PREFERRED STOCK — 0.3%
Diversified Financial
Merrill Lynch & Co., Inc. (Acquired 1/18/2008, Cost $1,600,000) (c) (d)	16	1,283,638

TOTAL PREFERRED STOCK (Cost $1,600,000)		1,283,638

TOTAL EQUITIES (Cost $382,425,134)		352,704,036

		Principal
		Amount	Market Value
BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Auto Manufacturers
Ford Motor Co.
4.250%	12/15/2036	366,000	313,845

TOTAL CORPORATE DEBT (Cost $366,000)			313,845

TOTAL BONDS & NOTES (Cost $366,000)			313,845

	Number of
	Shares	Market Value
MUTUAL FUND - 3.3%
Financial Services
Government Reserve Investment Fund	12,066,438	12,066,438

TOTAL MUTUAL FUND (Cost $12,066,438)		12,066,438

TOTAL LONG TERM INVESTMENTS (Cost $394,857,572)		365,084,319

5

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 5.3%
Cash Equivalents — 2.9% (f)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	759,634	759,634
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	651,115	651,115
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	434,076	434,076
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	434,076	434,076
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	325,557	325,557
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	325,557	325,557
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	651,115	651,115
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	325,557	325,557
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	325,557	325,557
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	276,408	276,408
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	217,038	217,038
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	651,115	651,115
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	325,557	325,557
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	379,817	379,817
Reserve Primary Money Market Fund (e)		108,519	108,519
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	542,595	542,595
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	325,557	325,557
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	379,817	379,817
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	379,817	379,817
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	379,817	379,817
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	210,580	210,580
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	488,336	488,336
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	976,672	976,672
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	596,855	596,855
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	325,557	325,557
			10,796,301

6

Repurchase Agreements — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (g)	8,942,758	8,942,758

TOTAL SHORT-TERM INVESTMENTS (Cost $19,739,059)		19,739,059

TOTAL INVESTMENTS — 103.7% (Cost $414,596,631) (h)		$384,823,378

Other Assets/(Liabilities) — (3.7%)		(13,714,047)

NET ASSETS — 100.0%		$371,109,331

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)                        Non-income producing security.

(b)                       Denotes all or a portion of security on loan. (Note 2).

(c)                        This security is valued in good faith under procedures established by the Board of Trustees.

(d)                       Restricted security. (Note 2).

(e)                        Principal amount represents shares owned of the fund.

(f)                          Represents investments of security lending collateral. (Note 2).

(g)                       Maturity value of $8,943,019.  Collateralized by  U.S. Government Agency obligations with rates ranging from 4.342% to 4.386%, maturity date of  5/01/2035, and an aggregate market value, including accrued interest, of $9,123,222.

(h)                       See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MML Income & Growth Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.8%
COMMON STOCK — 99.8%
Aerospace & Defense — 4.4%
Boeing Co.	26,964	2,005,313
Lockheed Martin Corp.	18,389	1,826,028
Northrop Grumman Corp.	24,181	1,881,524
		5,712,865

Agriculture — 1.2%
Altria Group, Inc.	6,771	150,316
Philip Morris International, Inc.	6,771	342,477
Reynolds American, Inc.	5,851	345,385
Universal Corp.	11,567	757,985
		1,596,163

Airlines — 0.2%
Continental Airlines, Inc. Class B (a)	11,615	223,356

Apparel — 0.2%
VF Corp.	3,476	269,425

Automotive & Parts — 1.1%
Lear Corp. (a)	3,001	77,756
Magna International, Inc. Class A	18,540	1,337,661
		1,415,417

Banks — 5.1%
Bank of America Corp.	81,547	3,091,447
The Bank of New York Mellon Corp.	9,418	393,013
Capital One Financial Corp.	12,768	628,441
Regions Financial Corp. (b)	22,829	450,873
Royal Bank of Canada	11,404	530,286
State Street Corp.	3,347	264,413
U.S. Bancorp	31,223	1,010,376
Wachovia Corp.	5,227	141,129
		6,509,978

Beverages — 1.3%
The Coca-Cola Co.	1,683	102,444
Coca-Cola Enterprises, Inc.	23,597	571,047
Molson Coors Brewing Co. Class B	8,885	467,084
The Pepsi Bottling Group, Inc.	12,228	414,651
PepsiCo, Inc.	1,434	103,535
		1,658,761

Biotechnology — 1.7%
Amgen, Inc. (a)	44,468	1,857,873
Genzyme Corp. (a)	489	36,450
Invitrogen Corp. (a)	2,784	237,948
		2,132,271

1

Chemicals — 2.3%
CF Industries Holdings, Inc.	1,932	200,194
Du Pont (E.I.) de Nemours & Co.	37,855	1,770,100
Methanex Corp.	32,970	862,825
Terra Industries, Inc. (a)	1,589	56,457
		2,889,576

Coal — 0.1%
Alpha Natural Resources, Inc. (a)	1,287	55,907
Walter Industries, Inc.	1,394	87,306
		143,213

Commercial Services — 2.1%
Accenture Ltd. Class A	47,271	1,662,521
Donnelley (R.R.) & Sons Co.	21,121	640,177
Mastercard, Inc. Class A	841	187,535
Visa, Inc. Class A (a)	4,192	261,413
		2,751,646

Computers — 9.0%
Computer Sciences Corp. (a)	34,813	1,420,022
Electronic Data Systems Corp.	35,773	595,620
Hewlett-Packard Co.	62,827	2,868,681
International Business Machines Corp.	30,902	3,558,056
Lexmark International, Inc. Class A (a)	23,505	722,074
Seagate Technology	46,634	976,516
Sun Microsystems, Inc. (a)	15,773	244,955
Western Digital Corp. (a)	45,693	1,235,539
		11,621,463

Cosmetics & Personal Care — 0.8%
The Procter & Gamble Co.	15,430	1,081,180

Diversified Financial — 6.5%
The Charles Schwab Corp.	5,617	105,768
Citigroup, Inc.	65,002	1,392,343
Fannie Mae	4,074	107,228
The Goldman Sachs Group, Inc.	11,768	1,946,309
JP Morgan Chase & Co.	72,244	3,102,880
Lehman Brothers Holdings, Inc.	4,104	154,475
Merrill Lynch & Co., Inc.	11,935	486,232
Morgan Stanley	22,074	1,008,782
		8,304,017

Electric — 3.1%
Constellation Energy Group, Inc.	1,133	100,010
Duke Energy Corp.	1,661	29,649
Edison International	25,761	1,262,804
Entergy Corp.	1,231	134,277
Exelon Corp.	7,363	598,391
FPL Group, Inc.	16,224	1,017,894
Progress Energy, Inc.	5,536	230,851
Public Service Enterprise Group, Inc.	2,926	117,596
Reliant Energy, Inc. (a)	18,055	427,001
		3,918,473

2

Electronics — 1.3%
Avnet, Inc. (a)	27,084	886,459
Tyco Electronics Ltd.	22,960	787,987
		1,674,446

Engineering & Construction — 0.3%
Emcor Group, Inc. (a)	12,286	272,872
Jacobs Engineering Group, Inc. (a)	508	37,384
Perini Corp. (a)	2,222	80,503
		390,759

Entertainment — 0.2%
Regal Entertainment Group Class A	14,634	282,290

Environmental Controls — 0.0%
Allied Waste Industries, Inc. (a)	1,303	14,085

Foods — 1.2%
General Mills, Inc.	25,902	1,551,012

Health Care - Products — 3.6%
Baxter International, Inc.	13,476	779,182
Becton, Dickinson & Co.	21,017	1,804,309
Johnson & Johnson	32,449	2,104,967
		4,688,458

Health Care - Services — 1.8%
Aetna, Inc.	1,091	45,920
AMERIGROUP Corp. (a) (b)	22,381	611,673
Apria Healthcare Group, Inc. (a)	10,774	212,786
Humana, Inc. (a)	23,374	1,048,558
WellCare Health Plans, Inc. (a)	10,669	415,558
		2,334,495

Home Builders — 0.6%
Lennar Corp. Class A	3,600	67,716
NVR, Inc. (a)	1,118	668,005
Toll Brothers, Inc. (a)	3,686	86,547
		822,268

Household Products — 2.5%
Blyth, Inc.	4,413	87,024
Kimberly-Clark Corp.	29,797	1,923,396
Tupperware Brands Corp.	31,518	1,219,116
		3,229,536

Insurance — 3.9%
ACE Ltd.	24,607	1,354,861
Arch Capital Group Ltd. (a)	10,025	688,417
Aspen Insurance Holdings Ltd.	27,918	736,477
Axis Capital Holdings Ltd.	8,653	294,029
Endurance Specialty Holdings Ltd.	23,520	860,832
Max Capital Group Ltd.	6,350	166,306
PartnerRe Ltd.	3,529	269,263
The Travelers Cos., Inc.	8,141	389,547
Unum Group	13,373	294,340
		5,054,072

3

Internet — 0.8%
Symantec Corp. (a)	60,024	997,599

Investment Companies — 0.2%
KKR Financial Holdings LLC (b)	17,711	224,221

Iron & Steel — 0.3%
Nucor Corp.	5,835	395,263

Machinery - Construction & Mining — 0.8%
Caterpillar, Inc.	12,425	972,753

Machinery - Diversified — 0.1%
Deere & Co.	1,245	100,148

Manufacturing — 2.2%
General Electric Co.	76,665	2,837,372

Media — 2.8%
CBS Corp. Class B	66,147	1,460,526
Liberty Media Corp. Capital Class A (a)	8,024	126,298
The Walt Disney Co.	65,124	2,043,591
		3,630,415

Mining — 2.0%
Freeport-McMoRan Copper & Gold, Inc.	20,690	1,990,792
Newmont Mining Corp.	2,532	114,700
Southern Copper Corp.	4,735	491,635
		2,597,127

Office Equipment/Supplies — 1.3%
Xerox Corp.	113,266	1,695,592

Office Furnishings — 0.1%
Steelcase, Inc. Class A	16,744	185,189

Oil & Gas — 14.9%
Chevron Corp.	42,484	3,626,434
ConocoPhillips Co.	38,879	2,962,969
EnCana Corp.	10,550	799,162
Exxon Mobil Corp.	79,467	6,721,319
Occidental Petroleum Corp.	31,223	2,284,587
Stone Energy Corp. (a)	3,523	184,288
Sunoco, Inc.	7,130	374,111
Valero Energy Corp.	32,095	1,576,185
W&T Offshore, Inc.	19,443	663,201
		19,192,256

Pharmaceuticals — 4.3%
Biovail Corp.	19,435	206,983
Bristol-Myers Squibb Co.	37,843	806,056
Cephalon, Inc. (a)	5,244	337,714
Eli Lilly & Co.	13,779	710,859

4

Forest Laboratories, Inc. (a)	5,419	216,814
Pfizer, Inc.	152,175	3,185,023
Wyeth	641	26,768
		5,490,217

Real Estate Investment Trusts (REITS) — 0.4%
Hospitality Properties Trust	1,923	65,420
Host Hotels & Resorts, Inc.	19,868	316,299
Prologis	2,259	132,965
		514,684

Retail — 4.0%
AutoZone, Inc. (a)	1,353	154,012
Best Buy Co., Inc.	2,487	103,111
The Gap, Inc.	46,274	910,672
Macy’s, Inc.	16,104	371,358
McDonald’s Corp.	41,795	2,330,907
RadioShack Corp. (b)	52,616	855,010
Wal-Mart Stores, Inc.	7,421	390,938
Yum! Brands, Inc.	741	27,573
		5,143,581

Savings & Loans — 0.3%
Hudson City Bancorp, Inc.	6,221	109,987
Washington Mutual, Inc. (b)	22,353	230,236
		340,223

Semiconductors — 1.1%
Amkor Technology, Inc. (a)	62,086	664,320
Applied Materials, Inc.	6,975	136,082
ASM International NV	555	10,284
Intel Corp.	545	11,543
Nvidia Corp. (a)	9,345	184,938
Omnivision Technologies, Inc. (a) (b)	10,941	184,028
Xilinx, Inc.	7,113	168,934
		1,360,129

Software — 3.2%
Microsoft Corp.	138,019	3,916,979
Open Text Corp. (a) (b)	5,981	187,265
		4,104,244

Telecommunications — 4.7%
AT&T, Inc.	70,536	2,701,529
Cisco Systems, Inc. (a)	9,679	233,167
Embarq Corp.	1,876	75,228
Qwest Communications International, Inc. (b)	67,900	307,587
Verizon Communications, Inc.	74,877	2,729,267
		6,046,778

Toys, Games & Hobbies — 0.7%
Hasbro, Inc.	33,161	925,192

5

Transportation — 1.1%
Con-way, Inc.	554	27,412
CSX Corp.	7,942	445,308
Norfolk Southern Corp.	5,705	309,896
United Parcel Service, Inc. Class B	8,708	635,858
		1,418,474

TOTAL EQUITIES (Cost $129,831,464)		128,440,682

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 1.7%
Cash Equivalents (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	153,262	153,262
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	131,368	131,368
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	87,578	87,578
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	87,578	87,578
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	65,684	65,684
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	65,684	65,684
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	131,368	131,368
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	65,684	65,684
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	65,684	65,684
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	55,768	55,768
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	43,789	43,789
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	131,368	131,368
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	65,684	65,684
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	76,631	76,631
Reserve Primary Money Market Fund (c)		21,895	21,895
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	109,473	109,473
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	65,684	65,684
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	76,631	76,631
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	76,631	76,631
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	76,631	76,631

6

Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	42,486	42,486
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	98,526	98,526
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	197,052	197,052
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	120,420	120,420
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	65,684	65,684
			2,178,243

TOTAL SHORT-TERM INVESTMENTS (Cost $2,178,243)			2,178,243

TOTAL INVESTMENTS — 101.5% (Cost $132,009,707) (e)			$130,618,925

Other Assets/(Liabilities) — (1.5%)			(1,939,189)

NET ASSETS — 100.0%			$128,679,736

Notes to Portfolio of Investments

(a)                        Non-income producing security.

(b)                       Denotes all or a portion of security on loan. (Note 2).

(c)                        Principal amount represents shares owned of the fund.

(d)                       Represents investments of security lending collateral. (Note 2).

(e)                        See Note 3 for aggregate cost for Federal tax purpose.

The accompanying notes are an integral part of the financial statements.

7

MML Growth & Income Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.9%
COMMON STOCK — 97.5%
Advertising — 0.3%
Omnicom Group, Inc.	13,400	592,012

Aerospace & Defense — 1.8%
Boeing Co.	33,700	2,506,269
United Technologies Corp.	22,000	1,514,040
		4,020,309

Agriculture — 1.1%
Altria Group, Inc.	34,400	763,680
Philip Morris International, Inc.	34,400	1,739,952
		2,503,632

Airlines — 0.5%
Southwest Airlines Co.	87,100	1,080,040

Auto Manufacturers — 0.7%
Ford Motor Co. (a)	207,300	1,185,756
General Motors Corp. (b)	25,100	478,155
		1,663,911

Automotive & Parts — 0.4%
Johnson Controls, Inc.	26,700	902,460

Banks — 2.9%
Capital One Financial Corp.	10,700	526,654
Fifth Third Bancorp	30,400	635,968
SunTrust Banks, Inc.	15,100	832,614
Wachovia Corp.	96,053	2,593,431
Wells Fargo & Co.	73,500	2,138,850
		6,727,517

Beverages — 1.7%
Anheuser-Busch Cos., Inc.	10,300	488,735
The Coca-Cola Co.	11,300	687,831
PepsiCo, Inc.	39,300	2,837,460
		4,014,026

Biotechnology — 3.5%
Genentech, Inc. (a)	79,000	6,413,220
Millennium Pharmaceuticals, Inc. (a)	98,000	1,515,080
		7,928,300

Building Materials — 0.1%
Owens Corning, Inc. (a) (b)	17,800	322,714

Chemicals — 2.0%
Celanese Corp. Class A	15,000	585,750
Monsanto Co.	10,700	1,193,050
Potash Corp. of Saskatchewan	17,400	2,700,654
		4,479,454

1

Coal — 0.6%
Arch Coal, Inc.	13,300	578,550
Peabody Energy Corp.	15,900	810,900
		1,389,450

Commercial Services — 0.6%
Monster Worldwide, Inc. (a)	16,000	387,360
Moody’s Corp.	17,100	595,593
Visa, Inc. Class A (a)	6,600	411,576
		1,394,529

Computers — 4.0%
Affiliated Computer Services, Inc. Class A (a)	16,800	841,848
Apple, Inc. (a)	10,300	1,478,050
Brocade Communications Systems, Inc. (a)	97,600	712,480
Cognizant Technology Solutions Corp. Class A (a)	13,400	386,322
Dell, Inc. (a)	51,800	1,031,856
International Business Machines Corp.	3,600	414,504
NetApp, Inc. (a)	16,000	320,800
Qimonda AG Sponsored ADR (Germany) (a)	46,900	202,139
SanDisk Corp. (a)	100,600	2,270,542
Seagate Technology	43,000	900,420
Sun Microsystems, Inc. (a)	42,125	654,201
		9,213,162

Cosmetics & Personal Care — 0.4%
Avon Products, Inc.	11,800	466,572
The Estee Lauder Cos., Inc. Class A	7,400	339,290
		805,862

Diversified Financial — 7.1%
AmeriCredit Corp. (a) (b)	5,500	55,385
Fannie Mae	57,500	1,513,400
Freddie Mac	90,000	2,278,800
The Goldman Sachs Group, Inc.	26,600	4,399,374
JP Morgan Chase & Co.	127,000	5,454,650
Lehman Brothers Holdings, Inc.	51,700	1,945,988
SLM Corp. (a)	48,100	738,335
		16,385,932

Electric — 1.1%
AES Corp. (a)	26,700	445,089
Allegheny Energy, Inc.	11,600	585,800
Edison International	18,600	911,772
Pinnacle West Capital Corp.	17,800	624,424
		2,567,085

Electrical Components & Equipment — 0.7%
Emerson Electric Co.	18,600	957,156
Energizer Holdings, Inc. (a)	7,100	642,408
		1,599,564

2

Electronics — 1.0%
Agilent Technologies, Inc. (a)	33,100	987,373
Flextronics International Ltd. (a)	70,400	661,056
Jabil Circuit, Inc.	75,000	709,500
		2,357,929

Engineering & Construction — 0.9%
Fluor Corp.	15,200	2,145,632

Foods — 2.7%
Campbell Soup Co.	21,000	712,950
General Mills, Inc.	7,900	473,052
Kraft Foods, Inc. Class A	95,701	2,967,688
Sara Lee Corp.	101,900	1,424,562
Unilever NV NY Shares	20,000	674,600
		6,252,852

Health Care - Products — 2.0%
Baxter International, Inc.	53,600	3,099,152
Medtronic, Inc.	32,200	1,557,514
		4,656,666

Health Care - Services — 2.0%
DaVita, Inc. (a)	17,800	850,128
UnitedHealth Group, Inc.	110,000	3,779,600
		4,629,728

Household Products — 0.4%
Fortune Brands, Inc.	8,300	576,850
Jarden Corp. (a)	12,900	280,446
		857,296

Insurance — 4.0%
AFLAC, Inc.	15,900	1,032,705
Ambac Financial Group, Inc. (b)	59,600	342,700
American International Group, Inc.	61,400	2,655,550
Berkshire Hathaway, Inc. Class A (a)	7	933,800
Marsh & McLennan Cos., Inc.	58,700	1,429,345
MBIA, Inc.	55,800	681,876
Mercury General Corp.	9,200	407,652
Progressive Corp.	43,500	699,045
XL Capital Ltd. Class A	35,600	1,051,980
		9,234,653

Internet — 4.0%
eBay, Inc. (a)	69,800	2,082,832
Google, Inc. Class A (a)	11,700	5,153,499
Yahoo!, Inc. (a)	63,700	1,842,841
		9,079,172

Investment Companies — 0.4%
American Capital Strategies Ltd. (b)	23,800	813,008

Iron & Steel — 1.3%
Allegheny Technologies, Inc.	32,100	2,290,656
Cleveland-Cliffs, Inc.	6,100	730,902
		3,021,558

3

Leisure Time — 0.3%
Carnival Corp.	16,400	663,872

Lodging — 0.7%
Las Vegas Sands Corp. (a)	17,500	1,288,700
Wynn Resorts Ltd.	3,700	372,368
		1,661,068

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	7,900	618,491

Manufacturing — 3.2%
Danaher Corp.	12,400	942,772
General Electric Co.	127,000	4,700,270
Illinois Tool Works, Inc.	25,900	1,249,157
Tyco International Ltd.	10,900	480,145
		7,372,344

Media — 2.9%
CBS Corp. Class B	53,800	1,187,904
Comcast Corp. Class A	29,400	568,596
Gannett Co., Inc.	47,000	1,365,350
Time Warner Cable, Inc. Class A (a)	32,000	799,360
Time Warner, Inc.	38,800	543,976
Viacom, Inc. Class B (a)	16,700	661,654
The Walt Disney Co.	52,100	1,634,898
		6,761,738

Mining — 1.9%
Barrick Gold Corp.	78,200	3,397,790
Freeport-McMoRan Copper & Gold, Inc.	7,700	740,894
Vulcan Materials Co.	4,900	325,360
		4,464,044

Oil & Gas — 3.9%
Anadarko Petroleum Corp.	11,500	724,845
Chevron Corp.	9,700	827,992
ConocoPhillips Co.	17,300	1,318,433
EOG Resources, Inc.	6,600	792,000
Exxon Mobil Corp.	26,000	2,199,080
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	45,800	3,159,284
		9,021,634

Oil & Gas Services — 3.1%
Baker Hughes, Inc.	7,100	486,350
BJ Services Co.	70,800	2,018,508
Schlumberger Ltd.	30,300	2,636,100
Weatherford International Ltd. (a)	27,100	1,963,937
		7,104,895

Pharmaceuticals — 6.8%
Abbott Laboratories	21,000	1,158,150
Allergan, Inc.	32,800	1,849,592

4

AstraZeneca PLC Sponsored ADR (United Kingdom)	55,300	2,100,847
Bristol-Myers Squibb Co.	40,900	871,170
Forest Laboratories, Inc. (a)	77,700	3,108,777
ImClone Systems, Inc. (a)	43,300	1,836,786
Pfizer, Inc.	64,000	1,339,520
Sanofi-Aventis ADR (France)	36,200	1,358,948
Sepracor, Inc. (a)	40,000	780,800
Teva Pharmaceutical Sponsored ADR (Israel)	12,900	595,851
Wyeth	17,100	714,096
		15,714,537

Real Estate Investment Trusts (REITS) — 0.1%
Host Hotels & Resorts, Inc.	14,600	232,432

Retail — 8.4%
Best Buy Co., Inc.	73,300	3,039,018
Coach, Inc. (a)	11,700	352,755
Costco Wholesale Corp.	6,100	396,317
Hanesbrands, Inc. (a)	55,275	1,614,030
The Home Depot, Inc.	37,300	1,043,281
Lowe’s Cos., Inc.	171,000	3,922,740
McDonald’s Corp.	17,400	970,398
Nordstrom, Inc.	47,200	1,538,720
Target Corp.	91,600	4,642,288
Urban Outfitters, Inc. (a)	37,100	1,163,085
Walgreen Co.	13,500	514,215
		19,196,847

Savings & Loans — 1.9%
Astoria Financial Corp.	13,900	377,524
Hudson City Bancorp, Inc.	142,500	2,519,400
Washington Mutual, Inc. (b)	147,300	1,517,190
		4,414,114

Semiconductors — 4.4%
Altera Corp.	28,400	523,412
Applied Materials, Inc.	180,700	3,525,457
ASML Holding NV (a)	16,088	399,144
Intel Corp.	67,600	1,431,768
KLA-Tencor Corp.	69,500	2,578,450
Lam Research Corp. (a)	13,700	523,614
Microchip Technology, Inc.	12,300	402,579
Micron Technology, Inc. (a)	131,900	787,443
		10,171,867

Software — 3.0%
Adobe Systems, Inc. (a)	28,200	1,003,638
Cerner Corp. (a) (b)	13,800	514,464
Microsoft Corp.	102,200	2,900,436
Oracle Corp. (a)	41,700	815,652
Paychex, Inc.	30,800	1,055,208
VeriFone Holdings, Inc. (a)	44,900	712,563
		7,001,961

5

Telecommunications — 5.8%
American Tower Corp. Class A (a)	24,100	944,961
AT&T, Inc.	80,400	3,079,320
Ciena Corp. (a) (b)	13,300	410,039
Cisco Systems, Inc. (a)	119,400	2,876,346
Corning, Inc.	36,300	872,652
Level 3 Communications, Inc. (a) (b)	281,000	595,720
Polycom, Inc. (a)	22,000	495,880
Qualcomm, Inc.	54,200	2,222,200
Time Warner Telecom, Inc. Class A (a)	90,600	1,403,394
Verizon Communications, Inc.	13,900	506,655
		13,407,167

Transportation — 2.6%
FedEx Corp.	14,000	1,297,380
United Parcel Service, Inc. Class B	63,700	4,651,374
		5,948,754

TOTAL COMMON STOCK (Cost $248,497,113)		224,394,218

PREFERRED STOCK — 0.4%
Diversified Financial — 0.1%
SLM Corp.	170	139,825

Pharmaceuticals — 0.2%
Schering-Plough Corp.	2,400	367,500

Savings & Loans — 0.1%
Washington Mutual, Inc.	440	312,400

TOTAL PREFERRED STOCK (Cost $1,204,017)		819,725

TOTAL EQUITIES (Cost $249,701,130)		225,213,943

		Principal
		Amount	Market Value
BONDS & NOTES — 0.3%
CORPORATE DEBT — 0.3%
Auto Manufacturers
Ford Motor Co.
4.250%	12/15/2036	729,000	625,117

TOTAL CORPORATE DEBT (Cost $733,530)			625,117

TOTAL BONDS & NOTES (Cost $733,530)			625,117

TOTAL LONG TERM INVESTMENTS (Cost $250,434,660)			225,839,060

6

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 3.2%
Cash Equivalents — 1.5% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	249,538	249,538
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	213,890	213,890
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	142,593	142,593
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	142,593	142,593
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	106,945	106,945
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	106,945	106,945
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	213,890	213,890
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	106,945	106,945
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	106,945	106,945
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	90,799	90,799
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	71,297	71,297
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	213,890	213,890
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	106,945	106,945
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	124,769	124,769
Reserve Primary Money Market Fund (c)		35,650	35,650
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	178,242	178,242
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	106,945	106,945
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	124,769	124,769
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	124,769	124,769
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	124,769	124,769
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	69,175	69,175
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	160,417	160,417
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	320,835	320,835
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	196,066	196,066
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	106,945	106,945
			3,546,566

7

Repurchase Agreements — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)	3,851,350	3,851,350

TOTAL SHORT-TERM INVESTMENTS (Cost $7,397,916)		7,397,916

TOTAL INVESTMENTS — 101.4% (Cost $257,832,576) (f)		$233,236,976

Other Assets/(Liabilities) — (1.4%)		(3,199,899)

NET ASSETS — 100.0%		$230,037,077

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)                        Non-income producing security.

(b)                       Denotes all or a portion of security on loan. (Note 2).

(c)                        Principal amount represents shares owned of the fund.

(d)                       Represents investments of security lending collateral. (Note 2).

(e)                        Maturity value of $3,851,462.  Collateralized by a U.S. Government Agency obligation with a rate of 3.168%, maturity date of 12/15/2034, and an aggregate market value, including accrued interest, of $3,928,578.

(f)                          See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Blue Chip Growth Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 100.6%
COMMON STOCK — 100.6%
Advertising — 0.7%
Omnicom Group, Inc.	13,600	600,848

Aerospace & Defense — 3.3%
General Dynamics Corp.	14,700	1,225,539
Lockheed Martin Corp.	4,500	446,850
Rockwell Collins, Inc.	5,800	331,470
United Technologies Corp.	9,000	619,380
		2,623,239

Auto Manufacturers — 0.1%
Paccar, Inc.	1,200	54,000

Banks — 4.2%
The Bank of New York Mellon Corp.	17,700	738,621
Northern Trust Corp.	10,300	684,641
State Street Corp.	24,600	1,943,400
		3,366,662

Beverages — 0.6%
PepsiCo, Inc.	6,200	447,640

Biotechnology — 2.8%
Celgene Corp. (a)	14,700	900,963
Genentech, Inc. (a)	16,300	1,323,234
		2,224,197

Chemicals — 2.7%
Monsanto Co.	12,300	1,371,450
Praxair, Inc.	9,700	817,031
		2,188,481

Commercial Services — 4.2%
Accenture Ltd. Class A	16,200	569,754
Apollo Group, Inc. Class A (a)	1,800	77,760
Automatic Data Processing, Inc.	21,200	898,668
Fastenal Co.	4,900	225,057
Mastercard, Inc. Class A	1,700	379,083
McKesson Corp.	9,000	471,330
Monster Worldwide, Inc. (a)	9,100	220,311
Visa, Inc. Class A (a)	9,100	567,476
		3,409,439

Computers — 4.2%
Apple, Inc. (a)	12,000	1,722,000
Dell, Inc. (a)	25,600	509,952
EMC Corp. (a)	35,800	513,372
Hewlett-Packard Co.	13,800	630,108
		3,375,432

1

Cosmetics & Personal Care — 1.4%
The Procter & Gamble Co.	16,000	1,121,120

Diversified Financial — 6.7%
American Express Co.	7,000	306,040
Ameriprise Financial, Inc.	12,400	642,940
BlackRock, Inc. (b)	900	183,762
The Charles Schwab Corp.	30,100	566,783
CME Group, Inc.	1,200	562,920
Franklin Resources, Inc.	11,500	1,115,385
The Goldman Sachs Group, Inc.	5,100	843,489
IntercontinentalExchange, Inc. (a)	200	26,100
Merrill Lynch & Co., Inc.	8,100	329,994
Morgan Stanley	16,000	731,200
UBS AG Registered	2,297	66,914
		5,375,527

Electronics — 0.2%
Thermo Fisher Scientific, Inc. (a)	2,800	159,152

Engineering & Construction — 1.6%
Foster Wheeler Ltd. (a)	12,000	679,440
McDermott International, Inc. (a)	10,600	581,092
		1,260,532

Entertainment — 0.4%
International Game Technology	8,000	321,680

Foods — 0.2%
Sysco Corp.	6,200	179,924

Health Care - Products — 4.7%
Alcon, Inc.	3,800	540,550
Baxter International, Inc.	5,900	341,138
Becton, Dickinson & Co.	1,800	154,530
Intuitive Surgical, Inc. (a)	700	227,045
Medtronic, Inc.	19,500	943,215
St. Jude Medical, Inc. (a)	19,800	855,162
Stryker Corp.	11,200	728,560
		3,790,200

Health Care - Services — 2.8%
Aetna, Inc.	21,100	888,099
Humana, Inc. (a)	6,700	300,562
Laboratory Corp. of America Holdings (a)	11,200	825,216
WellPoint, Inc. (a)	5,300	233,889
		2,247,766

Insurance — 0.6%
Prudential Financial, Inc.	6,300	492,975

Internet — 6.2%
Amazon.com, Inc. (a)	22,400	1,597,120
eBay, Inc. (a)	18,800	560,992
Expedia, Inc. (a)	2,900	63,481
Google, Inc. Class A (a)	4,800	2,114,256

2

McAfee, Inc. (a)	6,900	228,321
VeriSign, Inc. (a)	12,800	425,472
		4,989,642

Iron & Steel — 0.1%
Nucor Corp.	700	47,418

Lodging — 1.7%
Las Vegas Sands Corp. (a)	8,000	589,120
Marriott International, Inc. Class A	15,500	532,580
MGM Mirage (a)	3,640	213,923
		1,335,623

Machinery - Construction & Mining — 0.4%
Joy Global, Inc.	4,800	312,768

Manufacturing — 6.2%
Danaher Corp.	26,900	2,045,207
General Electric Co.	60,800	2,250,208
Illinois Tool Works, Inc.	6,600	318,318
Tyco International Ltd.	8,400	370,020
		4,983,753

Media — 1.5%
Discovery Holding Co. Class A (a)	7,400	157,028
The McGraw-Hill Cos., Inc.	12,600	465,570
Rogers Communications, Inc. Class B	12,900	463,368
Shaw Communications, Inc. Class B	6,100	110,898
		1,196,864

Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	11,600	1,116,152

Oil & Gas — 4.2%
Chevron Corp.	2,900	247,544
EOG Resources, Inc.	2,700	324,000
Exxon Mobil Corp.	12,400	1,048,792
Murphy Oil Corp.	9,800	804,972
Petroleo Brasileiro SA Sponsored ADR (Brazil)	3,200	271,008
Total SA Sponsored ADR (France)	8,600	636,486
		3,332,802

Oil & Gas Services — 5.5%
Baker Hughes, Inc.	10,600	726,100
Schlumberger Ltd.	25,800	2,244,600
Smith International, Inc.	22,000	1,413,060
		4,383,760

Pharmaceuticals — 6.0%
Allergan, Inc.	11,700	659,763
Cardinal Health, Inc.	2,400	126,024
Express Scripts, Inc. (a)	9,000	578,880
Gilead Sciences, Inc. (a)	31,700	1,633,501
Medco Health Solutions, Inc. (a)	13,900	608,681
Merck & Co., Inc.	6,300	239,085

3

Novartis AG	522	26,790
Roche Holding AG	3,140	591,732
Schering-Plough Corp.	19,100	275,231
Wyeth	2,800	116,928
		4,856,615

Retail — 7.1%
Bed Bath & Beyond, Inc. (a)	9,600	283,200
Coach, Inc. (a)	11,400	343,710
Costco Wholesale Corp.	6,900	448,293
CVS Caremark Corp.	49,059	1,987,380
Kohl’s Corp. (a)	17,700	759,153
McDonald’s Corp.	6,200	345,774
Target Corp.	5,300	268,604
Wal-Mart Stores, Inc.	13,900	732,252
Yum! Brands, Inc.	13,600	506,056
		5,674,422

Semiconductors — 2.8%
Analog Devices, Inc.	10,900	321,768
Applied Materials, Inc.	12,000	234,120
Broadcom Corp. Class A (a)	6,600	127,182
Intel Corp.	26,900	569,742
Marvell Technology Group Ltd. (a)	47,000	511,360
Xilinx, Inc.	20,600	489,250
		2,253,422

Software — 5.7%
Adobe Systems, Inc. (a)	10,600	377,254
Autodesk, Inc. (a)	12,800	402,944
Electronic Arts, Inc. (a)	15,000	748,800
Fiserv, Inc. (a)	5,900	283,731
Intuit, Inc. (a)	6,700	180,967
Microsoft Corp.	74,000	2,100,120
Oracle Corp. (a)	23,000	449,880
		4,543,696

Telecommunications — 9.5%
America Movil SAB de CV Sponsored ADR (Mexico)	22,800	1,452,132
American Tower Corp. Class A (a)	28,300	1,109,643
AT&T, Inc.	9,800	375,340
Cisco Systems, Inc. (a)	50,200	1,209,318
Corning, Inc.	28,300	680,332
Juniper Networks, Inc. (a)	44,600	1,115,000
MetroPCS Communications, Inc. (a)	5,400	91,800
Nokia Oyj Sponsored ADR (Finland)	28,300	900,789
Qualcomm, Inc.	17,900	733,900
		7,668,254

Toys, Games & Hobbies — 0.6%
Nintendo Co. Ltd.	1,000	517,103

Transportation — 0.3%
Expeditors International of Washington, Inc.	6,200	280,116

TOTAL EQUITIES (Cost $77,796,879)		80,731,224

4

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 3.3%
Cash Equivalents — 0.2% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	9,947	9,947
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	8,526	8,526
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	5,684	5,684
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	5,684	5,684
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	4,263	4,263
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	4,263	4,263
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	8,526	8,526
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	4,263	4,263
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	4,263	4,263
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	3,619	3,619
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	2,842	2,842
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	8,526	8,526
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	4,263	4,263
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	4,974	4,974
Reserve Primary Money Market Fund (c)		1,421	1,421
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	7,105	7,105
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	4,263	4,263
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	4,974	4,974
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	4,974	4,974
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	4,974	4,974
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	2,757	2,757
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	6,393	6,393

5

Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	12,789	12,789
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	7,816	7,816
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	4,263	4,263
			141,372

Repurchase Agreements — 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)		2,534,378	2,534,378

TOTAL SHORT-TERM INVESTMENTS (Cost $2,675,750)			2,675,750

TOTAL INVESTMENTS — 103.9% (Cost $80,472,629) (f)			$83,406,974

Other Assets/(Liabilities) — (3.9%)			(3,117,527)

NET ASSETS — 100.0%			$80,289,447

Notes to Portfolio of Investments ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $2,534,452. Collateralized by a U.S. Government Agency obligation with a rate of 4.765%, maturity date of 5/01/2035, and aggregate market value, including accrued interest, of $2,587,871.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MML Large Cap Growth Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.8%
COMMON STOCK — 99.8%
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	2,450	243,285
Spirit AeroSystems Holdings, Inc. Class A (a)	14,650	324,937
		568,222

Apparel — 0.9%
Nike, Inc. Class B	7,700	523,600

Beverages — 3.0%
The Coca-Cola Co.	12,600	766,962
PepsiCo, Inc.	14,850	1,072,170
		1,839,132

Biotechnology — 4.7%
Celgene Corp. (a)	25,950	1,590,475
Genentech, Inc. (a)	15,890	1,289,950
		2,880,425

Chemicals — 5.1%
Air Products & Chemicals, Inc.	9,050	832,600
Monsanto Co.	20,250	2,257,875
		3,090,475

Computers — 13.6%
Apple, Inc. (a)	24,620	3,532,970
Hewlett-Packard Co.	54,400	2,483,904
Research In Motion Ltd. (a)	20,280	2,276,024
		8,292,898

Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	7,140	556,277
The Procter & Gamble Co.	9,290	650,950
		1,207,227

Diversified Financial — 10.2%
The Blackstone Group LP	48,925	776,929
CME Group, Inc.	5,092	2,388,657
Fannie Mae	16,250	427,700
Franklin Resources, Inc.	11,585	1,123,629
The Goldman Sachs Group, Inc.	4,925	814,546
NYSE Euronext	11,250	694,238
		6,225,699

Electronics — 0.9%
Thermo Fisher Scientific, Inc. (a)	9,750	554,190

Engineering & Construction — 2.1%
ABB Ltd. Sponsored ADR (Switzerland)	6,460	173,903
Fluor Corp.	8,020	1,132,103
		1,306,006

1

Foods — 1.9%
Wrigley (Wm.) Jr. Co.	18,725	1,176,679

Health Care - Products — 5.0%
Alcon, Inc.	11,705	1,665,036
Becton, Dickinson & Co.	6,500	558,025
Hologic, Inc. (a)	14,300	795,080
		3,018,141

Health Care - Services — 0.1%
WellPoint, Inc. (a)	1,400	61,782

Internet — 5.4%
Google, Inc. Class A (a)	7,435	3,274,894

Machinery - Diversified — 2.6%
Deere & Co.	19,790	1,591,908

Manufacturing — 4.5%
Honeywell International, Inc.	32,450	1,830,829
Textron, Inc.	16,750	928,285
		2,759,114

Oil & Gas — 1.9%
EOG Resources, Inc.	9,665	1,159,800

Oil & Gas Services — 6.1%
Baker Hughes, Inc.	13,000	890,500
Cameron International Corp. (a)	16,650	693,306
Schlumberger Ltd.	24,350	2,118,450
		3,702,256

Pharmaceuticals — 12.1%
Abbott Laboratories	41,775	2,303,891
Gilead Sciences, Inc. (a)	45,535	2,346,419
Medco Health Solutions, Inc. (a)	29,000	1,269,910
Teva Pharmaceutical Sponsored ADR (Israel)	31,000	1,431,890
		7,352,110

Retail — 3.7%
Costco Wholesale Corp.	8,650	561,991
Kohl’s Corp. (a)	10,000	428,900
McDonald’s Corp.	13,450	750,107
Target Corp.	10,435	528,846
		2,269,844

Semiconductors — 4.3%
Broadcom Corp. Class A (a)	41,800	805,486
MEMC Electronic Materials, Inc. (a)	11,450	811,805
Nvidia Corp. (a)	50,250	994,448
		2,611,739

Software — 2.6%
Adobe Systems, Inc. (a)	18,440	656,280
Microsoft Corp.	26,300	746,394
VMware, Inc. Class A (a)	4,600	196,972
		1,599,646

2

Telecommunications — 6.2%
Cisco Systems, Inc. (a)	103,900	2,502,951
Nokia Oyj Sponsored ADR (Finland)	39,700	1,263,651
		3,766,602

TOTAL EQUITIES (Cost $59,341,983)		60,832,389

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreements
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (b)	316,725	316,725

TOTAL SHORT-TERM INVESTMENTS (Cost $316,725)		316,725

TOTAL INVESTMENTS — 100.3% (Cost $59,658,708) (c)		$61,149,114

Other Assets/(Liabilities) — (0.3%)		(153,821)

NET ASSETS — 100.0%		$60,995,293

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)

Maturity value of $316,734. Collateralized by a U.S. Government Agency obligation with a rate of 4.728%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $323,747.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MML Concentrated Growth Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.9%
COMMON STOCK — 96.9%
Commercial Services — 4.1%
Quanta Services, Inc. (a) (b)	149,000	3,452,330
Visa, Inc. Class A (a)	4,100	255,676
		3,708,006

Diversified Financial — 10.1%
Citigroup, Inc.	103,300	2,212,686
Freddie Mac	128,300	3,248,556
Merrill Lynch & Co., Inc.	41,600	1,694,784
The Nasdaq OMX Group, Inc. (a)	51,400	1,987,124
		9,143,150

Electrical Components & Equipment — 3.1%
General Cable Corp. (a)	47,200	2,788,104

Electronics — 2.4%
Thomas & Betts Corp. (a)	59,800	2,174,926

Energy - Alternate Sources — 1.3%
Vestas Wind Systems A/S (a)	11,200	1,226,936

Engineering & Construction — 5.7%
Foster Wheeler Ltd. (a)	29,500	1,670,290
The Shaw Group, Inc. (a)	75,500	3,559,070
		5,229,360

Foods — 4.1%
Cadbury Schweppes PLC Sponsored ADR (United Kingdom)	37,400	1,653,828
Kraft Foods, Inc. Class A	65,800	2,040,458
		3,694,286

Insurance — 4.5%
American International Group, Inc.	93,900	4,061,175

Internet — 19.6%
Amazon.com, Inc. (a)	65,900	4,698,670
eBay, Inc. (a)	175,300	5,230,952
Google, Inc. Class A (a)	3,300	1,453,551
Yahoo!, Inc. (a)	220,600	6,381,958
		17,765,131

Machinery - Construction & Mining — 2.4%
Caterpillar, Inc.	28,400	2,223,436

Manufacturing — 4.7%
General Electric Co.	116,600	4,315,366

Media — 4.1%
XM Satellite Radio Holdings, Inc. Class A (a)	317,900	3,693,998

1

Semiconductors — 3.4%
Texas Instruments, Inc.	110,300	3,118,181

Software — 6.2%
Electronic Arts, Inc. (a)	67,000	3,344,640
Red Hat, Inc. (a)	123,800	2,276,682
		5,621,322

Telecommunications — 16.7%
Cisco Systems, Inc. (a)	160,500	3,866,445
Nokia Oyj Sponsored ADR (Finland)	184,000	5,856,720
Qualcomm, Inc.	133,900	5,489,900
		15,213,065

Transportation — 2.8%
FedEx Corp.	27,100	2,511,357

Water — 1.7%
Veolia Environnement	22,400	1,563,049

TOTAL EQUITIES (Cost $89,671,659)		88,050,848

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 4.5%
Cash Equivalents — 0.9% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	59,098	59,098
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	50,655	50,655
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	33,770	33,770
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	33,770	33,770
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	25,328	25,328
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	25,328	25,328
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	50,655	50,655
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	25,328	25,328
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	25,328	25,328
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	21,504	21,504
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	16,885	16,885
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	50,655	50,655
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	25,328	25,328

2

Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	29,549	29,549
Reserve Primary Money Market Fund (c)		8,443	8,443
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	42,213	42,213
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	25,328	25,328
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	29,549	29,549
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	29,549	29,549
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	29,549	29,549
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	16,383	16,383
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	37,988	37,988
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	75,983	75,983
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	46,434	46,434
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	25,328	25,328
			839,928

Repurchase Agreements — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)		3,206,321	3,206,321

TOTAL SHORT-TERM INVESTMENTS (Cost $4,046,249)			4,046,249

TOTAL INVESTMENTS — 101.4% (Cost $93,717,908) (f)			$92,097,097

Other Assets/(Liabilities) — (1.4%)			(1,265,555)

NET ASSETS — 100.0%			$90,831,542

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $3,206,414. Collateralized by a U.S. Government Agency obligation with a rate of 4.765%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $3,272,895.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MML Mid Cap Value Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.7%
COMMON STOCK — 96.7%
Airlines — 1.1%
Southwest Airlines Co.	324,940	4,029,256

Auto Manufacturers — 0.8%
Bayerische Motoren Werke AG	51,700	2,857,574

Automotive & Parts — 0.9%
Autoliv, Inc.	65,317	3,278,913

Banks — 5.8%
Associated Banc-Corp. (a)	121,100	3,224,893
Commerce Bancshares, Inc.	95,875	4,029,626
Marshall & Ilsley Corp. (a)	276,836	6,422,595
The South Financial Group, Inc.	148,115	2,200,989
SunTrust Banks, Inc.	57,144	3,150,920
United Bankshares, Inc.	50,600	1,348,490
Zions Bancorp	36,100	1,644,355
		22,021,868

Beverages — 2.1%
Anheuser-Busch Cos., Inc.	123,209	5,846,267
Coca-Cola Enterprises, Inc.	23,600	571,120
The Pepsi Bottling Group, Inc.	50,900	1,726,019
		8,143,406

Building Materials — 0.6%
Masco Corp.	108,133	2,144,277

Chemicals — 2.6%
Ferro Corp.	93,400	1,387,924
International Flavors & Fragrances, Inc.	54,252	2,389,801
Minerals Technologies, Inc. (a)	58,681	3,685,167
Olin Corp.	68,100	1,345,656
Rohm & Haas Co.	10,700	578,656
The Sherwin-Williams Co.	11,300	576,752
		9,963,956

Computers — 1.7%
Diebold, Inc.	117,007	4,393,613
Synopsys, Inc. (b)	95,035	2,158,245
		6,551,858

Distribution & Wholesale — 1.4%
Genuine Parts Co.	81,918	3,294,742
W.W. Grainger, Inc.	27,300	2,085,447
		5,380,189

Diversified Financial — 2.2%
AllianceBernstein Holding LP	51,700	3,276,746
Ameriprise Financial, Inc.	47,800	2,478,430
Legg Mason, Inc.	45,400	2,541,492
		8,296,668

1

Electric — 9.4%
Ameren Corp.	56,100	2,470,644
The Empire District Electric Co. (a)	123,729	2,505,512
Idacorp, Inc. (a)	78,588	2,523,461
Portland General Electric Co.	456,978	10,304,854
Puget Energy, Inc.	165,736	4,287,590
Sierra Pacific Resources	201,400	2,543,682
Westar Energy, Inc.	197,500	4,497,075
Wisconsin Energy Corp.	113,939	5,012,177
Xcel Energy, Inc.	67,800	1,352,610
		35,497,605

Electrical Components & Equipment — 3.2%
Hubbell, Inc. Class B	110,600	4,832,114
Littelfuse, Inc. (b)	48,642	1,701,011
Molex, Inc.	239,284	5,541,817
		12,074,942

Electronics — 1.9%
Tyco Electronics Ltd.	131,863	4,525,538
Vishay Intertechnology, Inc. (b)	279,000	2,527,740
		7,053,278

Entertainment — 3.9%
International Speedway Corp. Class A	194,915	8,030,498
Speedway Motorsports, Inc.	273,477	6,856,068
		14,886,566

Environmental Controls — 2.1%
Republic Services, Inc.	84,928	2,483,295
Waste Management, Inc.	163,612	5,490,819
		7,974,114

Foods — 9.3%
Campbell Soup Co.	129,300	4,389,735
ConAgra Foods, Inc.	203,509	4,874,041
Diamond Foods, Inc.	92,297	1,674,268
General Mills, Inc.	37,900	2,269,452
Heinz (H.J.) Co.	125,761	5,906,994
The Hershey Co. (a)	86,795	3,269,568
Kellogg Co.	47,000	2,470,320
Kraft Foods, Inc. Class A	306,484	9,504,069
Maple Leaf Foods, Inc.	75,246	955,447
		35,313,894

Forest Products & Paper — 2.6%
MeadWestvaco Corp.	105,708	2,877,372
Rayonier, Inc.	85,200	3,701,088
Weyerhaeuser Co.	50,855	3,307,609
		9,886,069

2

Gas — 5.5%
AGL Resources, Inc.	17,000	583,440
Nicor, Inc.	167,700	5,619,627
Southwest Gas Corp.	357,780	10,003,529
WGL Holdings, Inc.	147,867	4,740,616
		20,947,212

Health Care - Products — 3.3%
Beckman Coulter, Inc.	99,813	6,442,929
Boston Scientific Corp. (b)	44,300	570,141
Covidien Ltd.	31,300	1,385,025
Steris Corp.	48,795	1,309,170
Symmetry Medical, Inc. (a) (b)	156,690	2,601,054
		12,308,319

Health Care - Services — 1.3%
LifePoint Hospitals, Inc. (b)	83,600	2,296,492
Universal Health Services, Inc. Class B	46,312	2,486,491
		4,782,983

Home Builders — 0.6%
Winnebago Industries, Inc.	137,982	2,331,896

Home Furnishing — 0.6%
Whirlpool Corp. (a)	25,100	2,178,178

Household Products — 4.9%
Avery Dennison Corp.	99,800	4,915,150
The Clorox Co.	44,200	2,503,488
Kimberly-Clark Corp.	170,206	10,986,797
		18,405,435

Housewares — 1.1%
Hunter Douglas NV	59,300	4,015,585

Insurance — 6.3%
Allstate Corp.	114,501	5,502,918
Chubb Corp.	50,600	2,503,688
Gallagher (Arthur J.) & Co.	121,664	2,873,704
Genworth Financial, Inc. Class A	91,924	2,081,159
The Hartford Financial Services Group, Inc.	38,288	2,901,082
Horace Mann Educators Corp.	140,120	2,449,298
Marsh & McLennan Cos., Inc.	228,367	5,560,736
		23,872,585

Leisure Time — 0.3%
Polaris Industries, Inc. (a)	32,500	1,332,825

Machinery - Diversified — 1.6%
Altra Holdings, Inc. (b)	443,326	5,962,735

Manufacturing — 0.8%
Dover Corp.	69,900	2,920,422

Media — 0.6%
The McGraw-Hill Cos., Inc.	59,800	2,209,610

3

Metal Fabricate & Hardware — 0.8%
Kaydon Corp.	66,200	2,906,842

Office Equipment/Supplies — 1.0%
Pitney Bowes, Inc.	103,201	3,614,099

Office Furnishings — 0.9%
HNI Corp. (a)	132,590	3,565,345

Oil & Gas — 0.9%
Apache Corp.	26,894	3,249,333

Packaging & Containers — 3.5%
Bemis Co., Inc. (a)	522,368	13,283,818

Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	118,400	2,521,920
Watson Pharmaceuticals, Inc. (b)	78,336	2,296,811
		4,818,731

Pipelines — 1.2%
Equitable Resources, Inc.	76,762	4,521,282

Real Estate Investment Trusts (REITS) — 1.8%
Boston Properties, Inc.	26,100	2,403,027
Education Realty Trust, Inc. (a)	101,862	1,280,405
Host Hotels & Resorts, Inc.	57,400	913,808
Kimco Realty Corp.	9,500	372,115
Public Storage	10,700	948,234
Realty Income Corp.	38,400	983,808
		6,901,397

Retail — 0.9%
Family Dollar Stores, Inc.	29,900	583,050
Lowe’s Cos., Inc.	125,963	2,889,591
		3,472,641

Savings & Loans — 2.0%
People’s United Financial, Inc.	340,400	5,892,324
Washington Federal, Inc.	74,000	1,690,160
		7,582,484

Semiconductors — 2.1%
Emulex Corp. (b)	127,900	2,077,096
KLA-Tencor Corp.	79,300	2,942,030
QLogic Corp. (b)	101,139	1,552,484
Teradyne, Inc. (b)	104,200	1,294,164
		7,865,774

Software — 0.3%
IMS Health, Inc.	62,800	1,319,428

Toys, Games & Hobbies — 1.2%
Hasbro, Inc.	60,100	1,676,790
RC2 Corp. (b)	134,817	2,827,112
		4,503,902

4

Transportation — 0.3%
Heartland Express, Inc.	93,800	1,337,588

TOTAL EQUITIES (Cost $386,160,198)		365,564,882

	Number of
	Shares	Market Value
MUTUAL FUND - 1.9%
Investment Companies
iShares S&P MidCap 400 Index Fund (a)	91,012	7,072,542

TOTAL MUTUAL FUND (Cost $7,351,382)		7,072,542

TOTAL LONG TERM INVESTMENTS (Cost $393,511,580)		372,637,424

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.6%
Cash Equivalents — 8.9% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	2,361,505	2,361,505
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	2,024,147	2,024,147
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	1,349,431	1,349,431
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	1,349,431	1,349,431
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	1,012,074	1,012,074
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	1,012,074	1,012,074
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	2,024,147	2,024,147
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	1,012,074	1,012,074
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	1,012,074	1,012,074
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	859,280	859,280
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	674,716	674,716
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	2,024,147	2,024,147
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	1,012,074	1,012,074
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	1,180,752	1,180,752

5

Reserve Primary Money Market Fund (c)		337,358	337,358
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	1,686,789	1,686,789
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	1,012,074	1,012,074
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	1,180,752	1,180,752
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	1,180,752	1,180,752
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	1,180,752	1,180,752
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	654,640	654,640
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	1,518,110	1,518,110
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	3,036,221	3,036,221
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	1,855,468	1,855,468
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	1,012,074	1,012,074
			33,562,916

Repurchase Agreements — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)		6,684,038	6,684,038

TOTAL SHORT-TERM INVESTMENTS (Cost $40,246,954)			40,246,954

TOTAL INVESTMENTS — 109.2% (Cost $433,758,534) (f)			$412,884,378

Other Assets/(Liabilities) — (9.2%)			(34,793,288)

NET ASSETS — 100.0%			$378,091,090

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $6,684,233. Collateralized by U.S. Government Agency obligations with rates ranging from 3.168% to 5.322%, maturity dates ranging from 12/15/2034 to 1/01/2035, and an aggregate market value, including accrued interest, of $6,819,891.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MML Mid Cap Growth Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.2%
COMMON STOCK — 96.2%
Advertising — 1.8%
Clear Channel Outdoor Holdings, Inc. Class A (a) (b)	70,900	1,347,809
Focus Media Holding Ltd. ADR (China) (a) (b)	5,000	175,750
Lamar Advertising Co. Class A (a) (b)	74,200	2,666,006
Omnicom Group, Inc.	7,300	322,514
		4,512,079

Aerospace & Defense — 2.2%
Alliant Techsystems, Inc. (a)	21,300	2,205,189
Empresa Brasileira de Aeronautica SA ADR (Brazil)	3,300	130,383
Rockwell Collins, Inc.	54,200	3,097,530
		5,433,102

Airlines — 0.8%
SkyWest, Inc.	3,800	80,256
Southwest Airlines Co.	159,800	1,981,520
		2,061,776

Auto Manufacturers — 0.5%
Oshkosh Corp.	33,000	1,197,240
Paccar, Inc.	2,700	121,500
		1,318,740

Automotive & Parts — 0.9%
WABCO Holdings, Inc.	51,400	2,344,868

Banks — 0.4%
City National Corp.	1,000	49,460
East West Bancorp, Inc.	2,400	42,600
Northern Trust Corp.	4,800	319,056
SVB Financial Group (a) (b)	10,800	471,312
UCBH Holdings, Inc.	4,200	32,592
		915,020

Beverages — 0.2%
Brown-Forman Corp. Class B	2,500	165,550
Cott Corp. (a)	60,000	210,600
		376,150

Biotechnology — 4.1%
Affymetrix, Inc. (a)	48,000	835,680
Alexion Pharmaceuticals, Inc. (a)	10,400	616,720
Biogen Idec, Inc. (a)	1,700	104,873
Celgene Corp. (a)	2,500	153,225
Charles River Laboratories International, Inc. (a)	3,400	200,396
Genzyme Corp. (a)	2,900	216,166
Human Genome Sciences, Inc. (a)	67,000	394,630
Illumina, Inc. (a)	23,800	1,806,420
Integra LifeSciences Holdings Corp. (a) (b)	1,400	60,858
Invitrogen Corp. (a)	2,600	222,222
Martek Biosciences Corp. (a)	2,500	76,425

1

Millennium Pharmaceuticals, Inc. (a)	41,500	641,590
Millipore Corp. (a)	25,500	1,718,955
Myriad Genetics, Inc. (a)	15,800	636,582
QIAGEN NV (a) (b)	73,100	1,520,480
Vertex Pharmaceuticals, Inc. (a)	45,500	1,086,995
		10,292,217

Chemicals — 0.1%
Ecolab, Inc.	4,400	191,092
Sigma-Aldrich Corp.	1,600	95,440
		286,532

Coal — 1.3%
Arch Coal, Inc.	4,400	191,400
CONSOL Energy, Inc.	30,600	2,117,214
Foundation Coal Holdings, Inc.	5,500	276,815
Peabody Energy Corp.	14,000	714,000
		3,299,429

Commercial Services — 7.2%
Apollo Group, Inc. Class A (a)	4,200	181,440
The Corporate Executive Board Co.	2,700	109,296
DeVry, Inc.	3,100	129,704
Equifax, Inc.	2,400	82,752
Fastenal Co. (b)	34,300	1,575,399
Global Payments, Inc.	61,400	2,505,734
H&R Block, Inc.	2,600	53,976
Iron Mountain, Inc. (a)	66,950	1,770,158
ITT Educational Services, Inc. (a)	1,400	64,302
Manpower, Inc.	31,600	1,777,816
McKesson Corp.	2,100	109,977
Monster Worldwide, Inc. (a)	56,200	1,360,602
Moody’s Corp. (b)	6,700	233,361
Quanta Services, Inc. (a) (b)	84,600	1,960,182
Ritchie Bros. Auctioneers, Inc.	3,400	279,208
Robert Half International, Inc.	46,300	1,191,762
SAIC, Inc. (a)	124,000	2,305,160
Total System Services, Inc.	1,258	29,764
VistaPrint Ltd. (a)	2,500	87,375
Western Union Co.	118,200	2,514,114
		18,322,082

Computers — 3.2%
Cadence Design Systems, Inc. (a)	3,600	38,448
Cognizant Technology Solutions Corp. Class A (a)	7,800	224,874
DST Systems, Inc. (a)	42,100	2,767,654
IHS, Inc. Class A (a)	17,000	1,093,270
Jack Henry & Associates, Inc.	45,300	1,117,551
Logitech International SA (a)	3,400	86,496
NetApp, Inc. (a)	12,400	248,620
Perot Systems Corp. Class A (a)	6,300	94,752
Seagate Technology	106,800	2,236,392
Synopsys, Inc. (a)	3,400	77,214
		7,985,271

2

Cosmetics & Personal Care — 0.1%
Avon Products, Inc.	7,600	300,504

Distribution & Wholesale — 0.3%
LKQ Corp. (a)	22,000	494,340
W.W. Grainger, Inc.	2,200	168,058
		662,398

Diversified Financial — 3.0%
Affiliated Managers Group, Inc. (a)	12,100	1,097,954
Ameriprise Financial, Inc.	28,000	1,451,800
BlackRock, Inc. (b)	900	183,762
Eaton Vance Corp.	59,600	1,818,396
Federated Investors, Inc. Class B	3,400	133,144
Interactive Brokers Group, Inc. (a)	38,100	978,027
IntercontinentalExchange, Inc. (a)	1,900	247,950
Janus Capital Group, Inc.	4,700	109,369
Lazard Ltd. Class A	4,900	187,180
Legg Mason, Inc.	1,200	67,176
Nymex Holdings, Inc.	3,800	344,394
optionsXpress Holdings, Inc.	2,600	53,846
Raymond James Financial, Inc.	14,000	321,720
TD Ameritrade Holding Corp. (a)	43,000	709,930
		7,704,648

Electric — 1.0%
AES Corp. (a)	9,300	155,031
Dynegy, Inc. Class A (a)	166,000	1,309,740
Reliant Energy, Inc. (a)	44,500	1,052,425
		2,517,196

Electrical Components & Equipment — 1.5%
Ametek, Inc.	83,500	3,666,485
General Cable Corp. (a)	1,700	100,419
		3,766,904

Electronics — 3.8%
Applera Corp. Applied Biosystems Group	50,700	1,666,002
Cogent, Inc. (a) (b)	5,400	50,922
Cymer, Inc. (a)	1,400	36,456
Dolby Laboratories, Inc. Class A (a)	44,300	1,606,318
FLIR Systems, Inc. (a)	101,000	3,039,090
Gentex Corp.	3,900	66,885
II-VI, Inc. (a)	2,700	102,546
Jabil Circuit, Inc.	103,900	982,894
National Instruments Corp.	3,400	88,876
Trimble Navigation Ltd. (a)	6,000	171,540
Waters Corp. (a)	30,000	1,671,000
		9,482,529

Energy - Alternate Sources — 0.2%
SunPower Corp. Class A (a) (b)	7,000	521,570

3

Engineering & Construction — 0.4%
Chicago Bridge & Iron Co. NV	1,900	74,556
Fluor Corp.	2,600	367,016
Foster Wheeler Ltd. (a)	4,700	266,114
McDermott International, Inc. (a)	6,800	372,776
		1,080,462

Entertainment — 1.6%
DreamWorks Animation SKG, Inc. Class A (a)	32,800	845,584
International Game Technology	67,700	2,722,217
Pinnacle Entertainment, Inc. (a)	31,000	396,800
		3,964,601

Environmental Controls — 0.2%
Republic Services, Inc.	6,950	203,218
Stericycle, Inc. (a)	3,300	169,950
		373,168

Foods — 0.8%
The Hershey Co.	2,900	109,243
McCormick & Co., Inc.	4,800	177,456
Whole Foods Market, Inc. (b)	48,000	1,582,560
Wrigley (Wm.) Jr. Co.	3,600	226,224
		2,095,483

Health Care - Products — 3.6%
American Medical Systems Holdings, Inc. (a)	3,800	53,922
ArthoCare Corp. (a)	2,300	76,705
Becton, Dickinson & Co.	1,000	85,850
C.R. Bard, Inc. (b)	19,600	1,889,440
Dentsply International, Inc.	2,500	96,500
Edwards Lifesciences Corp. (a) (b)	50,000	2,227,500
Gen-Probe, Inc. (a)	19,800	954,360
Henry Schein, Inc. (a) (b)	29,300	1,681,820
Hologic, Inc. (a)	2,400	133,440
IDEXX Laboratories, Inc. (a)	1,900	93,594
Intuitive Surgical, Inc. (a)	800	259,480
Masimo Corp. (a)	2,500	65,000
Patterson Cos., Inc. (a)	1,800	65,340
Resmed, Inc. (a)	17,200	725,496
St. Jude Medical, Inc. (a)	7,700	332,563
Techne Corp. (a)	2,600	175,136
Varian Medical Systems, Inc. (a)	2,600	121,784
Zimmer Holdings, Inc. (a)	1,900	147,934
		9,185,864

Health Care - Services — 1.9%
Community Health Systems, Inc. (a)	22,000	738,540
Covance, Inc. (a)	1,000	82,970
Coventry Health Care, Inc. (a)	24,500	988,575
DaVita, Inc. (a)	9,100	434,616
Health Net, Inc. (a)	31,900	982,520
Healthways, Inc. (a) (b)	2,400	84,816
Humana, Inc. (a)	2,900	130,094
Laboratory Corp. of America Holdings (a)	15,400	1,134,672
Lincare Holdings, Inc. (a)	3,600	101,196
Quest Diagnostics, Inc.	2,600	117,702
		4,795,701

4

Home Builders — 0.1%
Centex Corp.	2,000	48,420
KB Home (b)	1,800	44,514
Lennar Corp. Class A (b)	3,200	60,192
Pulte Homes, Inc.	2,400	34,920
Thor Industries, Inc.	2,200	65,494
Toll Brothers, Inc. (a) (b)	2,300	54,004
Winnebago Industries, Inc.	2,500	42,250
		349,794

Home Furnishing — 0.3%
Harman International Industries, Inc.	15,000	653,100

Household Products — 0.1%
Avery Dennison Corp.	1,700	83,725
The Clorox Co.	2,900	164,256
		247,981

Insurance — 2.4%
Aon Corp.	1,900	76,380
Arch Capital Group Ltd. (a)	1,900	130,473
Assurant, Inc.	26,800	1,631,048
Axis Capital Holdings Ltd.	49,900	1,695,602
Brown & Brown, Inc.	3,100	53,878
Cigna Corp.	6,400	259,648
HCC Insurance Holdings, Inc.	3,200	72,608
Markel Corp. (a)	200	87,994
Philadelphia Consolidated Holding Corp. (a)	31,400	1,011,080
Principal Financial Group, Inc.	18,000	1,002,960
RenaissanceRe Holdings Ltd.	1,500	77,865
Willis Group Holdings Ltd.	2,100	70,581
		6,170,117

Internet — 4.3%
Amazon.com, Inc. (a)	43,000	3,065,900
Baidu.com ADR (China) (a)	300	71,889
CNET Networks, Inc. (a) (b)	76,000	539,600
Digital River, Inc. (a)	2,600	80,522
Expedia, Inc. (a)	93,000	2,035,770
F5 Networks, Inc. (a)	5,400	98,118
McAfee, Inc. (a)	53,600	1,773,624
Sina Corp. (a)	3,700	130,425
Symantec Corp. (a)	5,900	98,058
VeriSign, Inc. (a)	87,900	2,921,796
		10,815,702

Iron & Steel — 0.1%
Carpenter Technology Corp.	4,800	268,656

Leisure Time — 0.1%
Harley-Davidson, Inc.	4,300	161,250
Royal Caribbean Cruises Ltd. (b)	2,100	69,090
WMS Industries, Inc. (a)	2,600	93,522
		323,862

5

Lodging — 1.5%
Boyd Gaming Corp.	1,600	32,000
Choice Hotels International, Inc. (b)	3,800	129,618
Gaylord Entertainment Co. (a)	34,000	1,029,860
Marriott International, Inc. Class A	62,300	2,140,628
Melco PBL Entertainment Ltd. ADR (Hong Kong)(a)	8,300	94,454
Starwood Hotels & Resorts Worldwide, Inc.	3,200	165,600
Wynn Resorts Ltd.	1,600	161,024
		3,753,184

Machinery - Construction & Mining — 0.1%
Joy Global, Inc.	3,700	241,092
Terex Corp. (a)	1,400	87,500
		328,592

Machinery - Diversified — 2.6%
Cummins, Inc.	1,800	84,276
Graco, Inc.	3,200	116,032
IDEX Corp.	63,350	1,944,212
Roper Industries, Inc.	73,800	4,386,672
Zebra Technologies Corp. Class A (a)	1,900	63,308
		6,594,500

Manufacturing — 1.2%
Danaher Corp.	13,000	988,390
Donaldson Co., Inc.	5,200	209,456
ITT Corp.	33,400	1,730,454
Pall Corp.	2,400	84,168
		3,012,468

Media — 2.4%
Cablevision Systems Corp. Class A (a)	58,100	1,245,083
Central European Media Enterprises Ltd. (a)	900	76,707
CTC Media, Inc. (a) (b)	4,400	122,100
Discovery Holding Co. Class A (a)	84,400	1,790,968
FactSet Research Systems, Inc.	8,200	441,734
The McGraw-Hill Cos., Inc.	6,600	243,870
Meredith Corp.	1,100	42,075
Rogers Communications, Inc. Class B	29,000	1,041,680
Shaw Communications, Inc. Class B	5,200	94,536
WPP Group PLC Sponsored ADR (United Kingdom)	3,100	184,884
XM Satellite Radio Holdings, Inc. Class A (a)	71,000	825,020
		6,108,657

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	2,700	275,616

Mining — 1.4%
Agnico-Eagle Mines Ltd.	34,700	2,349,537
Teck Cominco Ltd. Class B	31,000	1,269,760
		3,619,297

6

Office Furnishings — 0.0%
HNI Corp.	2,100	56,469

Oil & Gas — 4.5%
Bill Barrett Corp. (a) (b)	2,900	137,025
Cabot Oil & Gas Corp.	3,000	152,520
CNX Gas Corp. (a)	45,800	1,478,424
Compton Petroleum Corp. (a)	5,300	58,777
Compton Petroleum Corp. (a)	4,800	53,232
Diamond Offshore Drilling, Inc.	1,500	174,600
EOG Resources, Inc.	28,000	3,360,000
Forest Oil Corp. (a)	1,800	88,128
Mariner Energy, Inc. (a)	3,100	83,731
Murphy Oil Corp.	31,800	2,612,052
Nabors Industries Ltd. (a)	3,900	131,703
Newfield Exploration Co. (a)	2,400	126,840
SandRidge Energy, Inc. (a) (b)	13,300	520,695
Sunoco, Inc.	2,700	141,669
Ultra Petroleum Corp. (a) (b)	4,200	325,500
XTO Energy, Inc.	29,825	1,844,975
		11,289,871

Oil & Gas Services — 4.5%
BJ Services Co.	81,800	2,332,118
Cameron International Corp. (a)	26,500	1,103,460
Core Laboratories NV (a)	2,800	334,040
FMC Technologies, Inc. (a)	35,200	2,002,528
Smith International, Inc.	64,000	4,110,720
TETRA Technologies, Inc. (a)	44,300	701,712
Trican Well Service Ltd.	19,000	397,285
Weatherford International Ltd. (a)	5,600	405,832
		11,387,695

Pharmaceuticals — 4.6%
Alkermes, Inc. (a)	59,500	706,860
Allergan, Inc.	5,600	315,784
Amylin Pharmaceuticals, Inc. (a) (b)	25,200	736,092
Barr Pharmaceuticals, Inc. (a)	2,000	96,620
BioMarin Pharmaceuticals, Inc. (a)	16,100	569,457
Cephalon, Inc. (a) (b)	38,700	2,492,280
Elan Corp. PLC Sponsored ADR (Ireland) (a)	108,300	2,259,138
Express Scripts, Inc. (a)	4,600	295,872
Gilead Sciences, Inc. (a)	5,000	257,650
ImClone Systems, Inc. (a)	3,900	165,438
Medarex, Inc. (a)	40,600	359,310
OSI Pharmaceuticals, Inc. (a) (b)	16,000	598,240
Sepracor, Inc. (a)	25,400	495,808
Theravance, Inc. (a) (b)	29,000	305,370
Valeant Pharmaceuticals International (a)	56,000	718,480
Warner Chilcott Ltd. Class A (a) (b)	63,500	1,143,000
		11,515,399

Pipelines — 0.1%
The Williams Cos., Inc.	10,300	339,694

7

Real Estate — 0.4%
The St. Joe Co.	26,000	1,116,180

Retail — 7.4%
Advance Auto Parts, Inc.	2,200	74,910
AnnTaylor Stores Corp. (a)	2,400	58,032
Bed Bath & Beyond, Inc. (a)	61,700	1,820,150
Best Buy Co., Inc.	20,000	829,200
Carmax, Inc. (a) (b)	88,000	1,708,960
The Cheesecake Factory (a) (b)	35,000	762,650
Chipotle Mexican Grill, Inc. Class B (a) (b)	21,900	2,126,271
Coach, Inc. (a)	7,400	223,110
Dick’s Sporting Goods, Inc. (a)	3,000	80,340
Family Dollar Stores, Inc.	3,700	72,150
J. Crew Group, Inc. (a)	27,000	1,192,590
Men’s Wearhouse, Inc.	2,100	48,867
MSC Industrial Direct Co. Class A	24,000	1,014,000
O’Reilly Automotive, Inc. (a)	56,600	1,614,232
P.F. Chang’s China Bistro, Inc. (a) (b)	18,000	511,920
Panera Bread Co. Class A (a) (b)	8,000	335,120
Petsmart, Inc.	79,900	1,633,156
Ross Stores, Inc.	6,800	203,728
Shoppers Drug Mart Corp.	24,000	1,212,902
Staples, Inc.	6,200	137,082
Starbucks Corp. (a)	4,700	82,250
Tiffany & Co.	5,200	217,568
Tim Hortons, Inc.	35,900	1,222,395
The TJX Cos., Inc.	8,000	264,560
Tractor Supply Co. (a)	1,600	63,232
Under Armour, Inc. Class A (a)	1,600	58,560
Urban Outfitters, Inc. (a)	3,500	109,725
Williams-Sonoma, Inc. (b)	27,600	669,024
Yum! Brands, Inc.	10,200	379,542
		18,726,226

Semiconductors — 5.8%
Altera Corp.	108,500	1,999,655
Analog Devices, Inc.	7,300	215,496
Broadcom Corp. Class A (a)	9,400	181,138
Fairchild Semiconductor International, Inc. (a)	4,200	50,064
Integrated Device Technology, Inc. (a)	6,100	54,473
Intersil Corp. Class A	69,800	1,791,766
KLA-Tencor Corp.	1,600	59,360
Lam Research Corp. (a)	1,900	72,618
Linear Technology Corp. (b)	6,700	205,623
Marvell Technology Group Ltd. (a)	119,200	1,296,896
Maxim Integrated Products, Inc.	7,400	150,886
MEMC Electronic Materials, Inc. (a)	3,800	269,420
Microchip Technology, Inc.	58,400	1,911,432
National Semiconductor Corp.	8,900	163,048
ON Semiconductor Corp. (a)	154,000	874,720
PMC-Sierra, Inc. (a)	146,000	832,200
QLogic Corp. (a)	5,800	89,030
Silicon Laboratories, Inc. (a)	3,200	100,928
Teradyne, Inc. (a)	96,800	1,202,256
Varian Semiconductor Equipment Associates, Inc. (a)	29,600	833,240
Xilinx, Inc.	92,200	2,189,750
		14,543,999

8

Software — 3.5%
Activision, Inc. (a)	7,900	215,749
Adobe Systems, Inc. (a)	3,800	135,242
American Reprographics Co. (a)	7,500	111,300
Ansys, Inc. (a)	2,400	82,848
Autodesk, Inc. (a)	44,600	1,404,008
Cerner Corp. (a) (b)	30,000	1,118,400
Citrix Systems, Inc. (a)	3,800	111,454
Dun & Bradstreet Corp.	1,200	97,656
Electronic Arts, Inc. (a)	5,500	274,560
Fidelity National Information Services, Inc.	1,500	57,210
Fiserv, Inc. (a)	43,700	2,101,533
Intuit, Inc. (a)	7,100	191,771
Paychex, Inc.	8,700	298,062
Red Hat, Inc. (a)	90,400	1,662,456
Salesforce.com, Inc. (a)	13,100	758,097
Satyam Computer Services Ltd. ADR (India) (b)	6,300	142,317
SEI Investments Co.	3,600	88,884
THQ, Inc. (a)	3,800	82,840
		8,934,387

Telecommunications — 6.9%
Amdocs Ltd. (a)	68,000	1,928,480
American Tower Corp. Class A (a)	62,500	2,450,625
Ciena Corp. (a)	34,000	1,048,220
Crown Castle International Corp. (a)	70,100	2,417,749
Foundry Networks, Inc. (a)	7,100	82,218
Harris Corp.	21,000	1,019,130
JDS Uniphase Corp. (a)	109,900	1,471,561
Juniper Networks, Inc. (a)	121,100	3,027,500
Leap Wireless International, Inc. (a)	43,400	2,022,440
MetroPCS Communications, Inc. (a)	60,100	1,021,700
NeuStar, Inc. Class A (a)	3,800	100,624
NII Holdings, Inc. Class B (a)	3,300	104,874
SBA Communications Corp. Class A (a)	28,700	856,121
		17,551,242

Textiles — 0.0%
Cintas Corp. (b)	3,000	85,620

Toys, Games & Hobbies — 0.0%
Mattel, Inc.	4,200	83,580

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	5,000	272,000
Expeditors International of Washington, Inc.	5,700	257,526
Landstar System, Inc.	5,000	260,800
UTI Worldwide, Inc.	42,900	861,432
		1,651,758

TOTAL COMMON STOCK (Cost $247,293,545)		243,401,940

9

PREFERRED STOCK — 0.0%
Banking, Savings & Loans
Bill Me Later, Inc. (Aquired 8/16/2007, Cost $108,690) (a) (c) (d)	3,000	108,690

TOTAL PREFERRED STOCK (Cost $108,690)		108,690

TOTAL EQUITIES (Cost $247,402,235)		243,510,630

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 11.4%
Cash Equivalents — 7.8% (f)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	1,387,487	1,387,487
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	1,189,275	1,189,275
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	792,850	792,850
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	792,850	792,850
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	594,638	594,638
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	594,638	594,638
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	1,189,275	1,189,275
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	594,638	594,638
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	594,632	594,632
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	504,865	504,865
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	396,425	396,425
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	1,189,275	1,189,275
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	594,638	594,638
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	693,744	693,744
Reserve Primary Money Market Fund (e)		198,212	198,212
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	991,062	991,062
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	594,638	594,638
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	693,744	693,744
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	693,744	693,744

10

Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	693,744	693,744
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	384,629	384,629
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	891,956	891,956
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	1,783,913	1,783,913
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	1,090,169	1,090,169
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	594,638	594,638
			19,719,679

Repurchase Agreements — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (g)		9,193,375	9,193,375

TOTAL SHORT-TERM INVESTMENTS (Cost $28,913,054)			28,913,054

TOTAL INVESTMENTS — 107.6% (Cost $276,315,289) (h)			$272,423,684

Other Assets/(Liabilities) — (7.6%)			(19,301,631)

NET ASSETS — 100.0%			$253,122,053

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          This security is valued in good faith under procedures established by the Board of Trustees.

(d)         Restricted security. (Note 2).

(e)          Principal amount represents shares owned of the fund.

(f)            Represents investments of security lending collateral. (Note 2).

(g)         Maturity value of $9,193,643. Collateralized by a U.S. Government Agency obligation with a rate of 4.342%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $9,378,035.

(h)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML Small/Mid Cap Value Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.2%
COMMON STOCK — 98.2%
Advertising — 0.1%
Greenfield Online, Inc. (a)	4,100	48,626
Harte-Hanks, Inc.	10,000	136,700
Valuevision Media, Inc. Class A (a)	830	4,598
		189,924

Aerospace & Defense — 0.1%
Aerovironment, Inc. (a)	825	16,871
Kaman Corp.	8,030	227,169
MTC Technologies, Inc. (a)	2,600	61,828
		305,868

Agriculture — 1.4%
The Andersons, Inc.	700	31,227
Universal Corp.	47,504	3,112,937
		3,144,164

Airlines — 0.8%
Alaska Air Group, Inc. (a)	24,400	478,728
Continental Airlines, Inc. Class B (a)	22,700	436,521
ExpressJet Holdings, Inc. (a) (b)	42,700	112,301
Pinnacle Airlines Corp. (a)	213	1,859
SkyWest, Inc.	32,100	677,952
		1,707,361

Apparel — 0.4%
Deckers Outdoor Corp. (a)	6,217	670,317
The Warnaco Group, Inc. (a)	4,012	158,233
Wolverine World Wide, Inc.	2,800	81,228
		909,778

Auto Manufacturers — 0.0%
Wabash National Corp.	9,209	82,789

Automotive & Parts — 1.5%
American Axle & Manufacturing Holdings, Inc.	500	10,250
Amerigon, Inc. (a)	6,900	102,120
ArvinMeritor, Inc. (b)	72,345	905,036
Autoliv, Inc.	7,300	366,460
Commercial Vehicle Group, Inc. (a)	3,200	31,712
Cooper Tire & Rubber Co. (c)	45,771	685,192
Modine Manufacturing Co.	7,200	104,328
Standard Motor Products, Inc.	13,397	81,990
TRW Automotive Holdings Corp. (a)	48,400	1,131,108
		3,418,196

Banks — 9.6%
Banco Latinoamericano de Exportaciones SA Class E	80,996	1,247,338
Bancorpsouth, Inc.	2,300	53,268
Bank Mutual Corp.	80,912	868,995
BOK Financial Corp.	1,200	62,676

1

Boston Private Financial Holdings, Inc.	26,200	277,458
Capital City Bank Group, Inc. (b)	1,200	34,800
Cascade Bancorp	17,480	167,109
Cathay General Bancorp (b)	13,200	273,636
Centennial Bank Holdings, Inc. (a)	3,600	22,608
Central Pacific Financial Corp.	81,034	1,527,491
Chemical Financial Corp.	5,332	127,115
City Holding Co.	1,100	43,890
City National Corp.	6,546	323,765
Community Bancorp/NV (a) (b)	12,821	173,853
Cullen/Frost Bankers, Inc.	800	42,432
East West Bancorp, Inc.	38,952	691,398
First Bancorp	28,810	292,710
First Bancorp	2,400	47,832
First Community Bancorp (b)	82,728	2,221,247
First Merchants Corp.	4,401	125,605
First Regional Bancorp/Los Angeles, CA (a)	14,401	236,176
FirstMerit Corp.	18,727	386,900
Hanmi Financial Corp.	75,250	556,097
Home Bancshares, Inc.	1,900	39,653
International Bancshares Corp.	21,743	490,957
MB Financial, Inc.	1,300	40,014
Preferred Bank	42,414	707,890
Prosperity Bancshares, Inc.	300	8,598
Renasant Corp.	4,700	105,750
S.Y. Bancorp, Inc.	1,100	25,564
SCBT Financial Corp.	800	27,040
The South Financial Group, Inc.	149,325	2,218,969
Southwest Bancorp, Inc.	1,500	26,265
Sterling Financial Corp.	1,600	24,976
Suffolk Bancorp	800	25,344
Susquehanna Bancshares, Inc. (b)	39,627	807,202
SVB Financial Group (a) (b)	27,420	1,196,609
Texas Capital Bancshares, Inc. (a)	25,571	431,638
Trustmark Corp.	41,200	917,936
UCBH Holdings, Inc.	5,900	45,784
Umpqua Holdings Corp. (b)	127,639	1,979,681
Washington Trust Bancorp, Inc.	1,100	27,302
Webster Financial Corp.	40,900	1,139,883
Whitney Holding Corp.	39,538	980,147
Wintrust Financial Corp.	18,013	629,554
		21,701,155

Beverages — 0.7%
Boston Beer Co., Inc. Class A (a)	3,928	186,737
Molson Coors Brewing Co. Class B	25,950	1,364,191
PepsiAmericas, Inc.	77	1,966
		1,552,894

Biotechnology — 0.5%
Bio-Rad Laboratories, Inc. Class A (a)	3,000	266,850
Martek Biosciences Corp. (a) (b)	6,343	193,906
Millennium Pharmaceuticals, Inc. (a)	8,333	128,828
Molecular Insight Pharmaceuticals, Inc. (a)	6,700	45,292
RTI Biologics, Inc. (a)	12,073	114,090
XOMA Ltd. (a)	118,400	306,656
		1,055,622

2

Building Materials — 0.2%
Comfort Systems USA, Inc.	5,900	76,759
Drew Industries, Inc. (a)	1,400	34,244
Gibraltar Industries, Inc.	9,100	106,743
LSI Industries, Inc.	14,500	191,545
		409,291

Chemicals — 5.2%
Arch Chemicals, Inc.	4,897	182,462
Ashland, Inc.	23,000	1,087,900
CF Industries Holdings, Inc.	26,497	2,745,619
Cytec Industries, Inc.	19,700	1,060,845
Ferro Corp.	3,900	57,954
H.B. Fuller Co.	2,400	48,984
Innospec, Inc.	20,016	424,339
The Lubrizol Corp.	6,800	377,468
Metabolix, Inc. (a)	1,200	13,140
Methanex Corp.	20,500	536,485
Minerals Technologies, Inc.	15,120	949,536
NewMarket Corp.	1,200	90,540
OM Group, Inc. (a)	8,767	478,152
Penford Corp.	1,386	30,118
PolyOne Corp. (a)	17,400	110,838
Quaker Chemical Corp.	2,200	68,838
Rockwood Holdings, Inc. (a)	56,019	1,835,743
Schulman (A.), Inc.	15,506	318,338
ShengdaTech, Inc. (a) (b)	24,642	209,457
Spartech Corp.	9,900	83,655
Stepan Co.	10,015	382,873
Terra Industries, Inc. (a)	14,170	503,460
Tronox, Inc. Class B	231	901
Westlake Chemical Corp.	4,500	58,725
Zep, Inc.	3,700	60,014
		11,716,384

Coal — 0.1%
Alpha Natural Resources, Inc. (a)	3,000	130,320

Commercial Services — 3.6%
Albany Molecular Research, Inc. (a)	16,300	197,882
Arbitron, Inc.	3,700	159,692
Avis Budget Group, Inc. (a)	58,800	624,456
Bowne & Co., Inc.	49,288	751,642
Capella Education Co. (a)	14,500	791,700
CDI Corp.	600	15,030
Corinthian Colleges, Inc. (a)	8,300	60,009
DeVry, Inc.	3,900	163,176
Dollar Thrifty Automotive Group, Inc. (a)	11,100	151,404
DynCorp International, Inc. (a)	32,756	546,370
Integrated Electrical Services, Inc. (a)	27,414	430,674
ITT Educational Services, Inc. (a)	6,662	305,986
Kelly Services, Inc. Class A	30,700	631,192

3

Maximus, Inc.	1,400	51,394
Morningstar, Inc. (a)	2,000	122,700
MPS Group, Inc. (a)	26,600	314,412
PharmaNet Development Group, Inc. (a)	9,858	248,717
PHH Corp. (a)	8,752	152,547
Premier Exhibitions, Inc. (a) (b)	14,875	89,845
Pre-Paid Legal Services, Inc. (a) (b)	14,539	616,599
Spherion Corp. (a)	156,092	955,283
Startek, Inc. (a)	5,500	50,655
Steiner Leisure Ltd. (a)	600	19,800
TNS, Inc. (a)	28,069	579,344
Universal Technical Institute, Inc. (a)	7,600	89,148
		8,119,657

Computers — 1.2%
Agilysys, Inc.	438	5,081
Ansoft Corp. (a)	5,169	157,758
Catapult Communications Corp. (a)	3,614	18,612
Ciber, Inc. (a)	105,686	517,861
Electronics for Imaging, Inc. (a)	4,600	68,632
Hutchinson Technology, Inc. (a) (b)	16,359	260,272
iGate Corp. (a)	4,800	34,176
Immersion Corp. (a)	36,703	260,958
InterVoice, Inc. (a)	1,500	11,940
Magma Design Automation, Inc. (a)	36,101	345,487
Manhattan Associates, Inc. (a)	10,936	250,762
Mercury Computer Systems, Inc. (a)	14,100	79,242
Quantum Corp. (a)	248,910	532,667
SI International, Inc. (a)	700	13,433
Silicon Storage Technology, Inc. (a)	9,473	24,819
SRA International, Inc. Class A (a)	1,000	24,310
Synaptics, Inc. (a)	2,911	69,515
Synopsys, Inc. (a)	6,074	137,941
		2,813,466

Cosmetics & Personal Care — 0.2%
Elizabeth Arden, Inc. (a)	20,709	413,145

Distribution & Wholesale — 0.7%
Ingram Micro, Inc. Class A (a)	28,370	449,097
Owens & Minor, Inc.	2,000	78,680
Tech Data Corp. (a)	33,027	1,083,286
		1,611,063

Diversified Financial — 0.9%
Calamos Asset Management, Inc. Class A	4,800	78,144
GAMCO Investors, Inc. Class A	7,584	381,930
Greenhill & Co., Inc. (b)	13,900	966,884
Janus Capital Group, Inc.	1,400	32,578
optionsXpress Holdings, Inc.	5,200	107,692
Piper Jaffray Cos. (a)	9,100	309,036
Sanders Morris Harris Group, Inc.	9,947	81,168
		1,957,432

4

Electric — 2.7%
Alliant Energy Corp.	308	10,783
Aquila, Inc. (a)	109,900	352,779
Black Hills Corp.	13,700	490,186
Central Vermont Public Service Corp. (b)	4,500	107,550
Cleco Corp.	4,400	97,592
El Paso Electric Co. (a)	7,700	164,549
Hawaiian Electric Industries, Inc.	1,400	33,418
Northeast Utilities	39,000	957,060
NorthWestern Corp.	10,122	246,673
Otter Tail Corp.	8,087	286,199
PNM Resources, Inc.	16,300	203,261
Portland General Electric Co.	66,198	1,492,765
Reliant Energy, Inc. (a)	43,000	1,016,950
UIL Holdings Corp.	1,900	57,247
Unisource Energy Corp.	12,600	280,476
Westar Energy, Inc.	13,717	312,336
		6,109,824

Electrical Components & Equipment — 1.8%
Belden, Inc.	182	6,428
C&D Technologies, Inc. (a) (b)	27,266	136,875
Coleman Cable, Inc. (a)	2,609	28,699
Encore Wire Corp. (b)	26,528	483,075
EnerSys (a)	41,300	987,896
Graftech International Ltd. (a)	63,650	1,031,766
Powell Industries, Inc. (a)	1,800	70,866
Superior Essex, Inc. (a)	40,829	1,148,111
Vicor Corp.	5,800	69,252
		3,962,968

Electronics — 3.0%
Analogic Corp.	8,317	553,413
Arrow Electronics, Inc. (a)	26,600	895,090
Badger Meter, Inc.	4,387	189,518
Benchmark Electronics, Inc. (a)	7,100	127,445
Checkpoint Systems, Inc. (a)	24,700	663,195
CTS Corp.	2,600	27,820
Cubic Corp.	31,113	884,543
Methode Electronics, Inc.	23,927	279,707
National Instruments Corp.	5,400	141,156
PerkinElmer, Inc.	44,800	1,086,400
Sonic Solutions, Inc. (a)	6,600	63,690
Stoneridge, Inc. (a)	10,782	145,018
Varian, Inc. (a)	15,438	894,169
Vishay Intertechnology, Inc. (a)	86,500	783,690
Woodward Governor Co.	1,200	32,064
		6,766,918

Energy - Alternate Sources — 0.0%
Headwaters, Inc. (a) (b)	6,700	88,373
MGP Ingredients, Inc.	5,900	41,241
		129,614

5

Engineering & Construction — 0.2%
Dycom Industries, Inc. (a)	89	1,069
Michael Baker Corp. (a)	2,200	49,412
Perini Corp. (a)	13,387	485,011
		535,492

Entertainment — 0.0%
Macrovision Corp. (a)	6,700	90,450

Environmental Controls — 0.1%
Calgon Carbon Corp. (a)	9,473	142,569

Foods — 5.0%
Cal-Maine Foods, Inc. (b)	18,821	628,245
Chiquita Brands International, Inc. (a)	73,246	1,692,715
Corn Products International, Inc.	6,000	222,840
Del Monte Foods Co.	78,900	751,917
Flowers Foods, Inc.	5,309	131,398
Fresh Del Monte Produce, Inc. (a)	27,332	994,885
Imperial Sugar Co.	5,600	105,392
Ingles Markets, Inc. Class A	4,476	110,065
Nash Finch Co. (b)	21,992	747,288
Performance Food Group Co. (a)	82,511	2,696,459
Ruddick Corp.	42,900	1,581,294
Sanderson Farms, Inc.	700	26,607
Smithfield Foods, Inc. (a)	18,400	473,984
Tyson Foods, Inc. Class A	31,100	496,045
Weis Markets, Inc.	3,100	106,857
Winn-Dixie Stores, Inc. (a) (b)	31,600	567,536
		11,333,527

Forest Products & Paper — 1.3%
Buckeye Technologies, Inc. (a)	31,030	346,295
Glatfelter	5,700	86,127
Potlatch Corp.	11,121	458,964
Schweitzer-Mauduit International, Inc.	500	11,570
Temple-Inland, Inc.	2,400	30,528
United Stationers, Inc. (a)	43,999	2,098,752
		3,032,236

Gas — 1.6%
Atmos Energy Corp.	34,900	889,950
The Laclede Group, Inc.	5,300	188,839
New Jersey Resources Corp.	21,250	659,812
Northwest Natural Gas Co.	25,020	1,086,869
South Jersey Industries, Inc.	1,200	42,132
Southwest Gas Corp.	1,200	33,552
WGL Holdings, Inc.	22,912	734,559
		3,635,713

Hand & Machine Tools — 0.9%
Hardinge, Inc.	14,491	199,396
Kennametal, Inc.	28,500	838,755
Regal-Beloit Corp.	25,500	934,065
		1,972,216

6

Health Care - Products — 0.9%
Bruker Corp. (a)	1,900	29,241
Cepheid, Inc. (a)	3,400	82,926
CONMED Corp. (a)	24,615	631,129
Invacare Corp.	42,666	950,598
Kinetic Concepts, Inc. (a)	3,389	156,673
Merit Medical Systems, Inc. (a)	1,000	15,830
Osteotech, Inc. (a)	7,000	33,250
SurModics, Inc. (a) (b)	3,100	129,828
		2,029,475

Health Care - Services — 1.9%
AMERIGROUP Corp. (a)	2,600	71,058
Apria Healthcare Group, Inc. (a)	42,368	836,768
Kindred Healthcare, Inc. (a)	42,368	926,588
LifePoint Hospitals, Inc. (a)	23,700	651,039
Molina Healthcare, Inc. (a) (b)	40,400	986,568
RehabCare Group, Inc. (a)	37,336	560,040
Universal Health Services, Inc. Class B	3,700	198,653
		4,230,714

Home Builders — 0.4%
Coachmen Industries, Inc.	3,389	10,099
KB Home (b)	16,600	410,518
Monaco Coach Corp.	11,167	105,863
Thor Industries, Inc.	14,400	428,688
		955,168

Home Furnishing — 0.2%
Furniture Brands International, Inc.	4,300	50,310
Hooker Furniture Corp.	13,300	297,122
La-Z-Boy, Inc. (b)	4,654	38,814
		386,246

Household Products — 0.8%
American Greetings Corp. Class A	57,014	1,057,610
Blyth, Inc.	4,200	82,824
Central Garden & Pet Co. Class A (a)	7,156	31,773
Fossil, Inc. (a)	13,000	397,020
Helen of Troy Ltd. (a)	1,700	28,509
Tupperware Brands Corp.	800	30,944
WD-40 Co.	2,600	86,450
		1,715,130

Insurance — 7.3%
American Physicians Capital, Inc. (c)	19,792	917,557
Amtrust Financial Services, Inc.	15,900	257,739
Arch Capital Group Ltd. (a)	20,400	1,400,868
Aspen Insurance Holdings Ltd. (b)	177,407	4,679,997
Assured Guaranty Ltd.	26,204	622,083
Castlepoint Holdings Ltd.	30,900	300,657
First Mercury Financial Corp. (a)	1,200	20,892
Flagstone Reinsurance Holdings Ltd	10,700	129,470
FPIC Insurance Group, Inc. (a)	800	37,712
Hallmark Financial Services, Inc. (a)	4,900	54,684
IPC Holdings Ltd.	26,077	730,156

7

LandAmerica Financial Group, Inc.	1,800	71,046
Max Capital Group Ltd.	85,618	2,242,335
NYMAGIC, Inc.	7,906	179,545
Old Republic International Corp.	51,300	662,283
Platinum Underwriters Holdings Ltd.	90,572	2,939,967
StanCorp Financial Group, Inc.	18,000	858,780
Stewart Information Services Corp.	12,600	352,674
Universal American Corp. (a)	4,730	50,138
		16,508,583

Internet — 2.4%
1-800-Flowers.com, Inc. Class A (a)	17,559	149,427
Asiainfo Holdings, Inc. (a)	57,309	622,376
Avocent Corp. (a)	9,897	167,259
Blue Coat Systems, Inc. (a)	10,100	222,604
Blue Nile, Inc. (a) (b)	3,904	211,402
Chordiant Software, Inc. (a)	59,608	359,436
CMGI, Inc. (a)	13,952	185,004
Earthlink, Inc. (a)	11,244	84,892
eResearch Technology, Inc. (a)	23,000	285,660
Global Sources Ltd. (a) (b)	3,560	52,866
Infospace, Inc.	19,805	229,144
Interwoven, Inc. (a)	76,953	821,858
Lionbridge Technologies, Inc. (a)	7,600	25,460
On2 Technologies, Inc. (a) (b)	65,769	67,084
RealNetworks, Inc. (a)	89,602	513,419
S1 Corp. (a)	27,879	198,220
Sapient Corp. (a)	41,700	290,232
Secure Computing Corp. (a)	10,100	65,145
SonicWALL, Inc. (a)	22,214	181,488
United Online, Inc.	7,509	79,295
Vignette Corp. (a)	35,894	474,160
Vocus, Inc. (a)	3,200	84,480
		5,370,911

Investment Companies — 0.4%
Apollo Investment Corp.	20,404	322,995
Capital Southwest Corp.	2,926	362,005
Kohlberg Capital Corp.	4,500	46,710
MCG Capital Corp.	3,700	33,633
NGP Capital Resources Co.	3,800	62,396
		827,739

Iron & Steel — 1.1%
Cleveland-Cliffs, Inc.	4,000	479,280
Olympic Steel, Inc.	8,000	360,800
Reliance Steel & Aluminum Co.	9,000	538,740
Schnitzer Steel Industries, Inc. Class A	9,437	670,216
Steel Dynamics, Inc.	11,200	370,048
		2,419,084

Leisure Time — 0.6%
Brunswick Corp.	37,800	603,666
Callaway Golf Co.	4,600	67,528
Multimedia Games, Inc. (a) (b)	21,993	117,443
Polaris Industries, Inc. (b)	15,408	631,882
		1,420,519

8

Machinery - Construction & Mining — 0.5%
Terex Corp. (a)	18,000	1,125,000

Machinery - Diversified — 1.9%
AGCO Corp. (a) (b)	18,400	1,101,792
Applied Industrial Technologies, Inc.	11,617	347,232
Briggs & Stratton Corp.	36,600	655,140
Columbus McKinnon Corp. (a)	4,200	130,116
Gehl Co. (a)	800	13,552
Gorman-Rupp Co.	1,500	49,335
Kadant, Inc. (a)	5,000	146,900
Lindsay Corp.	700	71,729
NACCO Industries, Inc. Class A	7,607	615,711
Robbins & Myers, Inc.	2,230	72,809
Tecumseh Products Co. Class A (a)	32,816	1,006,795
Tennant Co.	1,000	39,810
Twin Disc, Inc.	700	11,074
		4,261,995

Manufacturing — 1.6%
Acuity Brands, Inc.	4,100	176,095
AptarGroup, Inc.	20,300	790,279
Crane Co.	924	37,283
Freightcar America, Inc.	1,500	51,450
Griffon Corp. (a)	13,200	113,520
Koppers Holdings, Inc.	7,860	348,277
LSB Industries, Inc. (a) (b)	7,100	104,654
Lydall, Inc. (a)	4,300	49,235
Park-Ohio Holdings Corp. (a)	4,326	67,961
Polypore International, Inc. (a)	9,100	188,279
Reddy Ice Holdings, Inc.	1,800	23,454
SPX Corp.	8,100	849,690
Standex International Corp.	775	17,314
Tredegar Corp.	35,199	640,974
Trimas Corp. (a)	21,073	111,055
		3,569,520

Media — 0.5%
AH Belo Corp. Class A (a)	4,450	50,864
Belo Corp. Class A	23,252	245,774
Cox Radio, Inc. Class A (a)	17,721	210,525
CTC Media, Inc. (a) (b)	2,200	61,050
Journal Communications, Inc. Class A	17,598	129,873
Lee Enterprises, Inc. (b)	4,400	44,044
Media General, Inc. Class A	3,700	51,874
Scholastic Corp. (a)	11,745	355,521
		1,149,525

Metal Fabricate & Hardware — 2.6%
Ampco-Pittsburgh Corp.	4,197	180,429
Circor International, Inc.	1,300	60,125
Commercial Metals Co.	30,300	908,091

9

L.B. Foster Co. Class A (a)	5,568	239,758
Mueller Industries, Inc.	39,928	1,151,923
Quanex Corp. (b)	37,197	1,924,573
Sun Hydraulics Corp.	4,082	119,480
Valmont Industries, Inc.	400	35,156
Worthington Industries, Inc.	69,225	1,167,826
		5,787,361

Mining — 0.4%
Compass Minerals International, Inc.	9,400	554,412
Horsehead Holding Corp. (a)	2,900	33,582
Kaiser Aluminum Corp.	2,800	194,040
Stillwater Mining Co. (a)	2,300	35,581
		817,615

Office Equipment/Supplies — 0.6%
Ikon Office Solutions, Inc.	182,956	1,390,466

Office Furnishings — 0.0%
Herman Miller, Inc.	3,000	73,710

Oil & Gas — 3.5%
Approach Resources, Inc. (a)	2,400	37,632
Berry Petroleum Co. Class A	1,600	74,384
Bill Barrett Corp. (a) (b)	4,159	196,513
Bois d’Arc Energy, Inc. (a)	12,900	277,221
Brigham Exploration Co. (a)	3,900	23,673
Bronco Drilling Co., Inc. (a)	10,700	172,377
Callon Petroleum Co. (a)	3,800	68,742
Comstock Resources, Inc. (a)	2,808	113,162
Concho Resources, Inc. (a)	2,400	61,536
Delek US Holdings, Inc.	9,727	123,241
Energy Partners Ltd. (a)	32,500	307,775
Harvest Natural Resources, Inc. (a)	17,585	212,075
Helmerich & Payne, Inc.	8,100	379,647
Mariner Energy, Inc. (a)	8,369	226,047
Petroleum Development Corp. (a)	1,500	103,905
Petroquest Energy, Inc. (a)	1,100	19,074
Rex Energy Corp. (a)	1,200	19,968
Rosetta Resources, Inc. (a)	39,175	770,572
Rowan Cos., Inc.	9,900	407,682
Stone Energy Corp. (a)	54,443	2,847,913
Swift Energy Co. (a)	28,838	1,297,422
W&T Offshore, Inc.	1,500	51,165
Whiting Petroleum Corp. (a)	1,036	66,977
		7,858,703

Oil & Gas Services — 1.6%
Cal Dive International, Inc. (a)	38,200	396,516
Dawson Geophysical Co. (a)	2,824	190,620
Exterran Holdings, Inc. (a)	4,500	290,430
Global Industries Ltd. (a)	26,020	418,662
Gulf Island Fabrication, Inc.	7,800	224,016
Lufkin Industries, Inc.	500	31,910
NATCO Group, Inc. Class A (a)	1,400	65,450

10

Newpark Resources, Inc. (a)	5,200	26,520
Oil States International, Inc. (a) (b)	27,400	1,227,794
Superior Offshore International, Inc. (a)	26,100	86,391
Union Drilling, Inc. (a)	16,174	282,883
Willbros Group, Inc. (a)	11,449	350,339
		3,591,531

Packaging & Containers — 0.2%
Sonoco Products Co.	18,600	532,518

Pharmaceuticals — 0.5%
Caraco Pharmceutical Laboratories Ltd. (a)	869	15,599
Javelin Pharmaceuticals, Inc. (a)	155	436
Nabi Biopharmaceuticals (a)	7,900	31,758
Neurocrine Biosciences, Inc. (a)	12,900	69,660
Obagi Medical Products, Inc. (a)	1,000	8,680
Omnicare, Inc.	14,700	266,952
OSI Pharmaceuticals, Inc. (a)	4,800	179,472
Par Pharmaceutical Cos., Inc. (a)	1,100	19,129
Poniard Pharmaceuticals, Inc. (a)	3,500	11,725
Synta Pharmaceuticals Corp. (a) (b)	7,200	58,248
Theragenics Corp. (a)	5,200	20,488
Vivus, Inc. (a)	13,600	82,008
Watson Pharmaceuticals, Inc. (a)	10,143	297,393
Xenoport, Inc. (a)	1,600	64,752
		1,126,300

Real Estate — 0.2%
Jones Lang Lasalle, Inc.	5,877	454,527

Real Estate Investment Trusts (REITS) — 7.4%
Agree Realty Corp. (c)	12,590	345,596
AMB Property Corp.	22,000	1,197,240
American Campus Communities, Inc.	2,700	73,872
Anthracite Capital, Inc. (b)	110,887	731,854
Arbor Realty Trust, Inc.	1,992	30,039
Ashford Hospitality Trust, Inc.	39,200	222,656
BioMed Realty Trust, Inc.	2,500	59,725
DCT Industrial Trust, Inc.	38,800	386,448
Digital Realty Trust, Inc. (b)	25,100	891,050
Douglas Emmett, Inc.	10,100	222,806
Education Realty Trust, Inc.	6,200	77,934
Entertainment Properties Trust	35,203	1,736,564
Equity One, Inc.	1,900	45,543
Federal Realty Investment Trust	13,451	1,048,505
FelCor Lodging Trust, Inc.	20,600	247,818
Getty Realty Corp.	2,500	39,825
LTC Properties, Inc.	3,700	95,127
Maguire Properties, Inc.	500	7,155
Medical Properties Trust, Inc.	104,644	1,184,570
Mid-America Apartment Communities, Inc.	12,500	623,000
Nationwide Health Properties, Inc.	1,100	37,125
Post Properties, Inc.	41,303	1,595,122
Realty Income Corp.	18,800	481,656
Regency Centers Corp.	26,192	1,696,194

11

Strategic Hotels & Resorts, Inc.	14,600	191,698
Tanger Factory Outlet Centers, Inc.	14,100	542,427
Taubman Centers, Inc.	30,620	1,595,302
Universal Health Realty Income Trust	1,900	63,270
Ventas, Inc.	26,414	1,186,253
		16,656,374

Retail — 5.3%
Aeropostale, Inc. (a)	12,700	344,297
Asbury Automotive Group, Inc.	41,863	576,035
AutoNation, Inc. (a)	83,178	1,245,175
Bell Microproducts, Inc. (a)	18,085	36,893
Big Lots, Inc. (a)	22,400	499,520
BJ’s Wholesale Club, Inc. (a)	1,200	42,828
Bob Evans Farms, Inc.	17,529	483,625
The Buckle, Inc.	17,900	800,667
Casey’s General Stores, Inc.	13,700	309,620
CEC Entertainment, Inc. (a)	4,200	121,296
Chipotle Mexican Grill, Inc. Class B (a)	5,300	514,577
Dillards, Inc. Class A (b)	14,500	249,545
Eddie Bauer Holdings, Inc. (a)	600	2,334
The Gymboree Corp. (a)	10,100	402,788
Haverty Furniture Companies, Inc.	3,700	39,368
Insight Enterprises, Inc. (a)	37,300	652,750
J. Crew Group, Inc. (a)	1,600	70,672
Jack in the Box, Inc. (a)	9,349	251,208
Jo-Ann Stores, Inc. (a)	23,838	351,134
Jones Apparel Group, Inc.	45,900	615,978
Kenneth Cole Productions, Inc. Class A (b)	2,800	47,432
Landry’s Restaurants, Inc. (b)	7,300	118,844
Nu Skin Enterprises, Inc. Class A	1,300	23,426
O’Charley’s, Inc.	54,909	632,552
The Pantry, Inc. (a)	2,000	42,160
PC Connection, Inc. (a)	8,464	67,035
Pier 1 Imports, Inc. (a)	7,900	49,612
PriceSmart, Inc.	15,253	422,661
RadioShack Corp.	4,271	69,404
Rush Enterprises, Inc. Class A (a)	64,176	1,016,548
School Specialty, Inc. (a)	4,467	140,889
Sonic Automotive, Inc.	26,535	545,294
SuperValu, Inc.	31,600	947,368
Systemax, Inc.	10,705	129,102
World Fuel Services Corp.	2,800	78,596
Zale Corp. (a)	2,400	47,424
		11,988,657

Savings & Loans — 2.2%
Abington Bancorp, Inc.	968	9,990
Astoria Financial Corp.	29,100	790,356
BankFinancial Corp.	26,733	425,322
First Niagara Financial Group, Inc.	27,600	375,084
Provident Financial Services, Inc.	232,595	3,288,893
Provident New York Bancorp	200	2,700
		4,892,345

12

Semiconductors — 1.3%
Amkor Technology, Inc. (a)	60,900	651,630
Credence Systems Corp. (a)	58,041	98,670
DSP Group, Inc. (a)	17,088	217,701
Emulex Corp. (a)	2,600	42,224
Entegris, Inc. (a)	2,700	19,413
Lattice Semiconductor Corp. (a)	154	437
Novellus Systems, Inc. (a)	154	3,242
Pericom Semiconductor Corp. (a)	4,800	70,464
Skyworks Solutions, Inc. (a)	76,262	555,187
Spansion, Inc. Class A (a)	38,200	105,050
Teradyne, Inc. (a)	27,000	335,340
Varian Semiconductor Equipment Associates, Inc. (a)	3,900	109,785
Zoran Corp. (a)	51,600	704,856
		2,913,999

Software — 1.8%
Actuate Corp. (a)	15,800	64,780
Advent Software, Inc. (a) (b)	14,251	607,378
Avid Technology, Inc. (a)	2,700	65,718
Bottomline Technologies, Inc. (a)	12,800	161,280
Captaris, Inc. (a)	58,922	260,435
Concur Technologies, Inc. (a)	8,000	248,400
CSG Systems International, Inc. (a)	4,929	56,043
Double-Take Software, Inc. (a)	7,100	82,928
Fair Isaac Corp.	5,114	110,053
JDA Software Group, Inc. (a)	17,777	324,430
Lawson Software, Inc. (a)	7,800	58,734
MicroStrategy, Inc. Class A (a)	5,759	426,108
Omniture, Inc. (a)	98	2,275
Pegasystems, Inc.	15,711	151,297
Phase Forward, Inc. (a)	1,400	23,912
Phoenix Technologies Ltd. (a)	18,248	285,764
Progress Software Corp. (a)	400	11,968
QAD, Inc.	3,900	32,799
Renaissance Learning, Inc.	1,000	13,990
RightNow Technologies, Inc. (a)	7,600	90,440
SeaChange International, Inc. (a)	7,470	52,514
SPSS, Inc. (a)	900	34,902
Synchronoss Technologies, Inc. (a)	5,182	103,795
SYNNEX Corp. (a)	16,852	357,599
Taleo Corp. Class A (a)	18,467	358,260
		3,985,802

Telecommunications — 2.4%
3Com Corp. (a)	11,900	27,251
ADTRAN, Inc.	40,935	757,298
Applied Signal Technology, Inc.	7,500	88,500
Atlantic Tele-Network, Inc.	8,548	289,179
Cbeyond, Inc. (a)	10,100	189,779
CommScope, Inc. (a)	22,200	773,226
EMS Technologies, Inc. (a)	13,891	377,002
Fairpoint Communications, Inc.	77	695
IDT Corp. Class B (a)	16,748	64,815
Novatel Wireless, Inc. (a)	23,395	226,464

13

NTELOS Holdings Corp.	35,121	849,928
Plantronics, Inc.	21,623	417,540
Premiere Global Services, Inc. (a)	44,270	634,832
Shenandoah Telecom Co.	12,014	178,288
SureWest Communications (b)	14,490	224,015
USA Mobility, Inc. (a)	40,104	286,343
		5,385,155

Transportation — 3.4%
Arkansas Best Corp. (b)	43,500	1,385,910
Arlington Tankers Ltd.	4,000	84,000
Con-way, Inc.	23,000	1,138,040
Dynamex, Inc. (a)	7,300	184,690
General Maritime Corp.	29,449	695,291
Golar LNG Ltd.	4,500	82,215
Gulfmark Offshore, Inc. (a)	34	1,860
Heartland Express, Inc.	14,500	206,770
Knightsbridge Tankers Ltd.	3,245	86,577
Marten Transport Ltd. (a)	9,700	150,544
Nordic American Tanker Shipping Ltd.	2,600	72,800
Pacer International, Inc.	4,200	69,006
PHI, Inc. (a)	600	18,924
Ryder System, Inc. (b)	21,800	1,327,838
TBS International Ltd. (a)	11,786	355,937
Universal Truckload Services, Inc. (a)	700	14,609
Werner Enterprises, Inc. (b)	96,847	1,797,480
		7,672,491

Trucking & Leasing — 0.5%
GATX Corp.	29,700	1,160,379
Greenbrier Cos., Inc.	1,500	39,780
		1,200,159

Water — 0.0%
PICO Holdings, Inc. (a)	200	6,046

TOTAL EQUITIES (Cost $249,928,550)		221,253,404

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 12.8%
Cash Equivalents — 10.3%(e)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	1,632,603	1,632,603
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	1,399,374	1,399,374
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	932,916	932,916
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	932,916	932,916
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	699,687	699,687

14

Barclays Eurodollar Time Deposit
4.600%	04/04/2008	699,687	699,687
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	1,399,374	1,399,374
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	699,687	699,687
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	699,687	699,687
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	594,055	594,055
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	466,458	466,458
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	1,399,374	1,399,374
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	699,687	699,687
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	816,302	816,302
Reserve Primary Money Market Fund (d)		233,229	233,229
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	1,166,145	1,166,145
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	699,687	699,687
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	816,302	816,302
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	816,302	816,302
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	816,302	816,302
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	452,578	452,578
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	1,049,527	1,049,527
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	2,099,061	2,099,061
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	1,282,760	1,282,760
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	699,687	699,687
			23,203,387

Repurchase Agreements — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (f)		5,606,896	5,606,896

TOTAL SHORT-TERM INVESTMENTS (Cost $28,810,283)			28,810,283

TOTAL INVESTMENTS — 111.0% (Cost $278,738,833) (g)			$250,063,687

Other Assets/(Liabilities) — (11.0%)	(24,690,236)

NET ASSETS — 100.0%	$225,373,451

15

Notes to Portfolio of Investments

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          This security is held as collateral for open futures contracts. (Note 2).

(d)         Principal amount represents shares owned of the fund.

(e)          Represents investments of security lending collateral. (Note 2).

(f)            Maturity value of $5,607,060. Collateralized by U.S. Government Agency obligations with rates ranging from 6.012% to 6.042%, maturity date of 2/01/2035, and an aggregate market value, including accrued interest, of $5,719,716.

(g)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MML Small Cap Index Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.5%
COMMON STOCK — 98.5%
Advertising — 0.2%
inVentiv Health, Inc. (a)	3,464	99,798
Planar Systems, Inc. (a)	1,900	7,619
		107,417

Aerospace & Defense — 2.3%
AAR Corp. (a) (b)	4,100	111,807
Curtiss-Wright Corp.	4,700	194,956
Esterline Technologies Corp. (a)	3,103	156,298
GenCorp, Inc. (a) (b)	6,100	62,769
Kaman Corp.	2,600	73,554
Moog, Inc. Class A (a)	4,600	194,166
Orbital Sciences Corp. (a)	6,200	149,420
Teledyne Technologies, Inc. (a)	3,800	178,600
Triumph Group, Inc.	1,800	102,474
		1,224,044

Agriculture — 0.3%
Alliance One International, Inc. (a)	9,500	57,380
The Andersons, Inc. (b)	1,900	84,759
		142,139

Airlines — 0.3%
Frontier Airlines Holdings, Inc. (a)	4,000	10,120
Mesa Air Group, Inc. (a)	3,100	7,285
SkyWest, Inc.	6,500	137,280
		154,685

Apparel — 1.5%
Crocs, Inc. (a)	8,800	153,736
Deckers Outdoor Corp. (a)	1,400	150,948
Iconix Brand Group, Inc. (a)	6,100	105,835
K-Swiss, Inc. Class A	2,800	44,296
Maidenform Brands, Inc. (a)	2,000	32,540
Oxford Industries, Inc.	1,500	33,795
Perry Ellis International, Inc. (a)	1,100	24,013
Skechers U.S.A., Inc. Class A (a)	3,500	70,735
Volcom, Inc. (a)	1,500	30,315
Wolverine World Wide, Inc.	5,400	156,654
		802,867

Auto Manufacturers — 0.1%
Wabash National Corp.	3,300	29,667

Automotive & Parts — 0.2%
Spartan Motors, Inc. (b)	3,500	29,610
Standard Motor Products, Inc.	1,300	7,956
Superior Industries International, Inc.	2,500	51,875
		89,441

1

Banks — 6.0%
Bank Mutual Corp.	5,200	55,848
Boston Private Financial Holdings, Inc.	4,000	42,360
Cascade Bancorp	3,000	28,680
Central Pacific Financial Corp.	3,000	56,550
Columbia Banking System, Inc.	1,900	42,522
Community Bank System, Inc.	3,200	78,592
Corus Bankshares, Inc.	3,400	33,082
East West Bancorp, Inc.	6,700	118,925
First Bancorp	8,110	82,398
First Commonwealth Financial Corp. (b)	6,800	78,812
First Financial Bancorp.	3,400	45,730
First Midwest Bancorp, Inc.	5,200	144,404
Frontier Financial Corp.	4,410	77,969
Glacier Bancorp, Inc.	5,754	110,304
Hancock Holding Co. (b)	2,600	109,252
Hanmi Financial Corp.	4,100	30,299
Independent Bank Corp. (b)	2,120	22,006
Irwin Financial Corp.	2,000	10,620
Nara Bancorp, Inc.	2,300	29,877
National Penn Bancshares, Inc.	8,500	154,615
Old National Bancorp	7,100	127,800
PrivateBancorp, Inc.	2,547	80,154
Prosperity Bancshares, Inc.	4,082	116,990
Provident Bankshares Corp.	3,400	36,516
Signature Bank (a)	3,100	79,050
The South Financial Group, Inc.	7,700	114,422
Sterling Bancorp	1,900	29,507
Sterling Bancshares, Inc.	7,850	78,029
Sterling Financial Corp.	5,488	85,668
Susquehanna Bancshares, Inc.	9,100	185,367
Trustco Bank Corp., NY	8,100	72,009
UCBH Holdings, Inc.	11,149	86,516
UMB Financial Corp.	3,800	156,560
Umpqua Holdings Corp. (b)	6,398	99,233
United Bankshares, Inc.	4,058	108,146
United Community Banks, Inc.	4,322	73,388
Whitney Holding Corp.	6,850	169,811
Wilshire Bancorp, Inc.	1,700	12,988
Wintrust Financial Corp.	2,512	87,794
		3,152,793

Beverages — 0.2%
Boston Beer Co., Inc. Class A (a)	1,100	52,294
Peet’s Coffee & Tea, Inc. (a)	1,300	30,563
		82,857

Biotechnology — 1.2%
Arqule, Inc. (a)	3,600	15,408
Cambrex Corp.	3,000	20,790
CryoLife, Inc. (a)	2,500	23,500
Enzo Biochem, Inc. (a) (b)	3,300	29,997
Integra LifeSciences Holdings Corp. (a) (b)	2,000	86,940
Lifecell Corp. (a)	3,237	136,051
Martek Biosciences Corp. (a) (b)	3,500	106,995
Regeneron Pharmaceuticals, Inc. (a)	6,625	127,134
Savient Pharmaceuticals, Inc. (a) (b)	4,660	93,200
		640,015

2

Building Materials — 1.5%
Apogee Enterprises, Inc.	3,100	47,740
Drew Industries, Inc. (a)	1,900	46,474
Gibraltar Industries, Inc.	3,200	37,536
Lennox International, Inc.	6,405	230,388
NCI Building Systems, Inc. (a)	2,100	50,820
Simpson Manufacturing Co., Inc.	4,000	108,720
Texas Industries, Inc.	2,916	175,281
Universal Forest Products, Inc.	2,000	64,400
		761,359

Chemicals — 1.5%
Arch Chemicals, Inc.	2,600	96,876
Georgia Gulf Corp. (b)	3,700	25,641
H.B. Fuller Co.	6,100	124,501
NewMarket Corp.	1,500	113,175
OM Group, Inc. (a)	3,200	174,528
Omnova Solutions, Inc. (a)	4,600	18,354
Penford Corp.	1,200	26,076
PolyOne Corp. (a)	9,900	63,063
Quaker Chemical Corp.	1,100	34,419
Schulman (A.), Inc.	3,000	61,590
Tronox, Inc. Class B	4,500	17,550
Zep, Inc.	2,300	37,306
		793,079

Coal — 0.9%
Massey Energy Co.	8,600	313,900
Patriot Coal Corp. (a)	2,800	131,516
		445,416

Commercial Services — 5.0%
Aaron Rents, Inc.	5,706	122,907
ABM Industries, Inc.	4,700	105,468
Administaff, Inc.	2,400	56,664
AMN Healthcare Services, Inc. (a)	3,210	49,498
Arbitron, Inc.	2,993	129,178
Bankrate, Inc. (a) (b)	1,400	69,846
Bowne & Co., Inc.	2,800	42,700
Bright Horizons Family Solutions, Inc. (a)	2,800	120,512
CDI Corp.	1,400	35,070
Chemed Corp.	2,643	111,535
Coinstar, Inc. (a)	2,900	81,606
Consolidated Graphics, Inc. (a)	1,205	67,540
CPI Corp.	600	10,362
Cross Country Healthcare, Inc. (a)	3,400	42,058
Gevity HR, Inc.	2,500	21,650
Healthcare Services Group, Inc.	4,550	93,912
Heidrick & Struggles International, Inc.	1,900	61,807
Hillenbrand, Inc.	6,600	132,330
HMS Holdings Corp. (a)	2,300	65,665
Kendle International, Inc. (a)	1,400	62,888

3

Live Nation, Inc. (a)	7,933	96,227
Maximus, Inc.	2,000	73,420
Midas, Inc. (a)	1,500	25,785
On Assignment, Inc. (a)	3,700	23,495
PAREXEL International Corp. (a)	6,000	156,600
PharmaNet Development Group, Inc. (a)	2,100	52,983
Pre-Paid Legal Services, Inc. (a) (b)	900	38,169
Rewards Network, Inc. (a)	2,600	11,648
Spherion Corp. (a)	6,000	36,720
Startek, Inc. (a)	1,400	12,894
TrueBlue, Inc. (a)	4,700	63,168
Universal Technical Institute, Inc. (a)	2,200	25,806
Viad Corp.	2,200	79,222
Volt Information Sciences, Inc. (a)	1,400	23,744
Watson Wyatt Worldwide, Inc. Class A	4,500	255,375
Wright Express Corp. (a)	4,200	129,066
		2,587,518

Computers — 1.9%
Agilysys, Inc.	2,400	27,840
Ansoft Corp. (a)	1,700	51,884
CACI International, Inc. Class A (a)	3,200	145,760
Catapult Communications Corp. (a)	1,300	6,695
Ciber, Inc. (a)	5,700	27,930
Hutchinson Technology, Inc. (a)	2,800	44,548
Manhattan Associates, Inc. (a)	2,600	59,618
Mercury Computer Systems, Inc. (a)	2,500	14,050
MICROS Systems, Inc. (a)	8,700	292,842
MTS Systems Corp.	1,900	61,294
Radiant Systems, Inc. (a)	2,800	39,116
RadiSys Corp. (a)	2,400	24,216
SI International, Inc. (a)	1,400	26,866
Stratasys, Inc. (a)	2,200	39,160
SYKES Enterprises, Inc. (a)	3,500	61,565
Synaptics, Inc. (a)	2,500	59,700
		983,084

Computers & Information — 0.2%
ScanSource, Inc. (a)	2,800	101,332

Consumer Products — 0.2%
Pool Corp. (b)	5,100	96,339

Cosmetics & Personal Care — 0.2%
Chattem, Inc. (a)	2,000	132,680

Distribution & Wholesale — 0.9%
Brightpoint, Inc. (a)	5,540	46,314
LKQ Corp. (a)	12,200	274,134
Owens & Minor, Inc.	4,300	169,162
		489,610

Diversified Financial — 1.2%
Financial Federal Corp.	2,700	58,887
Investment Technology Group, Inc. (a)	4,600	212,428

4

LaBranche & Co., Inc. (a) (b)	5,800	25,230
optionsXpress Holdings, Inc.	4,700	97,337
Piper Jaffray Cos. (a)	1,690	57,392
Portfolio Recovery Associates, Inc.	1,600	68,624
SWS Group, Inc.	2,350	28,740
TradeStation Group, Inc. (a)	3,000	25,560
World Acceptance Corp. (a)	1,800	57,330
		631,528

Electric — 1.4%
Allete, Inc. (b)	2,800	108,136
Avista Corp.	5,710	111,688
Central Vermont Public Service Corp. (b)	1,100	26,290
CH Energy Group, Inc.	1,400	54,460
Cleco Corp.	6,351	140,865
El Paso Electric Co. (a)	4,800	102,576
UIL Holdings Corp.	2,666	80,327
Unisource Energy Corp.	3,800	84,588
		708,930

Electrical Components & Equipment — 0.8%
Advanced Energy Industries, Inc. (a)	3,800	50,388
Belden, Inc.	4,700	166,004
C&D Technologies, Inc. (a) (b)	2,800	14,056
Greatbatch, Inc. (a)	2,400	44,184
Littelfuse, Inc. (a)	2,400	83,928
Magnetek, Inc. (a)	3,700	12,728
Vicor Corp.	2,100	25,074
		396,362

Electronics — 6.0%
Analogic Corp.	1,453	96,683
Bel Fuse, Inc. Class B	1,300	36,218
Benchmark Electronics, Inc. (a)	7,350	131,932
Brady Corp. Class A	5,758	192,490
Checkpoint Systems, Inc. (a)	4,200	112,770
CTS Corp.	3,700	39,590
Cubic Corp.	1,600	45,488
Cymer, Inc. (a)	3,232	84,161
Daktronics, Inc.	3,600	64,476
Dionex Corp. (a)	2,000	153,980
Electro Scientific Industries, Inc. (a)	3,000	49,440
Faro Technologies, Inc. (a)	1,800	56,124
FEI Co. (a)	3,900	85,137
FLIR Systems, Inc. (a)	14,664	441,240
Itron, Inc. (a) (b)	3,217	290,270
Keithley Instruments, Inc.	1,600	15,520
Lo-Jack Corp. (a)	2,000	25,280
Methode Electronics, Inc.	4,100	47,929
Newport Corp. (a)	3,800	42,446
Park Electrochemical Corp.	2,200	56,870
Photon Dynamics, Inc. (a)	1,800	19,080
Plexus Corp. (a)	4,900	137,445
Rogers Corp. (a)	1,862	62,209
Sonic Solutions, Inc. (a)	2,800	27,020

5

Technitrol, Inc.	4,300	99,459
Trimble Navigation Ltd. (a)	12,954	370,355
TTM Technologies, Inc. (a)	4,500	50,940
Watts Water Technologies, Inc. Class A (b)	3,120	87,454
Woodward Governor Co.	6,300	168,336
X-Rite, Inc. (a)	3,100	18,507
		3,108,849

Energy - Alternate Sources — 0.1%
Headwaters, Inc. (a) (b)	4,500	59,355

Engineering & Construction — 1.2%
Emcor Group, Inc. (a)	6,900	153,249
Insituform Technologies, Inc. Class A (a)	2,900	40,107
The Shaw Group, Inc. (a)	8,700	410,118
		603,474

Entertainment — 0.2%
Pinnacle Entertainment, Inc. (a)	6,400	81,920
Shuffle Master, Inc. (a) (b)	3,800	20,330
		102,250

Environmental Controls — 0.6%
TETRA Technologies, Inc. (a)	6,200	120,962
Waste Connections, Inc. (a)	7,137	219,391
		340,353

Foods — 2.1%
Flowers Foods, Inc.	8,450	209,137
Great Atlantic & Pacific Tea Co. (a) (b)	2,432	63,767
Hain Celestial Group, Inc. (a)	4,300	126,850
J&J Snack Foods Corp.	1,500	41,205
Lance, Inc.	3,300	64,680
Nash Finch Co. (b)	1,400	47,572
Performance Food Group Co. (a)	3,800	124,184
Ralcorp Holdings, Inc. (a)	2,780	161,657
Sanderson Farms, Inc.	1,600	60,816
Spartan Stores, Inc.	2,300	47,955
TreeHouse Foods, Inc. (a)	3,300	75,438
United Natural Foods, Inc. (a)	4,600	86,066
		1,109,327

Forest Products & Paper — 0.9%
Buckeye Technologies, Inc. (a)	4,200	46,872
Building Materials Holding Corp.	3,200	14,016
Deltic Timber Corp.	1,100	61,270
Neenah Paper, Inc.	1,600	41,248
Rock-Tenn Co. Class A	3,600	107,892
Schweitzer-Mauduit International, Inc.	1,700	39,338
United Stationers, Inc. (a)	2,440	116,388
Wausau Paper Corp.	5,300	43,778
		470,802

6

Gas — 3.1%
Atmos Energy Corp.	9,567	243,958
The Laclede Group, Inc.	2,300	81,949
New Jersey Resources Corp.	4,400	136,620
Northwest Natural Gas Co.	2,800	121,632
Piedmont Natural Gas Co., Inc.	7,800	204,828
South Jersey Industries, Inc.	3,200	112,352
Southern Union Co.	13,187	306,861
Southwest Gas Corp.	4,600	128,616
UGI Corp.	11,400	284,088
		1,620,904

Hand & Machine Tools — 0.5%
Baldor Electric Co.	4,906	137,368
Regal-Beloit Corp.	3,300	120,879
		258,247

Health Care - Products — 4.2%
Abaxis, Inc. (a)	2,300	53,291
American Medical Systems Holdings, Inc. (a)	7,700	109,263
ArthoCare Corp. (a)	2,800	93,380
Biolase Technology, Inc. (a)	2,900	8,961
CONMED Corp. (a)	3,100	79,484
Cyberonics, Inc. (a)	2,400	34,800
Datascope Corp.	1,400	58,002
Haemonetics Corp. (a)	2,700	160,866
ICU Medical, Inc. (a)	1,300	37,401
IDEXX Laboratories, Inc. (a)	6,500	320,190
Immucor, Inc. (a)	7,400	157,916
Invacare Corp.	3,400	75,752
Kensey Nash Corp. (a)	1,300	37,635
LCA-Vision, Inc.	2,000	25,000
Mentor Corp.	3,536	90,946
Meridian Bioscience, Inc.	4,300	143,749
Merit Medical Systems, Inc. (a)	2,900	45,907
Osteotech, Inc. (a)	2,200	10,450
Palomar Medical Technologies, Inc. (a)	1,900	28,690
Possis Medical, Inc. (a)	1,800	35,064
PSS World Medical, Inc. (a)	6,900	114,954
SurModics, Inc. (a) (b)	1,600	67,008
Symmetry Medical, Inc. (a)	3,800	63,080
The Cooper Cos., Inc.	4,800	165,264
Vital Signs, Inc.	900	45,585
West Pharmaceutical Services, Inc.	3,400	150,382
		2,213,020

Health Care - Services — 2.6%
Air Methods Corp. (a)	800	38,696
Amedisys, Inc. (a)	2,801	110,191
AMERIGROUP Corp. (a) (b)	5,700	155,781
AmSurg Corp. (a)	3,400	80,512
Centene Corp. (a)	4,700	65,518
Gentiva Health Services, Inc. (a)	3,000	65,280
Healthways, Inc. (a)	3,900	137,826
LHC Group, Inc. (a)	1,500	25,200
Matria Healthcare, Inc. (a)	2,300	51,290
Medcath Corp. (a)	1,400	25,480

7

Molina Healthcare, Inc. (a)	1,500	36,630
Odyssey Healthcare, Inc. (a)	3,500	31,500
Pediatrix Medical Group, Inc. (a)	5,200	350,480
RehabCare Group, Inc. (a)	1,800	27,000
Res-Care, Inc. (a)	2,700	46,305
Sunrise Senior Living, Inc. (a)	4,800	106,944
		1,354,633

Home Builders — 0.6%
Champion Enterprises, Inc. (a)	8,300	83,249
Fleetwood Enterprises, Inc. (a)	6,800	31,280
M/I Homes, Inc.	1,300	22,074
Meritage Homes Corp. (a)	2,800	54,096
Monaco Coach Corp.	3,100	29,388
Skyline Corp.	700	19,474
Standard-Pacific Corp. (b)	6,938	33,719
Winnebago Industries, Inc.	3,100	52,390
		325,670

Home Furnishing — 0.4%
Audiovox Corp. Class A (a)	2,100	22,428
Bassett Furniture Industries, Inc.	1,300	16,042
Ethan Allen Interiors, Inc.	3,100	88,133
La-Z-Boy, Inc. (b)	5,500	45,870
Universal Electronics, Inc. (a)	1,500	36,315
		208,788

Household Products — 0.6%
Central Garden & Pet Co. Class A (a)	7,600	33,744
Fossil, Inc. (a)	4,900	149,646
Russ Berrie & Co., Inc. (a)	1,700	23,902
Spectrum Brands, Inc. (a) (b)	4,400	20,108
The Standard Register Co.	1,400	10,906
WD-40 Co.	1,800	59,850
		298,156

Housewares — 0.4%
Libbey, Inc.	1,500	25,260
National Presto Industries, Inc.	500	26,200
The Toro Co.	4,000	165,560
		217,020

Insurance — 3.0%
Delphi Financial Group, Inc. Class A	4,550	132,997
Hilb, Rogal & Hobbs Co.	3,900	122,733
Infinity Property & Casualty Corp.	1,692	70,387
LandAmerica Financial Group, Inc.	1,605	63,349
Navigators Group, Inc. (a)	1,400	76,160
Philadelphia Consolidated Holding Corp. (a)	6,200	199,640
Presidential Life Corp.	2,300	40,112
ProAssurance Corp. (a)	3,435	184,906
RLI Corp.	2,000	99,140
Safety Insurance Group, Inc.	1,700	58,021
SCPIE Holdings, Inc. (a)	900	24,795
Selective Insurance Group	5,710	136,355

8

Stewart Information Services Corp.	1,900	53,181
Tower Group, Inc.	2,200	55,374
Triad Guaranty, Inc. (a) (b)	1,300	6,500
United Fire & Casualty Co.	2,351	87,927
Zenith National Insurance Corp.	3,900	139,854
		1,551,431

Internet — 1.6%
Blue Coat Systems, Inc. (a)	4,100	90,364
Blue Nile, Inc. (a) (b)	1,700	92,055
CyberSources Corp. (a)	7,299	106,638
DealerTrack Holdings, Inc. (a)	3,200	64,704
Infospace, Inc.	3,600	41,652
j2 Global Communications, Inc. (a)	5,200	116,064
Knot (The), Inc. (a)	2,900	34,075
PC-Tel, Inc. (a)	2,400	16,320
Perficient, Inc. (a)	3,300	26,202
Secure Computing Corp. (a)	6,100	39,345
Stamps.com, Inc. (a)	1,800	18,468
United Online, Inc.	7,200	76,032
Websense, Inc. (a)	4,868	91,275
		813,194

Iron & Steel — 0.0%
Material Sciences Corp. (a)	1,400	10,864

Leisure Time — 0.6%
Arctic Cat, Inc. (b)	1,300	9,477
Multimedia Games, Inc. (a)	2,500	13,350
Nautilus, Inc.	3,500	11,515
Polaris Industries, Inc. (b)	3,562	146,078
WMS Industries, Inc. (a)	4,400	158,268
		338,688

Lodging — 0.1%
Marcus Corp.	2,300	44,160
Monarch Casino & Resort, Inc. (a)	1,500	26,565
		70,725

Machinery - Construction & Mining — 0.2%
Astec Industries, Inc. (a)	2,100	81,396

Machinery - Diversified — 1.8%
Albany International Corp. Class A	2,785	100,650
Applied Industrial Technologies, Inc.	3,800	113,582
Briggs & Stratton Corp.	5,300	94,870
Cascade Corp.	1,000	49,310
Cognex Corp.	4,600	100,418
Gardner Denver, Inc. (a)	5,600	207,760
Gerber Scientific, Inc. (a)	2,500	22,225
Intevac, Inc. (a)	2,300	29,785
Lindsay Corp.	1,200	122,964
Robbins & Myers, Inc.	3,700	120,805
		962,369

9

Machinery & Components — 0.2%
Watsco, Inc.	2,600	107,692

Manufacturing — 1.7%
A.O. Smith Corp.	2,300	75,601
Acuity Brands, Inc.	4,500	193,275
Barnes Group, Inc.	4,800	110,160
Ceradyne, Inc. (a)	2,900	92,684
Clarcor, Inc.	5,500	195,525
EnPro Industries, Inc. (a)	2,300	71,737
Griffon Corp. (a)	2,800	24,080
Lydall, Inc. (a)	1,800	20,610
Myers Industries, Inc.	3,000	39,390
Standex International Corp.	1,300	29,042
Sturm, Ruger & Co., Inc. (a)	2,200	18,128
Tredegar Corp.	2,300	41,883
		912,115

Media — 0.6%
4Kids Entertainment, Inc. (a)	1,400	13,678
AH Belo Corp. Class A (a)	1,900	21,717
FactSet Research Systems, Inc.	4,500	242,415
Radio One, Inc. Class D (a)	8,800	13,376
		291,186

Metal Fabricate & Hardware — 1.3%
Castle (A.M.) & Co.	1,690	45,630
Kaydon Corp. (b)	3,000	131,730
Lawson Products	480	13,224
Mueller Industries, Inc.	3,900	112,515
Quanex Corp. (b)	4,000	206,960
Valmont Industries, Inc.	1,800	158,202
		668,261

Mining — 0.9%
Amcol International Corp.	2,400	74,952
Brush Engineered Materials, Inc. (a)	2,200	56,474
Century Aluminum Co. (a)	3,121	206,735
RTI International Metals, Inc. (a)	2,500	113,025
		451,186

Office Furnishings — 0.2%
Interface, Inc. Class A	5,925	83,246

Oil & Gas — 4.1%
Atwood Oceanics, Inc. (a)	3,000	275,160
Cabot Oil & Gas Corp.	10,500	533,820
Penn Virginia Corp.	4,483	197,655
Petroleum Development Corp. (a)	1,600	110,832
Petroquest Energy, Inc. (a)	4,600	79,764
Pioneer Drilling Co. (a)	5,300	84,429
St. Mary Land & Exploration Co.	6,721	258,759
Stone Energy Corp. (a)	3,000	156,930
Swift Energy Co. (a)	3,200	143,968
Unit Corp. (a)	5,000	283,250
		2,124,567

10

Oil & Gas Services — 3.9%
Basic Energy Services, Inc. (a)	2,400	52,992
CARBO Ceramics, Inc.	2,200	88,220
Dril-Quip, Inc. (a)	2,900	134,763
Gulf Island Fabrication, Inc.	1,100	31,592
Helix Energy Solutions Group, Inc. (a)	9,715	306,023
Hornbeck Offshore Services, Inc. (a)	2,400	109,608
ION Geophysical Corp. (a)	8,800	121,440
Lufkin Industries, Inc.	1,500	95,730
Matrix Service Co. (a)	2,900	49,822
NATCO Group, Inc. Class A (a)	2,000	93,500
Oceaneering International, Inc. (a)	5,900	371,700
SEACOR Holdings, Inc. (a)	2,400	204,864
Superior Well Services, Inc. (a)	1,700	37,179
TETRA Technologies, Inc. (a)	7,900	125,136
W-H Energy Services, Inc. (a)	3,300	227,205
		2,049,774

Packaging & Containers — 0.0%
Chesapeake Corp.	2,300	11,063

Pharmaceuticals — 1.3%
Alpharma, Inc. Class A (a)	4,700	123,187
Cubist Pharmaceuticals, Inc. (a)	6,000	110,520
HealthExtras, Inc. (a)	4,000	99,360
Mannatech, Inc. (b)	1,700	12,121
Noven Pharmaceuticals, Inc. (a)	2,600	23,348
PetMed Express, Inc. (a)	2,700	29,943
PharMerica Corp. (a)	3,300	54,681
Salix Pharmaceuticals Ltd. (a)	5,100	32,028
Sciele Pharma, Inc. (a)	3,800	74,100
Theragenics Corp. (a)	4,000	15,760
USANA Health Sciences, Inc. (a) (b)	900	19,827
Viropharma, Inc. (a) (b)	7,500	67,050
		661,925

Real Estate — 0.5%
Forestar Real Estate Group, Inc. (a)	3,800	94,658
Home Properties, Inc.	3,500	167,965
		262,623

Real Estate Investment Trusts (REITS) — 5.3%
Acadia Realty Trust	3,400	82,110
BioMed Realty Trust, Inc.	7,000	167,230
Colonial Properties Trust	5,000	120,250
DiamondRock Hospitality Co.	10,100	127,967
Eastgroup Properties	2,500	116,150
Entertainment Properties Trust	3,212	158,448
Essex Property Trust, Inc.	2,681	305,580
Extra Space Storage, Inc.	7,000	113,330
Inland Real Estate Corp.	6,200	94,302
Kilroy Realty Corp.	3,495	171,639
Kite Realty Group Trust	3,100	43,400

11

Lexington Realty Trust (b)	6,500	93,665
LTC Properties, Inc.	2,200	56,562
Medical Properties Trust, Inc.	6,900	78,108
Mid-America Apartment Communities, Inc.	2,754	137,259
National Retail Properties, Inc. (b)	7,785	171,659
Parkway Properties, Inc.	1,613	59,616
Pennsylvania Real Estate Investment Trust	4,200	102,438
PS Business Parks, Inc.	1,600	83,040
Senior Housing Properties Trust	10,063	238,493
Sovran Self Storage, Inc.	2,265	96,738
Tanger Factory Outlet Centers, Inc.	3,400	130,798
		2,748,782

Retail — 6.8%
Big 5 Sporting Goods Corp.	2,300	20,171
Brown Shoe Co., Inc.	4,650	70,076
Buffalo Wild Wings, Inc. (a)	1,600	39,200
Cabela’s, Inc. Class A (a)	4,200	59,472
California Pizza Kitchen, Inc. (a)	3,050	39,986
Casey’s General Stores, Inc.	5,400	122,040
Cash America International, Inc.	3,100	112,840
Cato Corp. Class A	3,300	49,302
CEC Entertainment, Inc. (a)	2,861	82,626
Charlotte Russe Holding, Inc. (a)	2,600	45,084
Childrens Place (a)	2,500	61,400
Christopher & Banks Corp.	3,800	37,962
CKE Restaurants, Inc.	5,778	64,829
Dress Barn, Inc. (a)	4,800	62,112
The Finish Line, Inc. Class A	4,900	23,324
First Cash Financial Services, Inc. (a)	2,900	29,957
Fred’s, Inc.	4,300	44,075
Genesco, Inc. (a)	2,400	55,464
Group 1 Automotive, Inc.	2,395	56,235
The Gymboree Corp. (a)	3,000	119,640
Haverty Furniture Companies, Inc.	2,300	24,472
Hibbett Sports, Inc. (a)	3,200	49,408
Hot Topic, Inc. (a)	4,700	20,257
IHOP Corp. (b)	1,600	76,640
Insight Enterprises, Inc. (a)	5,200	91,000
Jack in the Box, Inc. (a)	6,326	169,980
Jo-Ann Stores, Inc. (a)	2,700	39,771
Jos A. Bank Clothiers, Inc. (a)	1,900	38,950
Landry’s Restaurants, Inc.	1,279	20,822
Lithia Motors, Inc. Class A	1,700	17,272
Longs Drug Stores Corp.	3,400	144,364
MarineMax, Inc. (a)	1,900	23,674
Men’s Wearhouse, Inc.	5,600	130,312
Movado Group, Inc.	2,100	40,929
O’Charley’s, Inc.	2,400	27,648
P.F. Chang’s China Bistro, Inc. (a) (b)	2,545	72,380
Panera Bread Co. Class A (a)	3,200	134,048
Papa John’s International, Inc. (a)	2,200	53,262
The PEP Boys-Manny, Moe & Jack	4,400	43,824
Quiksilver, Inc. (a)	13,300	130,473
Red Robin Gourmet Burgers, Inc. (a)	1,800	67,626

12

Ruth’s Chris Steak House (a)	2,000	13,820
School Specialty, Inc. (a)	1,800	56,772
Select Comfort Corp. (a)	4,713	16,967
Sonic Automotive, Inc.	3,100	63,705
Sonic Corp. (a)	6,543	144,208
Stage Stores, Inc.	4,378	70,924
The Steak n Shake Co. (a)	3,000	23,610
Stein Mart, Inc.	2,800	15,736
Texas Roadhouse, Inc. Class A (a)	5,700	55,860
Tractor Supply Co. (a)	3,500	138,320
Triarc Cos. Class B	6,856	47,375
Tuesday Morning Corp. (a) (b)	3,200	16,576
Tween Brands, Inc. (a)	2,600	64,324
World Fuel Services Corp.	3,100	87,017
Zale Corp. (a)	4,500	88,920
Zumiez, Inc. (a)	1,900	29,811
		3,546,852

Savings & Loans — 0.7%
Anchor Bancorp Wisconsin, Inc.	1,900	36,043
BankAtlantic Bancorp, Inc. Class A	4,500	17,595
Bankunited Financial Corp. Class A (b)	3,400	17,034
Brookline Bancorp, Inc.	6,200	71,176
Dime Community Bancshares	2,700	47,196
Downey Financial Corp. (b)	2,100	38,598
FirstFed Financial Corp. (a) (b)	1,413	38,363
Flagstar Bancorp, Inc.	3,900	28,158
Franklin Bank Corp. (a)	2,600	7,878
Guaranty Financial Group, Inc. (a)	3,800	40,356
		342,397

Semiconductors — 3.1%
Actel Corp. (a)	2,800	42,868
ATMI, Inc. (a)	3,500	97,405
Axcelis Technologies, Inc. (a)	10,900	61,040
Brooks Automation, Inc. (a)	6,973	67,778
Cabot Microelectronics Corp. (a)	2,500	80,375
Cohu, Inc.	2,400	39,000
Diodes, Inc. (a) (b)	3,400	74,664
DSP Group, Inc. (a)	3,493	44,501
Exar Corp. (a)	5,000	41,150
Kopin Corp. (a)	7,800	20,748
Kulicke & Soffa Industries, Inc. (a)	5,758	27,523
Micrel, Inc.	5,500	50,985
Microsemi Corp. (a)	8,320	189,696
MKS Instruments, Inc. (a)	4,900	104,860
Pericom Semiconductor Corp. (a)	2,800	41,104
Photronics, Inc. (a)	4,500	42,975
Rudolph Technologies, Inc. (a)	3,100	30,287
Skyworks Solutions, Inc. (a)	17,300	125,944
Standard Microsystems Corp. (a)	2,500	72,950
Supertex, Inc. (a)	1,400	28,574
Ultratech, Inc. (a)	2,500	24,025
Varian Semiconductor Equipment Associates, Inc. (a)	8,100	228,015
Veeco Instruments, Inc. (a)	3,400	56,542
		1,593,009

13

Software — 4.0%
Allscripts Healthcare Solutions, Inc. (a)	6,100	62,952
Ansys, Inc. (a)	8,294	286,309
Avid Technology, Inc. (a)	3,500	85,190
Blackbaud, Inc.	4,700	114,116
Captaris, Inc. (a)	3,100	13,702
Concur Technologies, Inc. (a)	4,691	145,656
Digi International, Inc. (a)	2,700	31,158
Epicor Software Corp. (a)	6,200	69,440
EPIQ Systems, Inc. (a)	3,249	50,424
Informatica Corp. (a)	9,400	160,364
JDA Software Group, Inc. (a)	2,800	51,100
ManTech International Corp. Class A (a)	2,100	95,256
Omnicell, Inc. (a)	3,700	74,370
Phase Forward, Inc. (a)	4,500	76,860
Phoenix Technologies Ltd. (a)	2,900	45,414
Progress Software Corp. (a)	4,500	134,640
Quality Systems, Inc. (b)	1,900	56,753
Smith Micro Software, Inc. (a) (b)	3,200	19,584
SPSS, Inc. (a)	1,900	73,682
SYNNEX Corp. (a)	1,800	38,196
Take-Two Interactive Software, Inc. (a)	8,200	209,264
THQ, Inc. (a)	7,100	154,780
Tyler Technologies, Inc. (a)	3,600	50,328
		2,099,538

Storage & Warehousing — 0.1%
Mobile Mini, Inc. (a) (b)	3,700	70,300

Telecommunications — 1.8%
Adaptec, Inc. (a)	13,200	38,808
Anixter International, Inc. (a)	3,201	204,992
Applied Signal Technology, Inc.	1,300	15,340
Arris Group, Inc. (a)	14,402	83,820
Black Box Corp.	1,900	58,615
Comtech Telecommunications (a)	2,600	101,400
Ditech Networks, Inc. (a)	2,800	8,232
Fairpoint Communications, Inc.	9,500	85,690
General Communication, Inc. Class A (a)	4,900	30,086
Harmonic, Inc. (a)	10,000	76,000
Netgear, Inc. (a)	3,800	75,810
Network Equipment Technologies, Inc. (a)	2,900	19,053
Novatel Wireless, Inc. (a)	3,465	33,541
Symmetricom, Inc. (a)	4,900	17,101
Tollgrade Communications, Inc. (a)	1,700	8,908
Viasat, Inc. (a)	2,800	60,816
		918,212

Textiles — 0.3%
Angelica Corp.	1,100	19,734
G&K Services, Inc. Class A	2,100	74,781
Unifirst Corp.	1,500	55,635
		150,150

14

Toys, Games & Hobbies — 0.2%
JAKKS Pacific, Inc. (a)	3,000	82,710
RC2 Corp. (a)	1,864	39,088
		121,798

Transportation — 2.6%
Arkansas Best Corp.	2,700	86,022
Bristow Group, Inc. (a)	2,600	139,542
Forward Air Corp.	3,100	109,864
Heartland Express, Inc.	5,999	85,546
Hub Group, Inc. Class A (a)	4,000	131,560
Kirby Corp. (a)	5,700	324,900
Knight Transportation, Inc.	6,100	100,406
Landstar System, Inc.	5,600	292,096
Old Dominion Freight Line, Inc. (a)	3,000	95,490
		1,365,426

Water — 0.1%
American States Water Co.	1,800	64,800

TOTAL EQUITIES (Cost $58,718,248)		51,317,579

	Number of
	Shares	Market Value
MUTUAL FUND - 0.1%
Investment Companies
iShares S&P SmallCap 600 Index Fund	573	34,340

TOTAL MUTUAL FUND (Cost $35,710)		34,340

TOTAL LONG TERM INVESTMENTS (Cost $58,753,958)		51,351,919

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.1%
Cash Equivalents — 5.2% (e)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	191,278	191,278
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	163,953	163,953
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	109,302	109,302
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	109,302	109,302
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	81,976	81,976
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	81,976	81,976
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	163,953	163,953

15

BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	81,976	81,976
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	81,976	81,976
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	69,600	69,600
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	54,651	54,651
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	163,953	163,953
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	81,976	81,976
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	95,639	95,639
Reserve Primary Money Market Fund (c)		27,325	27,325
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	136,627	136,627
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	81,976	81,976
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	95,639	95,639
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	95,639	95,639
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	95,639	95,639
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	53,025	53,025
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	122,964	122,964
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	245,929	245,929
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	150,290	150,290
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	81,976	81,976
			2,718,540

Repurchase Agreements — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (f)		379,545	379,545

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (d)
2.970%	06/26/2008	90,000	89,362

TOTAL SHORT-TERM INVESTMENTS (Cost $3,187,447)			3,187,447

TOTAL INVESTMENTS — 104.7% (Cost $61,941,405) (g)			$54,539,366

Other Assets/(Liabilities) — (4.7%)			(2,460,096)

NET ASSETS — 100.0%			$52,079,270

16

Notes to Portfolio of Investments

(a)                        Non-income producing security.

(b)                       Denotes all or a portion of security on loan. (Note 2).

(c)                        Principal amount represents shares owned of the fund.

(d)                       This security is held as collateral for open futures contracts. (Note 2).

(e)                        Represents investments of security lending collateral. (Note 2).

(f)                          Maturity value of $379,556. Collateralized by a U.S. Government Agency obligation with a rate of 4.810%, maturity date of 9/01/2035, and an aggregate market value, including accrued interest, of $390,055.

(g)                       See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MML Global Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.5%
COMMON STOCK — 95.9%
Advertising — 1.1%
IPSOS	8,277	257,519
SR Teleperformance	6,330	236,012
		493,531

Aerospace & Defense — 1.4%
L-3 Communications Holdings, Inc.	2,250	246,015
Raytheon Co.	2,350	151,833
United Technologies Corp.	3,525	242,590
		640,438

Auto Manufacturers — 0.7%
Nissan Motor Co. Ltd.	41,300	342,132

Automotive & Parts — 1.8%
Bosch Corp.	12,200	49,635
Continental AG	4,403	449,151
EXEDY Corp.	2,100	59,980
Hyundai Mobis	1,885	147,103
NIFCO, INC.	6,000	139,803
		845,672

Banks — 9.3%
Allied Irish Banks PLC	9,355	198,220
Banco Santander SA	14,305	285,308
Bank of America Corp.	14,200	538,322
The Bank of New York Mellon Corp.	6,550	273,331
Barclays PLC	29,546	267,624
BNP Paribas	1,408	142,434
Daegu Bank	13,160	176,909
Danske Bank A/S	3,560	131,696
DnB Nor ASA	29,935	456,835
Fortis	9,466	238,245
Hypo Real Estate Holding AG	8,216	214,019
Lloyds TSB Group PLC	56,038	502,973
State Street Corp.	2,700	213,300
U.S. Bancorp	7,050	228,138
UBI Banca - Unione Di Banche Italiane ScpA	11,105	285,438
Wachovia Corp.	5,870	158,490
		4,311,282

Beverages — 1.6%
InBev NV	6,408	565,560
Pernod-Ricard SA	1,545	159,267
		724,827

Building Materials — 2.4%
CRH PLC	17,093	647,133
Marazzi Gruppo Ceramiche SpA	21,159	172,883
Titan Cement Co. SA	3,030	129,186
Wavin NV	12,360	154,288
		1,103,490

1

Chemicals — 2.0%
Praxair, Inc.	2,900	244,267
Ultrapar Participaceos SA Sponsored ADR (Brazil)	6,635	228,708
Wacker Chemie AG	2,320	475,294
		948,269

Commercial Services — 2.5%
Experian Group Ltd.	23,487	171,118
MacDonald Dettwiler & Associates Ltd. (a)	14,215	643,012
Northgate PLC	9,419	106,301
RPS Group PLC	23,548	150,766
Stantec, Inc. (a)	3,530	103,453
		1,174,650

Computers — 2.3%
Alten (a)	1,145	33,878
International Business Machines Corp.	3,400	391,476
TPV Technology Ltd.	411,000	244,291
Wincor Nixdorf AG	5,042	403,901
		1,073,546

Cosmetics & Personal Care — 1.4%
Natura Cosmeticos SA	15,925	165,572
The Procter & Gamble Co.	6,750	472,972
		638,544

Diversified Financial — 3.4%
Citigroup, Inc.	19,650	420,903
Freddie Mac	8,945	226,487
JP Morgan Chase & Co.	18,155	779,757
Morgan Stanley	3,550	162,235
		1,589,382

Electric — 1.4%
Entergy Corp.	3,725	406,323
Public Service Enterprise Group, Inc.	6,500	261,235
		667,558

Electrical Components & Equipment — 2.0%
Energizer Holdings, Inc. (a)	2,350	212,628
Laird Group PLC	12,045	120,756
Leoni AG	6,725	321,950
Zumtobel AG	9,765	260,303
		915,637

Electronics — 1.5%
Chemring Group PLC	5,365	261,669
Halma PLC	30,700	118,078
Ibiden Co. Ltd.	4,400	173,651
Rexel SA (a)	7,850	138,630
		692,028

2

Engineering & Construction — 0.5%
Chiyoda Corp.	24,000	221,117

Foods — 0.9%
Colruyt SA	975	252,009
Nestle SA Registered	290	145,099
Unicharm Petcare Corp.	1,400	44,186
		441,294

Gas — 0.7%
Sempra Energy	6,100	325,008

Health Care - Products — 4.4%
Baxter International, Inc.	8,900	514,598
Covidien Ltd.	10,700	473,475
Hogy Medical Co. Ltd.	2,800	144,567
Johnson & Johnson	7,030	456,036
Nihon Kohden Corp.	11,900	272,362
Zimmer Holdings, Inc. (a)	2,100	163,506
		2,024,544

Health Care - Services — 0.7%
Aetna, Inc.	5,000	210,450
Health Net, Inc. (a)	3,690	113,652
		324,102

Holding Company - Diversified — 0.4%
DCC PLC	8,170	193,014

Home Furnishing — 0.3%
Advanced Digital Broadcast Holdings SA (a)	3,494	98,583
Nobia AB (a)	7,540	65,049
		163,632

Insurance — 5.7%
American International Group, Inc.	9,000	389,250
Amlin PLC	35,892	193,336
Berkshire Hathaway, Inc. Class B (a)	50	223,645
Lincoln National Corp.	7,970	414,440
Metlife, Inc.	9,030	544,148
Milano Assicurazioni SpA	46,215	310,049
Prudential Financial, Inc.	2,100	164,325
Swiss Reinsurance	4,770	417,408
		2,656,601

Iron & Steel — 1.0%
Kloeckner & Co. AG	4,655	238,306
Sumitomo Metal Industries Ltd.	55,000	211,239
		449,545

Leisure Time — 1.3%
Raymarine PLC	24,395	112,971
Sankyo Co. Ltd.	4,600	274,316
Yamaha Motor Co. Ltd.	11,700	215,935
		603,222

3

Machinery - Construction & Mining — 0.6%
Caterpillar, Inc.	2,200	172,238
Terex Corp. (a)	2,100	131,250
		303,488

Machinery - Diversified — 1.2%
Pfeiffer Vacuum Technology AG	2,310	213,160
Rockwell Automation, Inc.	6,300	361,746
		574,906

Manufacturing — 1.9%
Aalberts Industries NV	12,200	261,014
General Electric Co.	16,300	603,263
		864,277

Media — 1.9%
Corus Entertainment, Inc. Class B	8,665	151,843
Informa PLC	45,325	281,862
News Corp. Class A	14,620	274,125
Viacom, Inc. Class B (a)	4,650	184,233
		892,063

Metal Fabricate & Hardware — 2.4%
Maruichi Steel Tube Ltd.	8,200	273,912
Tenaris SA ADR (Luxembourg)	5,690	283,646
Vallourec SA	2,263	550,847
		1,108,405

Mining — 2.6%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	17,235	502,400
Freeport-McMoRan Copper & Gold, Inc.	3,831	368,619
Paladin Energy Ltd. (a)	70,836	331,388
		1,202,407

Oil & Gas — 16.4%
Addax Petroleum Corp.	9,485	376,078
Apache Corp.	5,100	616,182
C.A.T oil AG (a)	15,070	255,056
Canadian Natural Resources Ltd.	7,675	524,760
Chevron Corp.	1,205	102,859
ConocoPhillips Co.	5,320	405,437
Dragon Oil PLC (a)	45,418	406,234
Exxon Mobil Corp.	12,400	1,048,792
First Calgary Petroleums Ltd. (a)	45,660	128,394
Occidental Petroleum Corp.	13,130	960,722
Petroleo Brasileiro SA Sponsored ADR (Brazil)	6,005	613,171
Quicksilver Resources, Inc. (a)	5,920	216,258
Suncor Energy, Inc.	4,197	405,150
Talisman Energy, Inc.	15,390	272,685
Total SA Sponsored ADR (France)	4,405	326,014
Tullow Oil PLC	20,489	268,668
Woodside Petroleum Ltd.	6,298	313,227
XTO Energy, Inc.	5,967	369,119
		7,608,806

4

Oil & Gas Services — 0.5%
Prosafe SE	13,980	220,680

Packaging & Containers — 1.2%
Gerresheimer AG (a)	4,655	234,439
Pactiv Corp. (a)	11,800	309,278
		543,717

Pharmaceuticals — 2.2%
Eli Lilly & Co.	1,000	51,590
GlaxoSmithKline PLC	4,810	101,976
NBTY, Inc. (a)	14,800	443,260
OPG Groep NV	4,405	124,615
Pfizer, Inc.	14,450	302,438
		1,023,879

Retail — 3.6%
CVS Caremark Corp.	14,400	583,344
Macy’s, Inc.	11,400	262,884
McDonald’s Corp.	4,300	239,811
Punch Taverns PLC	18,836	201,399
Tiffany & Co.	4,450	186,188
Wal-Mart Stores, Inc.	3,600	189,648
		1,663,274

Savings & Loans — 0.6%
New York Community Bancorp, Inc. (b)	14,395	262,277

Semiconductors — 0.9%
Applied Materials, Inc.	10,300	200,953
ASML Holding NV (a)	700	17,236
Intel Corp.	8,600	182,148
		400,337

Telecommunications — 7.4%
AT&T, Inc.	15,050	576,415
Cisco Systems, Inc. (a)	21,150	509,503
Corning, Inc.	16,500	396,660
KT Corp.	5,930	281,533
Nokia Oyj	6,260	199,361
Option NV (a)	15,150	138,858
Sepura Ltd. (a)	43,020	67,475
Sprint Nextel Corp.	29,300	196,017
Telefonica SA	4,595	132,167
Verizon Communications, Inc.	9,900	360,855
Vodafone Group PLC	188,404	564,404
		3,423,248

Textiles — 0.7%
Toray Industries, Inc.	50,000	329,081

Transportation — 1.1%
Euronav SA	5,066	192,955
TNT NV	8,785	326,898
		519,853

5

TOTAL COMMON STOCK (Cost $45,439,225)		44,503,763

PREFERRED STOCK — 0.6%
Auto Manufacturers — 0.5%
Porsche Automobil Holdings SE	1,245	228,718

Internet — 0.1%
Universo Online SA (a)	15,750	68,208

TOTAL PREFERRED STOCK (Cost $221,352)		296,926

TOTAL EQUITIES (Cost $45,660,577)		44,800,689

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 3.7%
Cash Equivalents — 0.4% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	14,426	14,426
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	12,365	12,365
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	8,243	8,243
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	8,243	8,243
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	6,183	6,183
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	6,183	6,183
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	12,365	12,365
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	6,183	6,183
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	6,180	6,180
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	5,249	5,249
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	4,122	4,122
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	12,365	12,365
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	6,183	6,183
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	7,213	7,213
Reserve Primary Money Market Fund (c)		2,061	2,061
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	10,304	10,304

6

Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	6,183	6,183
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	7,213	7,213
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	7,213	7,213
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	7,213	7,213
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	3,999	3,999
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	9,274	9,274
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	18,548	18,548
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	11,335	11,335
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	6,183	6,183
			205,029

Repurchase Agreements — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)		1,521,264	1,521,264

TOTAL SHORT-TERM INVESTMENTS (Cost $1,726,293)			1,726,293

TOTAL INVESTMENTS — 100.2% (Cost $47,386,870) (f)			$46,526,982

Other Assets/(Liabilities) — (0.2%)			(96,995)

NET ASSETS — 100.0%			$46,429,987

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)                        Non-income producing security.

(b)                       Denotes all or a portion of security on loan. (Note 2).

(c)                        Principal amount represents shares owned of the fund.

(d)                       Represents investments of security lending collateral. (Note 2).

(e)                        Maturity value of $1,521,308. Collateralized by a U.S. Government Agency obligation with a rate of 4.630%, maturity date of 7/01/2035, and an aggregate market value, including accrued interest, of $1,553,061.

(f)                          See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MML Foreign Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 93.4%
COMMON STOCK — 93.4%
Aerospace & Defense — 2.5%
BAE Systems PLC	468,220	4,510,552
Empresa Brasileira de Aeronautica SA ADR (Brazil)	70,250	2,775,578
Rolls-Royce Group PLC (a)	94,476	755,844
Rolls-Royce Group PLC Class B (b)	8,465,050	16,808
		8,058,782

Apparel — 0.4%
Burberry Group PLC	148,462	1,327,753

Auto Manufacturers — 1.6%
Bayerische Motoren Werke AG	67,981	3,757,461
Toyota Motor Corp. ADR	14,610	1,474,003
		5,231,464

Automotive & Parts — 2.0%
Compagnie Generale des Etablissements Michelin Class B	28,800	3,008,882
GKN PLC	242,496	1,464,617
NGK Spark Plug Co., Ltd.	102,000	1,327,435
Valeo SA	20,001	793,877
		6,594,811

Banks — 6.8%
Banco Santander SA	104,831	2,090,818
DBS Group Holdings, Ltd.	167,653	2,200,994
HSBC Holdings PLC	205,600	3,374,674
Intesa Sanpaolo	429,442	3,037,922
Kookmin Bank Sponsored ADR (Korea)	32,681	1,831,770
Mitsubishi Tokyo Financial Group, Inc.	193,000	1,676,845
Nordea Bank AB	116,605	1,888,945
Royal Bank of Scotland Group PLC	397,706	2,662,250
UniCredito Italiano SpA	510,306	3,414,943
		22,179,161

Chemicals — 1.3%
Lonza Group AG Registered	32,250	4,284,039

Commercial Services — 2.8%
G4S PLC	983,650	4,447,316
Rentokil Initial PLC	362,302	699,805
Securitas AB Class B	73,842	977,179
Securitas Systems AB Class B	73,842	215,343
Vedior NV	89,940	2,622,256
		8,961,899

Computers — 0.8%
Compal Electronics, Inc.	824,520	792,783
Lite-On Technology Corp.	1,022,822	1,192,940
Qimonda AG Sponsored ADR (Germany) (a)	158,800	684,428
		2,670,151

1

Diversified Financial — 3.7%
Aiful Corp.	86,098	1,383,362
Hana Financial Group, Inc.	38,920	1,600,330
Invesco Ltd.	104,963	2,556,899
Mega Financial Holding Co. Ltd.	1,577,000	1,239,940
Nomura Holdings, Inc.	72,512	1,088,896
Promise Co. Ltd.	68,150	1,974,828
Shinhan Financial Group Co. Ltd.	39,560	2,090,301
		11,934,556

Electric — 2.9%
E.ON AG	28,360	5,253,189
National Grid PLC	83,533	1,146,785
Suez SA	47,044	3,094,036
		9,494,010

Electrical Components & Equipment — 1.5%
Gamesa Corporacion Tecnologica SA	85,643	3,911,622
Hitachi Ltd.	183,604	1,090,132
		5,001,754

Electronics — 2.1%
Flextronics International Ltd. (a)	85,990	807,446
Koninklijke Philips Electronics NV	91,150	3,493,429
Mabuchi Motor Co. Ltd.	26,653	1,293,588
Venture Corp. Ltd.	159,387	1,227,733
		6,822,196

Energy - Alternate Sources — 1.0%
Vestas Wind Systems A/S (a)	30,502	3,341,430

Food Services — 1.3%
Compass Group PLC	652,012	4,171,195

Foods — 4.7%
Cadbury Schweppes PLC	207,920	2,284,745
George Weston Ltd.	62,000	2,848,592
Nestle SA Registered	11,189	5,598,310
Unilever PLC	139,107	4,695,424
		15,427,071

Forest Products & Paper — 1.2%
Stora Enso Oyj Class R	154,009	1,785,158
UPM-Kymmene Oyj (c)	128,810	2,289,729
		4,074,887

Gas — 0.3%
Centrica PLC	160,139	948,210

Holding Company - Diversified — 0.6%
Hutchison Whampoa Ltd.	189,291	1,805,229

Home Furnishing — 0.9%
Sony Corp.	52,235	2,085,730
Thomson Multimedia SA	101,660	708,010
		2,793,740

2

Insurance — 7.3%
ACE Ltd.	52,664	2,899,680
Aviva PLC	344,580	4,224,063
AXA SA	79,743	2,888,912
ING Groep NV	131,242	4,911,848
Muenchener Rueckversicherungs AG	18,160	3,553,634
Old Mutual PLC	1,311,736	2,877,343
Swiss Reinsurance	26,960	2,359,187
		23,714,667

Internet — 0.9%
Check Point Software Technologies Ltd. (a)	126,059	2,823,722

Iron & Steel — 0.6%
POSCO ADR	15,301	1,820,513

Leisure Time — 0.4%
TUI AG (a)	48,560	1,246,222

Machinery - Diversified — 0.3%
Ebara Corp. (c)	281,000	867,356

Manufacturing — 3.0%
FUJIFILM Holdings Corp.	73,526	2,607,452
Olympus Corp.	52,210	1,584,395
Siemens AG	42,496	4,616,622
Smiths Group PLC	47,106	879,077
		9,687,546

Media — 5.1%
British Sky Broadcasting Group PLC	297,224	3,295,337
Mediaset SpA	326,852	3,034,099
Pearson PLC	251,304	3,397,206
Reed Elsevier NV	114,633	2,189,326
Vivendi SA	95,940	3,757,015
Yell Group PLC	300,297	918,023
		16,591,006

Mining — 0.7%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	74,872	2,182,519

Oil & Gas — 7.8%
BP PLC	417,384	4,228,068
ENI SpA	136,630	4,662,234
Repsol YPF SA	76,421	2,640,159
Royal Dutch Shell PLC Class B	141,894	4,778,335
Sasol Ltd., Sponsored ADR (South Africa)	81,380	3,937,978
Total SA	67,712	5,040,261
		25,287,035

Oil & Gas Services — 1.0%
SBM Offshore NV	100,212	3,235,098

3

Packaging & Containers — 0.7%
Amcor Ltd.	362,922	2,373,616

Pharmaceuticals — 6.2%
Celesio AG	63,560	3,147,972
GlaxoSmithKline PLC	191,344	4,056,641
Merck KGaA	22,230	2,743,574
Novartis AG	92,030	4,723,256
Sanofi-Aventis	49,288	3,702,182
Sanofi-Aventis	5,590	418,446
Takeda Pharmaceutical Co. Ltd.	24,346	1,228,894
		20,020,965

Real Estate — 0.8%
Cheung Kong Holdings	187,215	2,693,561

Retail — 1.2%
Kingfisher PLC	960,424	2,516,338
Wolseley PLC	119,860	1,259,563
		3,775,901

Semiconductors — 3.5%
Infineon Technologies AG (a)	260,107	1,830,973
Samsung Electronics Co. Ltd.	8,883	5,644,489
Taiwan Semiconductor Manufacturing Co. Ltd.	1,852,626	3,857,336
		11,332,798

Software — 0.5%
SAP AG, Sponsored ADR	33,070	1,639,280

Telecommunications — 13.8%
China Telecom Corp., Ltd. Class H	4,991,643	3,132,344
Chunghwa Telecom Co. Ltd., Sponsored ADR (Taiwan)	91,743	2,387,153
Eutelsat Communications (a)	61,250	1,675,647
France Telecom SA	157,727	5,308,715
Mobile Telesystems OJSC Sponsored ADR (Russia)	37,930	2,876,991
Singapore Telecommunications Ltd.	1,766,000	5,051,737
SK Telecom Co. Ltd. ADR (South Korea)	55,680	1,203,245
Telefonaktiebolaget LM Ericsson, Sponsored ADR	73,310	1,440,542
Telefonica SA Sponsored ADR (Spain)	78,065	6,753,403
Telefonos de Mexico SA de CV Class L Sponsored ADR (Mexico)	62,603	2,353,873
Telekom Austria AG	156,560	3,243,263
Telenor ASA (a)	253,576	4,879,716
Vodafone Group PLC Sponsored ADR (United Kingdom)	147,973	4,366,683
		44,673,312

Transportation — 1.2%
Deutsche Post AG	129,321	3,956,556

TOTAL EQUITIES (Cost $294,901,453)		303,044,011

4

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 4.4%
Cash Equivalents — 0.3%(e)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	70,061	70,061
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	60,052	60,052
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	40,035	40,035
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	40,035	40,035
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	30,027	30,027
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	30,027	30,027
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	60,053	60,053
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	30,027	30,027
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	30,027	30,027
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	25,493	25,493
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	20,018	20,018
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	60,053	60,053
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	30,027	30,027
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	35,031	35,031
Reserve Primary Money Market Fund(d)
		10,009	10,009
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	50,044	50,044
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	30,027	30,027
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	35,031	35,031
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	35,031	35,031
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	35,031	35,031
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	19,422	19,422
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	45,040	45,040

5

Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	90,079	90,079
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	55,049	55,049
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	30,027	30,027
			995,756

Repurchase Agreements — 4.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (f)		13,122,669	13,122,669

TOTAL SHORT-TERM INVESTMENTS (Cost $14,118,425)			14,118,425

TOTAL INVESTMENTS — 97.8% (Cost $309,019,878) (g)			$317,162,436

Other Assets/(Liabilities) — 2.2%			7,187,156

NET ASSETS — 100.0%			$324,349,592

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)                        Non-income producing security.

(b)                       This security is valued in good faith under procedures established by the Board of Trustees.

(c)                        Denotes all or a portion of security on loan. (Note 2).

(d)                       Principal amount represents shares owned of the fund.

(e)                        Represents investments of security lending collateral. (Note 2).

(f)                          Maturity value of $13,123,051. Collateralized by U.S. Government Agency obligations with rates ranging from 3.168% to 5.322%, maturity dates ranging from 1/01/2035 to 1/15/2035, and an aggregate market value, including accrued interest, of $13,385,916.

(g)                       See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MML Conservative Allocation Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.2%
Financial Services
MML Blue Chip Growth Fund	161,599	1,682,240
MML Equity Fund	56,233	1,170,480
MML Equity Income Fund	118,907	1,175,986
MML Inflation-Protected Bond Fund	313,603	3,449,634
MML Managed Bond Fund	343,338	4,279,941
MML Mid Cap Growth Fund	50,704	506,022
MML Mid Cap Value Fund	39,406	342,044
MML Small Cap Equity Fund	62,623	504,497
Oppenheimer Global Securities Fund, Non-Service Shares	22,377	680,030
Oppenheimer International Fund, Non-Service Shares	356,981	688,973
Oppenheimer Strategic Bond Fund, Non-Service Shares	482,045	2,588,584
		17,068,431

TOTAL MUTUAL FUNDS (Cost $17,109,599)		17,068,431

TOTAL INVESTMENTS — 100.2% (Cost $17,109,599) (a)		$17,068,431

Other Assets/(Liabilities) — (0.2%)		(33,866)

NET ASSETS — 100.0%		$17,034,565

Notes to Portfolio of Investments

(a)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MML Balanced Allocation Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.1%
Financial Services
MML Blue Chip Growth Fund	225,727	2,349,822
MML Concentrated Growth Fund, Class I	159,714	1,544,431
MML Equity Fund	99,408	2,069,162
MML Equity Income Fund	236,135	2,335,376
MML Inflation-Protected Bond Fund	480,913	5,290,043
MML Managed Bond Fund	316,581	3,946,393
MML Mid Cap Growth Fund	78,306	781,499
MML Mid Cap Value Fund	90,771	787,894
MML Small Cap Equity Fund	96,576	778,019
Oppenheimer Global Securities Fund, Non-Service Shares	34,626	1,052,283
Oppenheimer International Fund, Non-Service Shares	687,250	1,326,393
Oppenheimer Strategic Bond Fund, Non-Service Shares	740,237	3,975,075
		26,236,390

TOTAL MUTUAL FUNDS (Cost $26,432,946)		26,236,390

TOTAL INVESTMENTS — 100.1% (Cost $26,432,946) (a)		$26,236,390

Other Assets/(Liabilities) — (0.1%)		(34,854)

NET ASSETS — 100.0%		$26,201,536

Notes to Portfolio of Investments

(a)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MML Moderate Allocation Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.1%
Financial Services
MML Blue Chip Growth Fund	754,070	7,849,871
MML Concentrated Growth Fund, Class I	560,919	5,424,086
MML Equity Fund	299,090	6,225,500
MML Equity Income Fund	788,843	7,801,659
MML Inflation-Protected Bond Fund	1,081,429	11,895,720
MML Managed Bond Fund	949,152	11,831,818
MML Mid Cap Growth Fund	235,461	2,349,906
MML Mid Cap Value Fund	363,898	3,158,633
MML Small Cap Equity Fund	290,667	2,341,630
MML Small Cap Growth Equity Fund	158,796	2,349,531
Oppenheimer Global Securities Fund, Non-Service Shares	130,054	3,952,353
Oppenheimer International Fund, Non-Service Shares	2,888,279	5,574,379
Oppenheimer Strategic Bond Fund, Non-Service Shares	1,479,480	7,944,805
		78,699,891

TOTAL MUTUAL FUNDS (Cost $79,108,394)		78,699,891

TOTAL INVESTMENTS — 100.1% (Cost $79,108,394) (a)		$78,699,891

Other Assets/(Liabilities) — (0.1%)		(40,482)

NET ASSETS — 100.0%		$78,659,409

Notes to Portfolio of Investments

(a)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MML Growth Allocation Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MML Blue Chip Growth Fund	1,448,062	15,074,327
MML Concentrated Growth Fund, Class I	1,063,970	10,288,587
MML Equity Fund	552,218	11,494,319
MML Equity Income Fund	1,398,413	13,830,300
MML Inflation-Protected Bond Fund	960,410	10,564,506
MML Managed Bond Fund	749,146	9,338,610
MML Mid Cap Growth Fund	463,998	4,630,698
MML Mid Cap Value Fund	538,082	4,670,549
MML Small Cap Equity Fund	572,584	4,612,778
MML Small Cap Growth Equity Fund	234,419	3,468,438
Oppenheimer Global Securities Fund, Non-Service Shares	230,827	7,014,834
Oppenheimer International Fund, Non-Service Shares	6,107,743	11,787,944
Oppenheimer Strategic Bond Fund, Non-Service Shares	1,752,530	9,411,085
		116,186,975

TOTAL MUTUAL FUNDS (Cost $117,195,478)		116,186,975

TOTAL INVESTMENTS — 100.0% (Cost $117,195,478) (a)		$116,186,975

Other Assets/(Liabilities) — 0.0%		(45,025)

NET ASSETS — 100.0%		$116,141,950

Notes to Portfolio of Investments

(a)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MML Aggressive Allocation Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.3%
Financial Services
MML Blue Chip Growth Fund	160,835	1,674,293
MML Concentrated Growth Fund, Class I	121,451	1,174,429
MML Equity Fund	56,845	1,183,217
MML Equity Income Fund	144,046	1,424,618
MML Inflation-Protected Bond Fund	44,332	487,651
MML Managed Bond Fund	29,147	363,340
MML Mid Cap Growth Fund	71,711	715,676
MML Mid Cap Value Fund	69,268	601,244
MML Small Cap Equity Fund	73,549	592,514
MML Small Cap Growth Equity Fund	40,234	595,292
Oppenheimer Global Securities Fund, Non-Service Shares	35,723	1,085,636
Oppenheimer International Fund, Non-Service Shares	882,489	1,703,204
Oppenheimer Strategic Bond Fund, Non-Service Shares	68,192	366,193
		11,967,307
TOTAL MUTUAL FUNDS (Cost $12,153,161)		11,967,307

TOTAL INVESTMENTS — 100.3% (Cost $12,153,161) (a)		$11,967,307

Other Assets/(Liabilities) — (0.3%)		(33,259)

NET ASSETS — 100.0%		$11,934,048

Notes to Portfolio of Investments

(a)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

Notes to Financial Statements (Unaudited)

1.              The Fund

MML Series Investment Fund (‘‘MML Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a no-load, open-end, management investment company. MML Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are twenty-four series of MML Trust (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’): MML Large Cap Value Fund (“Large Cap Value Fund”), MML Equity Index Fund (“Equity Index Fund”), MML Growth Equity Fund (“Growth Equity Fund”), MML NASDAQ-100® Fund (formerly MML OTC 100 Fund) (“NASDAQ-100 Fund”), MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MML Emerging Growth Fund (“Emerging Growth Fund”), MML Asset Allocation Fund (“Asset Allocation Fund”), MML Equity Income Fund (“Equity Income Fund”), MML Income & Growth Fund (“Income & Growth Fund”), MML Growth & Income Fund (“Growth & Income Fund”), MML Blue Chip Growth Fund (“Blue Chip Growth Fund”), MML Large Cap Growth Fund (“Large Cap Growth Fund”), MML Concentrated Growth Fund (“Concentrated Growth Fund”), MML Mid Cap Value Fund (“Mid Cap Value Fund”), MML Mid Cap Growth Fund (“Mid Cap Growth Fund”), MML Small/Mid Cap Value Fund (formerly MML Small Cap Value Fund) (“Small/Mid Cap Value Fund”), MML Small Cap Index Fund (“Small Cap Index Fund”), MML Global Fund (“Global Fund”), MML Foreign Fund (“Foreign Fund”), MML Conservative Allocation Fund (“Conservative Allocation Fund”), MML Balanced Allocation Fund (“Balanced Allocation Fund”), MML Moderate Allocation Fund (“Moderate Allocation Fund”), MML Growth Allocation Fund (“Growth Allocation Fund”) and MML Aggressive Allocation Fund (“Aggressive Allocation Fund”). MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company are the record owners of all the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund commenced operations on August 31, 2007.

MML Trust was established by Massachusetts Mutual Life Insurance Company (‘‘MassMutual’’) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Equity Index Fund offers three classes of shares: Class I, Class II and Class III.  The Concentrated Growth Fund and Global Fund offer two classes of shares: Class I and Class II.  Each share class invests in the same portfolio of assets.  The principal difference among the classes is the level of service and administration fees borne by the classes.  Because each class will have different fees and expenses, performance and share prices among the classes will vary.  The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value.  Shares of other funds are valued at their net asset value as reported on each business day.  All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide prices for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser.  In such cases, market maker quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security, if the investment adviser has experience obtaining quotations from the market maker and the investment adviser determines that quotations obtained by it from the market maker in the past have generally been reliable (or, if the investment adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable); in any such case, the investment adviser shall review any market quotations so obtained, in light of other information in its possession, for their general reliability.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the MML Trust’s foreign funds.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.  All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Funds investments carried at value:

Asset Valuation Inputs

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Large Cap Value Fund	$250,341,930	$17,154,574	—	$267,496,504
Equity Index Fund	363,904,625	1,700,009	—	365,604,634
Growth Equity Fund	15,702,830	189,900	—	15,892,730
NASDAQ-100 Fund	8,656,726	119,261	—	8,775,987
Small Cap Growth Equity Fund	195,751,558	42,976,651	—	238,728,209
Emerging Growth Fund	15,124,659	972,663	—	16,097,322
Asset Allocation Fund	154,141,579	70,906,193	—	225,047,772
Equity Income Fund	352,704,036	32,119,342	—	384,823,378
Income & Growth Fund	128,440,682	2,178,243	—	130,618,925
Growth & Income Fund	225,213,943	8,023,033	—	233,236,976
Blue Chip Growth Fund	80,731,224	2,675,750	—	83,406,974
Large Cap Growth Fund	60,832,389	316,725	—	61,149,114
Concentrated Growth Fund	88,050,848	4,046,249	—	92,097,097
Mid Cap Value Fund	369,360,678	43,523,700	—	412,884,378
Mid Cap Growth Fund	243,401,940	28,913,054	108,690	272,423,684
Small/Mid Cap Value Fund	221,253,404	28,810,283	—	250,063,687
Small Cap Index Fund	51,393,906	3,145,460	—	54,539,366
Global Fund	44,800,689	1,726,293	—	46,526,982
Foreign Fund	303,027,203	14,118,425	16,808	317,162,436
Conservative Allocation Fund	17,068,431	—	—	17,068,431
Balanced Allocation Fund	26,236,390	—	—	26,236,390
Moderate Allocation Fund	78,699,891	—	—	78,699,891
Growth Allocation Fund	116,186,975	—	—	116,186,975
Aggressive Allocation Fund	11,967,307	—	—	11,967,307

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Equity Index Fund	$18,872	$—	$—	$18,872
NASDAQ-100 Fund	2,190	—	—	2,190
Asset Allocation Fund	(3,042)	—	—	(3,042)
Mid Cap Value Fund	(6,556)	—	—	(6,556)
Small/Mid Cap Value Fund	93,904	—	—	93,904
Small Cap Index Fund	9,731	—	—	9,731

*Other financial instruments include futures, forwards and swap contracts.

Liabilities Valuation Inputs

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Small Cap Growth Equity Fund	$(4,140)	$—	$—	$(4,140)

*Other financial instruments include written options.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/07	Accrued discounts/ premiums	Realized gain/loss and change in unrealized appreciation/ depreciation	Net purchases/ sales	Net transfers in and/or out of Level 3	Balance, as of 03/31/08	Net change in unrealized appreciation/ depreciation from investments still held as of 03/31/08
Mid Cap Growth Fund	$108,690	$—	$—	$—	$—	$108,690	$—
Foreign Fund	—	—	(70)	16,878	—	16,808	(70)

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value.  The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan.  The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day.  As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.  The Funds receive compensation for lending their securities.  At March 31, 2008, the Funds loaned securities having the following market values collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Large Cap Value Fund	$4,133,278	$4,250,870
Equity Index Fund	2,990,518	3,131,480
Growth Equity Fund	105,550	106,106
Small Cap Growth Equity Fund	25,838,378	26,473,153
Asset Allocation Fund	2,292,215	2,569,458
Equity Income Fund	10,547,129	10,796,301
Income & Growth Fund	2,073,564	2,178,243
Growth & Income Fund	3,154,519	3,546,566
Blue Chip Growth Fund	141,497	141,372
Concentrated Growth Fund	810,880	839,928
Mid Cap Value Fund	32,824,610	33,562,916
Mid Cap Growth Fund	19,233,865	19,719,679
Small/Mid Cap Value Fund	22,346,297	23,203,387
Small Cap Index Fund	2,617,862	2,718,540
Global Fund	196,612	205,029
Foreign Fund	889,856	995,756
	$130,196,630	$134,438,784

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in process of recall from the brokers.

The market value of the securities on loan is calculated based on the opening value of the securities loaned as of March 31, 2008. As a result, the collateral value in the table above may not at least equal the market value of the securities on loan.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method.  Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars.  The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.  Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the

Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

A summary of open forward foreign currency contracts for the Asset Allocation Fund and Mid Cap Value Fund at March 31, 2008, is as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Asset Allocation Fund
BUYS
5/23/08	Brazilian Real	125,000	$73,725	$70,825	$(2,900)
5/06/08	Colombian Peso	357,471,445	191,468	193,436	1,968
4/17/08	Euro	104,072	161,436	164,607	3,171
4/17/08	Japanese Yen	11,036,300	110,000	110,805	805
4/30/08	Japanese Yen	10,205,000	98,210	102,689	4,479
5/22/08	New Mexican Peso	300,000	27,615	27,943	328
5/21/08	Turkish Lira	35,000	27,855	25,722	(2,133)
					$5,718
SELLS
5/23/08	Brazilian Real	125,000	$70,982	$70,825	$157
5/06/08	Colombian Peso	469,591,000	239,455	254,106	(14,651)
4/17/08	Great British Pound	80,000	161,436	158,750	2,686
4/30/08	Great British Pound	50,000	98,210	99,168	(958)
5/22/08	New Mexican Peso	611,000	56,045	56,911	(866)
5/21/08	Turkish Lira	75,000	59,990	55,118	4,872
					$(8,760)

Mid Cap Value Fund
BUYS
4/30/08	Canadian Dollar	20,316	$19,975	$19,787	$(188)
4/30/08	Euro	3,423	5,392	5,418	26
4/30/08	Euro	25,086	39,612	39,705	93
					$(69)
SELLS
4/30/08	Canadian Dollar	910,175	$898,264	$886,492	$11,772
4/30/08	Euro	4,446,317	7,019,200	7,037,459	(18,259)
					$(6,487)

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities.  Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield.  Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses.  When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Equity Index Fund, NASDAQ-100 Fund, Small/Mid Cap Value Fund and Small Cap Index Fund at March 31, 2008, is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)

Equity Index Fund
BUYS
41	S&P 500 E-Mini	6/20/2008	$2,714,200	$18,872

NASDAQ-100 Fund
BUYS
3	NASDAQ-100 E-Mini	6/20/2008	$179,050	$2,190

Small/Mid Cap Value Fund
BUYS
28	Russell Mini	6/20/2008	$1,932,000	$93,904

Small Cap Index Fund
BUYS
18	Russell Mini	6/20/2008	$1,242,000	$9,731

Options

The Funds may purchase put and call options.  By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements.  A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option.  A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists.  If the option is allowed to expire, a Fund will lose the entire premium it paid.  Premiums paid for purchasing options which expire are treated as realized losses.  If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price.  If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially.  However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The Funds may also “write” put and call options.  When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it.  A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price.  If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium a call writer offsets part of the effect of a price increase.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A summary of open written option contracts for the Small Cap Growth Equity Fund at March 31, 2008, is as follows:

Notional Amount	Expiration Date	Market Description	Premiums	Value
Small Cap Growth Equity Fund

$7,700	5/17/2008	TiVo, Inc. Call, Strike 10.00	$4,394	$3,080
$10,600	5/17/2008	TiVo, Inc. Call, Strike 12.50	4,134	1,060
			$8,528	$4,140

Transactions in options written for the Small Cap Growth Equity Fund during the period ended March 31, 2008 were as follows:

	Number of Contracts	Premiums Received
Small Cap Growth Equity Fund
Options outstanding at December 31, 2007	—	$—
Options written	183	8,528
Options terminated in closing purchase transactions	—	—
Options outstanding at March 31, 2008	183	$8,528

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by MML Trust.

Foreign Securities

The Foreign Fund invests substantially all of its assets in foreign securities.  The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Board of Trustees, taking into consideration such factors as the Board deems appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these restricted securities held at March 31, 2008 were as follows:

			Value as Percentage
	Aggregate Cost	Aggregate Value	of Fund’s Net Assets
Large Cap Value Fund	$3,926,400	$3,115,762	1.2%
Asset Allocation Fund	$9,466,969	$8,177,295	3.6%
Equity Income Fund	$1,600,000	$1,283,638	0.0%
Mid Cap Growth Fund	$108,690	$108,690	0.0%

3.  Federal Income Tax Information

At March 31, 2008, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Large Cap Value Fund	$246,587,316	$47,414,600	$(26,505,412)	$20,909,188
Equity Index Fund	307,699,467	100,650,626	(42,745,459)	57,905,167
Growth Equity Fund	17,125,210	426,381	(1,658,861)	(1,232,480)
NASDAQ-100 Fund	7,683,647	1,950,318	(857,978)	1,092,340
Small Cap Growth Equity Fund	241,181,638	20,174,030	(22,627,459)	(2,453,429)
Emerging Growth Fund	15,675,224	1,524,583	(1,102,485)	422,098
Asset Allocation Fund	242,008,201	12,282,081	(29,242,510)	(16,960,429)
Equity Income Fund	414,596,631	17,988,380	(47,761,633)	(29,773,253)
Income & Growth Fund	132,009,707	12,046,550	(13,437,332)	(1,390,782)
Growth & Income Fund	257,832,576	16,827,131	(41,422,731)	(24,595,600)
Blue Chip Growth Fund	80,472,629	7,207,573	(4,273,228)	2,934,345
Large Cap Growth Fund	59,658,708	6,068,624	(4,578,218)	1,490,406
Concentrated Growth Fund	93,717,908	5,652,967	(7,273,778)	(1,620,811)
Mid Cap Value Fund	433,758,534	6,215,773	(27,089,929)	(20,874,156)
Mid Cap Growth Fund	276,315,289	29,381,049	(33,272,654)	(3,891,605)
Small /Mid Cap Value Fund	278,738,833	9,156,437	(37,831,583)	(28,675,146)
Small Cap Index Fund	61,941,405	5,047,484	(12,449,523)	(7,402,039)
Global Fund	47,386,870	4,881,129	(5,741,017)	(859,888)
Foreign Fund	309,019,878	40,602,847	(32,460,289)	8,142,558
Conservative Allocation Fund	17,109,599	67,089	(108,257)	(41,168)
Balanced Allocation Fund	26,432,946	60,592	(257,148)	(196,556)
Moderate Allocation Fund	79,108,394	172,741	(581,244)	(408,503)
Growth Allocation Fund	117,195,478	190,535	(1,199,038)	(1,008,503)
Aggressive Allocation Fund	12,153,161	8,765	(194,619)	(185,854)

4.  Investment in Affiliated Issuers

A summary of the Fund’s transactions in the securities of these issuers during the period ended March 31, 2008, is as follows:

	Number of			Number of
	Shares Held,			Shares Held,	Value,
	Beginning			End	End of	Dividend
	of Period	Purchases	Sales	of Period	Period	Income
Conservative Allocation Fund
MML Blue Chip Growth Fund	1,329	186,321	26,051	161,599	$1,682,240	$—
MML Equity Fund	440	64,862	9,069	56,233	1,170,480	—
MML Equity Income Fund	978	136,912	18,983	118,907	1,175,986	—
MML Inflation-Protected Bond Fund	2,971	358,364	47,732	313,603	3,449,634	—
MML Managed Bond Fund	3,155	392,526	52,343	343,338	4,279,941	—
MML Mid Cap Growth Fund	419	58,419	8,134	50,704	506,022	—
MML Mid Cap Value Fund	309	45,293	6,196	39,406	342,044	—
MML Small Cap Equity Fund	485	72,205	10,067	62,623	504,497	—
Oppenheimer Global Securities Fund, Non-Service Shares	168	25,742	3,533	22,377	680,030	38,335
Oppenheimer International Fund, Non-Service Shares	2,941	410,165	56,125	356,981	688,973	4,944
Oppenheimer Strategic Bond Fund, Non-Service Shares	4,253	550,492	72,700	482,045	2,588,584	112,512

Totals					$17,068,431	$155,791

	Number of			Number of
	Shares Held,			Shares Held,	Value,
	Beginning			End	End of	Dividend
	of Period	Purchases	Sales	of Period	Period	Income
Balanced Allocation Fund
MML Blue Chip Growth Fund	1,197	224,533	3	225,727	$2,349,822	$—
MML Concentrated Growth Fund, Class I	848	158,867	1	159,714	1,544,431	—
MML Equity Fund	502	98,907	1	99,408	2,069,162	—
MML Equity Income Fund	1,257	234,880	2	236,135	2,335,376	—
MML Inflation-Protected Bond Fund	2,971	477,946	4	480,913	5,290,043	—
MML Managed Bond Fund	1,893	314,691	3	316,581	3,946,393	—
MML Mid Cap Growth Fund	419	77,888	1	78,306	781,499	—
MML Mid Cap Value Fund	464	90,308	1	90,771	787,894	—
MML Small Cap Equity Fund	485	96,092	1	96,576	778,019	—
Oppenheimer Global Securities Fund, Non-Service Shares	168	34,459	1	34,626	1,052,283	47,216
Oppenheimer International Fund, Non-Service Shares	3,676	683,581	7	687,250	1,326,393	7,601
Oppenheimer Strategic Bond Fund, Non-Service Shares	4,253	735,991	7	740,237	3,975,075	138,703

Totals					$26,236,390	$193,520

	Number of			Number of
	Shares Held,			Shares Held,	Value,
	Beginning			End	End of	Dividend
	of Period	Purchases	Sales	of Period	Period	Income
Moderate Allocation Fund
MML Blue Chip Growth Fund	1,329	763,585	10,844	754,070	$7,849,871	$—
MML Concentrated Growth Fund, Class I	989	568,071	8,141	560,919	5,424,086	—
MML Equity Fund	502	302,901	4,313	299,090	6,225,500	—
MML Equity Income Fund	1,397	798,681	11,235	788,843	7,801,659	—
MML Inflation-Protected Bond Fund	2,229	1,094,506	15,306	1,081,429	11,895,720	—
MML Managed Bond Fund	1,893	960,736	13,477	949,152	11,831,818	—
MML Mid Cap Growth Fund	419	238,475	3,433	235,461	2,349,906	—
MML Mid Cap Value Fund	618	368,452	5,172	363,898	3,158,633	—
MML Small Cap Equity Fund	485	294,403	4,221	290,667	2,341,630	—
MML Small Cap Growth Equity Fund	273	160,833	2,310	158,796	2,349,531	—
Oppenheimer Global Securities Fund, Non-Service Shares	210	131,734	1,890	130,054	3,952,353	169,521
Oppenheimer International Fund, Non-Service Shares	5,147	2,925,831	42,699	2,888,279	5,574,379	30,537
Oppenheimer Strategic Bond Fund, Non-Service Shares	2,836	1,497,623	20,979	1,479,480	7,944,805	265,983

Totals					$78,699,891	$466,041

	Number of			Number of
	Shares Held,			Shares Held,	Value,
	Beginning			End	End of	Dividend
	of Period	Purchases	Sales	of Period	Period	Income
Growth Allocation Fund
MML Blue Chip Growth Fund	1,728	1,448,343	2,009	1,448,062	$15,074,327	$—
MML Concentrated Growth Fund, Class I	1,272	1,064,141	1,443	1,063,970	10,288,587	—
MML Equity Fund	628	552,350	760	552,218	11,494,319	—
MML Equity Income Fund	1,677	1,398,666	1,930	1,398,413	13,830,300	—
MML Inflation-Protected Bond Fund	1,337	960,459	1,386	960,410	10,564,506	—
MML Managed Bond Fund	1,010	749,219	1,083	749,146	9,338,610	—
MML Mid Cap Growth Fund	558	464,073	633	463,998	4,630,698	—
MML Mid Cap Value Fund	618	538,210	746	538,082	4,670,549	—
MML Small Cap Equity Fund	646	572,720	782	572,584	4,612,778	—
MML Small Cap Growth Equity Fund	273	234,474	328	234,419	3,468,438	—
Oppenheimer Global Securities Fund, Non-Service Shares	252	230,868	293	230,827	7,014,834	330,735
Oppenheimer International Fund, Non-Service Shares	7,353	6,108,597	8,207	6,107,743	11,787,944	70,890
Oppenheimer Strategic Bond Fund, Non-Service Shares	2,268	1,752,628	2,366	1,752,530	9,411,085	345,429

Totals					$116,186,975	$747,054

	Number of			Number of
	Shares Held,			Shares Held,	Value,
	Beginning			End	End of	Dividend
	of Period	Purchases	Sales	of Period	Period	Income
Aggressive Allocation Fund
MML Blue Chip Growth Fund	1,861	158,974	—	160,835	$1,674,293	$—
MML Concentrated Growth Fund, Class I	1,413	120,038	—	121,451	1,174,429	—
MML Equity Fund	628	56,217	—	56,845	1,183,217	—
MML Equity Income Fund	1,677	142,369	—	144,046	1,424,618	—
MML Inflation-Protected Bond Fund	594	43,738	—	44,332	487,651	—
MML Managed Bond Fund	379	28,768	—	29,147	363,340	—
MML Mid Cap Growth Fund	838	70,873	—	71,711	715,676	—
MML Mid Cap Value Fund	773	68,495	—	69,268	601,244	—
MML Small Cap Equity Fund	808	72,741	—	73,549	592,514	—
MML Small Cap Growth Equity Fund	455	39,779	—	40,234	595,292	—
Oppenheimer Global Securities Fund, Non-Service Shares	378	35,345	—	35,723	1,085,636	53,509
Oppenheimer International Fund, Non-Service Shares	10,294	872,195	—	882,489	1,703,204	10,703
Oppenheimer Strategic Bond Fund, Non-Service Shares	851	67,341	—	68,192	366,193	14,055

Totals					$11,967,307	$78,267

5.  New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	5/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	5/27/08

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/27/08